SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]

         Pre-Effective Amendment No. ______                           [ ]

         Post-Effective Amendment No.  2     (File No. 333-74865)     [X]
                                     -----    ------------------
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.  3       (File No. 811-7195)                   [X]
                      ----

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN                  55474
(Address of Depositor's Principal Executive Offices)     (Zip Code)

Depositor's Telephone Number, including Area Code        (612) 671-3678

       Mary Ellyn Minenko, 200 AXP Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)
  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
  [X] on May 1, 2000  pursuant to paragraph  (b) of Rule 485
  [ ] 60 days after filing  pursuant to paragraph (a)(1) of Rule 485
  [ ] on (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2000

AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: 1-800-333-3437

This prospectus contains information that you should know before investing. You also will receive the prospectuses for:

-  American Express-Registered Trademark- Variable Portfolio Funds       - J. P. Morgan Series Trust II
-  AIM Variable Insurance Funds                                          - Lazard Retirement Series, Inc.
-  Alliance Variable Products Series Fund                                - MFS-Registered Trademark- Variable Insurance Trust-SM-
-  Baron Capital Funds                                                   - Putnam Variable Trust - Class IB Shares
-  Fidelity Variable Insurance Products Service Class                    - Royce Capital Fund
-  Franklin Templeton Variable Insurance Products Trust (FTVIPT)         - Third Avenue Variable Series Trust
-  Goldman Sachs Variable Insurance Trust (VIT)                          - Wanger Advisors Trust
-  Janus Aspen Series: Service Shares                                    - Warburg Pincus Trust

Please read the prospectuses carefully and keep them for future reference.

This contract provides for contract value credits. The death benefits for contracts with such credits may be lower than for contracts without such credits. The amount of the credit may be more than offset by the reduction in the death benefits provided.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

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                                                  PROSPECTUS -- MAY 1, 2000   1

TABLE OF CONTENTS

KEY TERMS............................................................3

THE CONTRACT IN BRIEF................................................4

EXPENSE SUMMARY......................................................7

CONDENSED FINANCIAL INFORMATION (UNAUDITED).........................15

FINANCIAL STATEMENTS................................................23

PERFORMANCE INFORMATION.............................................23

THE VARIABLE ACCOUNT AND THE FUNDS..................................25

THE FIXED ACCOUNTS..................................................32

BUYING YOUR CONTRACT................................................34

CHARGES.............................................................36

VALUING YOUR INVESTMENT.............................................40

MAKING THE MOST OF YOUR CONTRACT....................................42

WITHDRAWALS.........................................................50

TSA -- SPECIAL WITHDRAWAL PROVISIONS................................51

CHANGING OWNERSHIP..................................................51

BENEFITS IN CASE OF DEATH...........................................51

THE ANNUITY PAYOUT PERIOD...........................................55

TAXES...............................................................57

VOTING RIGHTS.......................................................59

SUBSTITUTION OF INVESTMENTS.........................................60

ABOUT THE SERVICE PROVIDERS.........................................60

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE...............61

DIRECTORS AND EXECUTIVE OFFICERS....................................66

EXPERTS.............................................................68

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
    FINANCIAL INFORMATION...........................................69

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION........87


--------------------------------------------------------------------------------
2 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT -- A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT -- The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS -- An amount paid at regular intervals under one of several plans.

BENEFICIARY -- The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

CLOSE OF BUSINESS -- When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT -- a deferred annuity contract, or a certificate showing your interest under a group annuity contract, that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payout beginning at a specified time in the future.

CONTRACT VALUE -- The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR -- A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNTS -- The one-year fixed account is an account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically. Guarantee Period Accounts are fixed accounts to which you may also allocate purchase payments. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from these accounts prior to the end of the term specified will receive a Market Value Adjustment, which may result in a gain or loss of principal.

FUNDS -- Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD -- The number of years that a guaranteed interest rate is credited.

MARKET VALUE ADJUSTMENT (MVA) -- A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU, YOUR) -- The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY -- A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)
- Roth IRAs under Section 408A of the Code
- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code
- Tax Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code




--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2000  3

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE -- The date when annuity payouts are scheduled to begin.

VALUATION DATE -- Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT -- Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE -- The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments; you may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract. These accounts in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity.

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. However, the contract has features other than tax deferral that may make it an appropriate investment for your retirement plan. You should compare these features and their costs with other investment options before deciding to purchase this contract.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 25)

- the fixed accounts, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. (p. 32)







--------------------------------------------------------------------------------
4 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. 34)

- Minimum initial purchase payment (including Systematic Investment Plans (SIPs)) --

             $5,000 in Texas, Washington, Pennsylvania and South Carolina;

             $2,000 in all other states


- Minimum additional purchase payment -- $100 ($50 for SIPs)

- Maximum total purchase payments (without prior approval) --

             $1,000,000 for issue ages up to 85
             $100,000 for issue ages 86 to 90

TRANSFERS: Subject to certain restrictions you currently may redistribute your money among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the Guarantee Period Accounts before the end of the Guarantee Period will be subject to a MVA. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 43)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 50)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 51)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 51)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The Guarantee Period Accounts are not available during the payout period. (p. 55)

TAXES: Generally, your contract grows tax-deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 57)



--------------------------------------------------------------------------------
                                                     PROSPECTUS -- MAY 1, 2000 5

CHARGES: We assess certain charges in connection with your contract (p. 36):

-  $30 annual contract administrative charge;

-  0.15% variable account administrative charge;

- 1.25% mortality and expense risk fee (if you allocate money to one or more subaccounts);

- if you select the Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base)*, an annual fee based on an adjusted contract value (currently 0.35%);

- if you select the 8% Performance Credit Rider*, an annual fee of 0.25% of the contract anniversary contract value;

- withdrawal charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal); and

- the operating expenses of the funds in which the subaccounts invest.


*You may select either the Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) or the 8% Performance Credit Rider, but not both. Riders may not be available in all states. The Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) is only available if the annuitant is age 75 or younger.






--------------------------------------------------------------------------------
6 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.


CONTRACT OWNER EXPENSES
WITHDRAWAL CHARGE (contingent deferred sales charge as a percentage of purchase payment withdrawn)


                                YEARS FROM PURCHASE                            WITHDRAWAL CHARGE
                                  PAYMENT RECEIPT                                 PERCENTAGE
----------------------------------------------------------------------------------------------------------------------
                                         1                                             7%
----------------------------------------------------------------------------------------------------------------------
                                         2                                             7
----------------------------------------------------------------------------------------------------------------------
                                         3                                             6
----------------------------------------------------------------------------------------------------------------------
                                         4                                             6
----------------------------------------------------------------------------------------------------------------------
                                         5                                             5
----------------------------------------------------------------------------------------------------------------------
                                         6                                             4
----------------------------------------------------------------------------------------------------------------------
                                         7                                             2
----------------------------------------------------------------------------------------------------------------------
                                    Thereafter                                         0
----------------------------------------------------------------------------------------------------------------------


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
The amount equal to the difference in the present value of remaining payments using the assumed investment rate and such present value using the investment rate plus 1.77%. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                            $30*

*We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

GUARANTEED MINIMUM INCOME BENEFIT RIDER
(6% ACCUMULATION BENEFIT BASE) FEE:**

as a percentage of an adjusted contract value
charged annually. This is an optional expense.                  0.35%

8% PERFORMANCE CREDIT RIDER FEE:**
as a percentage of the contract value at contract
anniversary charged annually. This is an optional expense.      0.25%

**You may select either the Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) or the 8% Performance Credit Rider, but not both. Riders may not be available in all states. The Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) is only available if the annuitant is age 75 or younger.


ANNUAL VARIABLE ACCOUNT EXPENSES (AS A PERCENTAGE OF AVERAGE SUBACCOUNT VALUE)

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE            0.15%

MORTALITY AND EXPENSE RISK FEE***                 1.25%
                                                  -----
TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES            1.40%


***Includes a death benefit choice of either the Option A -- Return of purchase payment death benefit, Option B -Maximum anniversary value death benefit, or Option C -- 5% Accumulation death benefit rider if both you and the annuitant are age 79 or younger. If either you or the annuitant are age 80 or older Option A will apply.

 .





--------------------------------------------------------------------------------
                                                     PROSPECTUS -- MAY 1, 2000 7


------------------------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A
PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------

                                                       MANAGEMENT             12b-1               OTHER
                                                          FEES                FEES              EXPENSES               TOTAL
------------------------------------------------------------------------------------------------------------------------------------
AXP-SM- Variable Portfolio -
   Blue Chip Advantage Fund                                 .56%                 .13                 .26                  .95%(1)
   Bond Fund                                                .60%                 .13                 .08                  .81%(2)
   Capital Resource Fund                                    .60%                 .13                 .06                  .79%(2)
   Cash Management Fund                                     .51%                 .13                 .05                  .69%(2)
   Diversified Equity Income Fund                           .56%                 .13                 .26                  .95%(1)
   Extra Income Fund                                        .62%                 .13                 .08                  .83%(2)
   Federal Income Fund                                      .61%                 .13                 .14                  .88%(1)
   Growth Fund                                              .63%                 .13                 .19                  .95%(1)
   Managed Fund                                             .59%                 .13                 .04                  .76%(2)
   New Dimensions Fund-Registered Trademark-                .61%                 .13                 .07                  .81%(2)
   Small Cap Advantage Fund                                 .79%                 .13                 .31                 1.23%(1)
AIM V.I.
   Capital Appreciation Fund                                .62%                  --                 .11                  .73%(3)
   Capital Development Fund                                  --%                  --                1.23                 1.23%(3,4)
   Value Fund                                               .61%                  --                 .15                  .76%(3)
Alliance VP
   Premier Growth Portfolio (Class B)                      1.00%                 .25                 .04                 1.29%(5)
   Technology Portfolio (Class B)                           .71%                 .25                 .24                 1.20%(5)
   U.S. Government/High Grade Securities
        Portfolio (Class B)                                 .60%                 .25                 .30                 1.15%(5)
Baron Funds
   Baron Capital Asset Fund                                1.00%                 .25                 .25                 1.50%(6)
Fidelity VIP
   III Growth & Income Portfolio (Service Class)            .48%                 .10                 .12                  .70%(7)
   III Mid Cap Portfolio (Service Class)                    .57%                 .10                 .40                 1.07%(8)
   Overseas Portfolio (Service Class)                       .73%                 .10                 .18                 1.01%(7)
FTVIPT
   Franklin Real Estate Fund - Class 2                      .56%                 .25                 .02                  .83%(9)
   Mutual Shares Securities Fund - Class 2                  .60%                 .25                 .19                 1.04%(10)
   Templeton International Smaller Companies Fund - Class 2 .85%                 .25                 .26                 1.36%(11)
Goldman Sachs VIT
   Capital Growth Fund                                      .75%                 --                  .25                 1.00%(12)
   CORE-SM-  U.S. Equity Fund                               .70%                 --                  .20                  .90%(12)
   Global Income Fund                                       .90%                 --                  .25                 1.15%(12)
   International Equity Fund                               1.00%                 --                  .35                 1.35%(12)
   Internet Tollkeeper Fund                                1.00%                 --                  .25                 1.25%(13)
Janus Aspen Series
   Aggressive Growth Portfolio: Service Shares              .65%                 .25                 .02                  .92%(14)
   Global Technology Portfolio: Service Shares              .65%                 .25                 .13                 1.03%(14)
   Growth Portfolio: Service Shares                         .65%                 .25                 .02                  .92%(14)
   International Growth Portfolio: Service Shares           .65%                 .25                 .11                 1.01%(14)






------------------------------------------------------------------------------------------------------------------------------------
8 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY



----------------------------------------------------------------------------------------------------------------------------------
 ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A
PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                MANAGEMENT          12b-1           OTHER
                                                                   FEES             FEES          EXPENSES            TOTAL
------------------------------------------------------------------------------------------------------------------------------------
 J.P. Morgan
   U.S. Disciplined Equity Portfolio                                  .35%           --                 .50             .85%(15)
 Lazard Retirement Series
   Equity Portfolio                                                   .75%           .25                .25            1.25%(16)
   International Equity Portfolio                                     .75%           .25                .25            1.25%(16)
 MFS-Registered Trademark-
   New Discovery Series                                               .90%           --                 .17            1.07%(17,18)
   Research Series                                                    .75%           --                 .11             .86%(17)
   Utilities Series                                                   .75%           --                 .16             .91%(17)
 Putnam Variable Trust
   Putnam VT Growth and Income Fund - Class IB Shares                 .46%           .15                .04             .65%(3)
   Putnam VT International Growth Fund - Class IB Shares              .80%           .15                .22            1.17%(3)
   Putnam VT International New Opportunities Fund - Class IB Shares  1.08%           .15                .33            1.56%(3)
 Royce
   Micro-Cap Portfolio                                               1.25%           --                 .10            1.35%(19)
   Premier Portfolio                                                 1.00%           --                 .35            1.35%(19)
Third Avenue
   Value Portfolio                                                    .90%           --                 .40            1.30%(20)
 Wanger
   International Small Cap                                           1.25%           --                 .24            1.49%(21)
   U.S. Small Cap                                                     .95%           --                 .07            1.02%(21)
Warburg Pincus Trust -
   Emerging Growth Portfolio                                           --%           --                1.40            1.40%(22)






----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PROSPECTUS -- MAY 1, 2000 9


(1) Based on estimated expense after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.39% and 1.08% for AXP-SM- Variable Portfolio - Blue Chip Advantage and AXP-SM- Variable Portfolio - Diversified Equity Income Funds, 0.26% and 1.00% for AXP-SM- Variable Portfolio - Federal Income Fund, 0.32% and 1.08% for AXP-SM- Variable Portfolio - Growth Fund and 0.43% and 1.35% for AXP-SM- Variable Portfolio - Small Cap Advantage Fund.

(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 1999 restated to include a Rule 12b-1 distribution fee of 0.125% that went into effect Sept. 21, 1999.

(3) Figures in "Management Fees", "12b-1 Fees", "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 1999.

(4) Had there been no fee waiver or expenses reimbursements, expenses would have been: 0.75%, 0.00%, 2.67% and 3.42%.

(5) Figures in "Management Fees", "12b-1 Fees". "Other Expenses" and "Total" are based on actual expenses for the fiscal period ended Dec. 31, 1999. Absent fee waivers and expense reimbursements "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" would be, respectively, 1.00%, 0.25%, 0.27% and 1.52% for Alliance Technology Portfolio.

(6) The Advisor is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.50% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period Jan. 1, 1999 through Dec. 31, 1999 would have been 1.88%.

(7) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable funds' expenses. With these reductions, "Other Expenses," and "Total" presented in the table would have been 0.11% and 0.69% for Growth & Income Portfolio and 0.15% and 0.98% for Overseas Portfolio.

(8) FMR agreed to reimburse a portion Mid Cap Portfolio's expenses during the period. Without this reimbursement, the Portfolio's management fee, distribution & service fee (12b-1), other expenses and total expenses would have been 0.57%, 0.10%, 2.74% and 3.41%, respectively.

(9) Previously Franklin Real Estate Securities Fund. The fund administration fee is paid indirectly through the management fee. The fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(10) On Feb. 8, 2000, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective May 1, 2000. The table shows total expenses based on the fund's assets as of Dec. 31, 1999, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after May 1, 2000 would be estimated as: "Management Fees" 0.60%, "12b-1 Fees" 0.25%, "Other Expenses" 0.19%, and "Total" 1.04%.
     The fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(11) The fund's class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(12) The fund's expenses are based on estimated expenses for the fiscal year ended Dec. 31, 2000. Goldman Sachs Asset Management and Goldman Sachs Asset Management International, the investment advisers, have voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed the percentage stated in the above table (as calculated per annum) of each fund's respective average daily net assets. Without the limitations described above, "Other Expenses" and "Total" of the funds would be as follows: 0.94% and 1.69% for Capital Growth Fund, 1.78% and 2.68% for Global Income Fund, 0.77% and 1.77% for International Equity Fund, and 0.20% and 0.90% for CORE-SM- U.S. Equity Fund. CORE-SM- is a service mark of Goldman Sachs & Co.

(13) Based on projected assets of $150 million, there will be no expense reimbursements.

(14) Expenses are based on the estimated expenses that the new Service Shares Class of each portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of expense offset arrangements.

(15) Fees are stated to reflect an agreement to reimburse the trust to the extent certain expenses exceed in any fiscal year 0.85% of the average daily net assets of the J.P. Morgan U.S. Disciplined Equity Portfolio. Without such reimbursements, total fund annual expenses would have been 0.87% for the portfolio.

(16) Effective May 1, 1999, the investment advisor agreed to waive its fees and/or reimburse the Funds through Dec. 31, 2000 to the extent that total Fund expenses exceed 1.25% for Equity and 1.25% for International Equity of the Funds' average daily net assets. Absent fee waivers and/or reimbursements, "Other Expenses" and "Total" expenses for the year ended Dec. 31, 1999 would have been 4.63% and 5.63% for Equity, and 11.94% and 12.94% for International Equity.

(17) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 1.05% for New Discovery Series, 0.85% for Research Series, and 0.90% for Utilities Series.

(18) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year 0.15% for the New Discovery Series. Without this agreement, "Other" and Total Expenses" would have been 1.59% and 2.49%. These contractual fee arrangements will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series.

(19) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 1999 and 1.99% through Dec. 31, 2008. Absent fee waivers "Other Expenses" and "Total Expenses" would be 0.99% and 2.24% for Royce Micro-Cap Portfolio and 4.63% and 5.63% for Royce Premier Portfolio.

(20) These expenses reflect reimbursements by the Advisor. The Advisor reimbursed the Fund for all expenses incurred by the Fund in excess of 1.30% of Fund assets. The fund will repay the Advisor the amount of its reimbursement for up to three years following the reimbursement to the extent Fund expenses drop below 1.30%. The Advisor expects to continue to reimburse the Fund for these expenses for the foreseeable future. Either the Fund or the Advisor can terminate this arrangement at any time. Without this reimbursement, the Fund's "Other Expenses" and "Total" would have been 2.05% and 2.95%. Other expenses are based on estimated amounts for the current fiscal year.

(21) Actual operating expenses of funds at Dec. 31, 1999.

(22) Expense ratios are shown after fee waivers and expense reimbursements by the investment advisor. The total expense ratio before the waivers and reimbursements would have been 11.16% for Emerging Growth Portfolio of the Warburg Pincus Trust.

--------------------------------------------------------------------------------
10 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

EXAMPLES:*
You would pay the following expenses on a $1,000 investment without any optional rider and assuming a 5% annual return and....

                                                                                               NO WITHDRAWAL OR SELECTION
                                                    TOTAL WITHDRAWAL AT THE                 OF AN ANNUITY PAYOUT PLAN AT THE
                                                    END OF EACH TIME PERIOD                      END OF EACH TIME PERIOD
                                             1 YEAR    3 YEARS    5 YEARS  10 YEARS       1 YEAR   3 YEARS    5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
 AXP (SM) Variable Portfolio -
   Blue Chip Advantage Fund                 $94.78   $136.24    $180.33   $277.94         $24.78    $76.24   $130.33   $277.94
   Bond Fund                                 93.35    131.93     173.14    263.58          23.35     71.93    123.14    263.58
   Capital Resource Fund                     93.14    131.31     172.11    261.52          23.14     71.31    122.11    261.52
   Cash Management Fund                      92.12    128.23     166.94    251.11          22.12     68.23    116.94    251.11
   Diversified Equity Income Fund            94.78    136.24     180.33    277.94          24.78     76.24    130.33    277.94
   Extra Income Fund                         93.55    132.55     174.17    265.65          23.55     72.55    124.17    265.65
   Federal Income Fund                       94.07    134.09     176.74    270.79          24.07     74.09    126.74    270.79
   Growth Fund                               94.78    136.24     180.33    277.94          24.78     76.24    130.33    277.94
   Managed Fund                              92.84    130.39     170.56    258.41          22.84     70.39    120.56    258.41
   New Dimensions Fund-Registered Trademark- 93.35    131.93     173.14    263.58          23.35     71.93    123.14    263.58
   Small Cap Advantage Fund                  97.65    144.83     194.59    306.08          27.65     84.83    144.59    306.08
 AIM V.I.
   Capital Appreciation Fund                 92.53    129.46     169.01    255.29          22.53     69.46    119.01    255.29
   Capital Development Fund                  97.65    144.83     194.59    306.08          27.65     84.83    144.59    306.08
   Value Fund                                92.84    130.39     170.56    258.41          22.84     70.39    120.56    258.41
 Alliance VP
   Premier Growth Portfolio (Class B)        98.27    146.66     197.63    312.00          28.27     86.66    147.63    312.00
   Technology Portfolio (Class B)            97.35    143.91     193.07    303.10          27.35     83.91    143.07    303.10
   U.S. Government/High Grade
   Securities Portfolio (Class B)            96.83    142.38     190.53    298.12          26.83     82.38    140.53    298.12
 Baron Funds
   Baron Capital Asset Fund                 100.42    153.06     208.18    332.47          30.42     93.06    158.18    332.47
 Fidelity VIP
   III Growth & Income Portfolio
    (Service Class)                          92.22    128.53     167.46    252.16          22.22     68.53    117.46    252.16
   III Mid Cap Portfolio (Service Class)     96.01    139.93     186.46    290.10          26.01     79.93    136.46    290.10
   Overseas Portfolio (Service Class)        95.40    138.09     183.40    284.04          25.40     78.09    133.40    284.04
 FTVIPT
   Franklin Real Estate Fund - Class 2       93.55    132.55     174.17    265.65          23.55     72.55    124.17    265.65
   Mutual Shares Securities Fund - Class 2   95.71    139.01     184.93    287.07          25.71     79.01    134.93    287.07
   Templeton International Smaller
   Companies Fund - Class 2                  98.99    148.80     201.16    318.87          28.99     88.80    151.16    318.87
 Goldman Sachs VIT
   Capital Growth Fund                       95.30    137.78     182.89    283.03          25.30     77.78    132.89    283.03
   CORE (SM) U.S. Equity Fund                94.27    134.71     177.77    272.84          24.27     74.71    127.77    272.84
   Global Income Fund                        96.83    142.38     190.53    298.12          26.83     82.38    140.53    298.12
   International Equity Fund                 98.88    148.50     200.65    317.89          28.88     88.50    150.65    317.89
   Internet Tollkeeper Fund                  97.86    145.44     195.60    308.06          27.86     85.44    145.60    308.06


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000   11

You would pay the following expenses on a $1,000 investment without any optional rider and assuming a 5% annual return and....


                                                                                                 NO WITHDRAWAL OR SELECTION
                                                          TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                  END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS   5 YEARS  10 YEARS      1 YEAR   3 YEARS  5 YEARS 10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Series
   Aggressive Growth Portfolio: Service Shares      94.48   135.32    178.79    274.88        24.48    75.32   128.79   274.88
   Global Technology Portfolio: Service Shares      95.60   138.70    184.42    286.06        25.60    78.70   134.42   286.06
   Growth Portfolio: Service Shares                 94.48   135.32    178.79    274.88        24.48    75.32   128.79   274.88
   International Growth Portfolio: Service Shares   95.40   138.09    183.40    284.04        25.40    78.09   133.40   284.04
 J.P. Morgan
   U.S. Disciplined Equity Portfolio                93.76   133.17    175.20    267.71        23.76    73.17   125.20   267.71
 Lazard Retirement Series
   Equity Portfolio                                 97.86   145.44    195.60    308.06        27.86    85.44   145.60   308.06
   International Equity Portfolio                   97.86   145.44    195.60    308.06        27.86    85.44   145.60   308.06
 MFS-Registered Trademark-
   New Discovery Series                             96.01   139.93    186.46    290.10        26.01    79.93   136.46   290.10
   Research Series                                  93.86   133.47    175.71    268.74        23.86    73.47   125.71   268.74
   Utilities Series                                 94.37   135.01    178.28    273.86        24.37    75.01   128.28   273.86
 Putnam Variable Trust
   Putnam VT Growth and Income
     Fund - Class IB Shares                         91.71   126.99    164.87    246.92        21.71    66.99   114.87   246.92
   Putnam VT International Growth
     Fund - Class IB Shares                         97.04   143.00    191.55    300.11        27.04    83.00   141.55   300.11
   Putnam VT International New Opportunities
     Fund - Class IB Shares                        101.04   154.89    211.18    338.24        31.04    94.89   161.18   338.24
 Royce
   Micro-Cap Portfolio                              98.88   148.50    200.65    317.89        28.88    88.50   150.65   317.89
   Premier Portfolio                                98.88   148.50    200.65    317.89        28.88    88.50   150.65   317.89
 Third Avenue
   Value Portfolio                                  98.37   146.97    198.13    312.99        28.37    86.97   148.13   312.99
 Wanger
   International Small Cap                         100.32   152.76    207.68    331.51        30.32    92.76   157.68   331.51
   U.S. Small Cap                                   95.50   138.40    183.91    285.05        25.50    78.40   133.91   285.05
 Warburg Pincus Trust -
   Emerging Growth Portfolio                        99.40   150.02    203.17    322.78        29.40    90.02   153.17   322.78



--------------------------------------------------------------------------------
12 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

You would pay the following expenses on a $1,000 investment if you selected the 0.35% Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) and
assuming a 5% annual return and....


                                                                                               NO WITHDRAWAL OR SELECTION
                                                    TOTAL WITHDRAWAL AT THE                 OF AN ANNUITY PAYOUT PLAN AT THE
                                                    END OF EACH TIME PERIOD                      END OF EACH TIME PERIOD
                                            1 YEAR    3 YEARS    5 YEARS  10 YEARS        1 YEAR   3 YEARS    5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
 AXP (SM) Variable Portfolio -
   Blue Chip Advantage Fund                 $98.37   $146.97    $198.13   $312.99         $28.37    $86.97   $148.13   $312.99
   Bond Fund                                 96.94    142.69     191.04    299.12          26.94     82.69    141.04    299.12
   Capital Resource Fund                     96.73    142.08     190.03    297.12          26.73     82.08    140.03    297.12
   Cash Management Fund                      95.71    139.01     184.93    287.07          25.71     79.01    134.93    287.07
   Diversified Equity Income Fund            98.37    146.97     198.13    312.99          28.37     86.97    148.13    312.99
   Extra Income Fund                         97.14    143.30     192.06    301.11          27.14     83.30    142.06    301.11
   Federal Income Fund                       97.65    144.83     194.59    306.08          27.65     84.83    144.59    306.08
   Growth Fund                               98.37    146.97     198.13    312.99          28.37     86.97    148.13    312.99
   Managed Fund                              96.42    141.16     188.50    294.12          26.42     81.16    138.50    294.12
   New Dimensions Fund-Registered Trademark- 96.94    142.69     191.04    299.12          26.94     82.69    141.04    299.12
   Small Cap Advantage Fund                 101.24    155.50     212.18    340.16          31.24     95.50    162.18    340.16
 AIM V.I.
   Capital Appreciation Fund                 96.12    140.24     186.97    291.10          26.12     80.24    136.97    291.10
   Capital Development Fund                 101.24    155.50     212.18    340.16          31.24     95.50    162.18    340.16
   Value Fund                                96.42    141.16     188.50    294.12          26.42     81.16    138.50    294.12
 Alliance VP
   Premier Growth Portfolio (Class B)       101.86    157.32     215.17    345.88          31.86     97.32    165.17    345.88
   Technology Portfolio (Class B)           100.93    154.58     210.68    337.28          30.93     94.58    160.68    337.28
   U.S. Government/High Grade Securities
    Portfolio (Class B)                     100.42    153.06     208.18    332.47          30.42     93.06    158.18    332.47
 Baron Funds
   Baron Capital Asset Fund                 104.01    163.67     225.57    365.64          34.01    103.67    175.57    365.64
 Fidelity VIP
   III Growth & Income Portfolio
    (Service Class)                          95.81    139.32     185.44    288.08          25.81     79.32    135.44    288.08
   III Mid Cap Portfolio (Service Class)     99.60    150.63     204.17    324.72          29.60     90.63    154.17    324.72
   Overseas Portfolio (Service Class)        98.99    148.80     201.16    318.87          28.99     88.80    151.16    318.87
 FTVIPT
   Franklin Real Estate Fund - Class 2       97.14    143.30     192.06    301.11          27.14     83.30    142.06    301.11
   Mutual Shares Securities Fund - Class 2   99.29    149.72     202.66    321.80          29.29     89.72    152.66    321.80
   Templeton International Smaller
   Companies Fund - Class 2                 102.57    159.44     218.65    352.51          32.57     99.44    168.65    352.51
 Goldman Sachs VIT
   Capital Growth Fund                       98.88    148.50     200.65    317.89          28.88     88.50    150.65    317.89
   CORE (SM) U.S. Equity Fund                97.86    145.44     195.60    308.06          27.86     85.44    145.60    308.06
   Global Income Fund                       100.42    153.06     208.18    332.47          30.42     93.06    158.18    332.47
   International Equity Fund                102.47    159.13     218.15    351.57          32.47     99.13    168.15    351.57
   Internet Tollkeeper Fund                 101.45    156.10     213.18    342.07          31.45     96.10    163.18    342.07


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000   13

You would pay the following expenses on a $1,000 investment if you selected the 0.35% Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) and
assuming a 5% annual return and....


                                                                                                  NO WITHDRAWAL OR SELECTION
                                                             TOTAL WITHDRAWAL AT THE           OF AN ANNUITY PAYOUT PLAN AT THE
                                                             END OF EACH TIME PERIOD                END OF EACH TIME PERIOD
                                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS     1 YEAR   3 YEARS  5 YEARS 10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Series
   Aggressive Growth Portfolio: Service Shares        98.06   146.05    196.62   310.03       28.06    86.05   146.62   310.03
   Global Technology Portfolio: Service Shares        99.19   149.41    202.16   320.83       29.19    89.41   152.16   320.83
   Growth Portfolio: Service Shares                   98.06   146.05    196.62   310.03       28.06    86.05   146.62   310.03
   International Growth Portfolio: Service Shares     98.99   148.80    201.16   318.87       28.99    88.80   151.16   318.87
 J.P. Morgan
   U.S. Disciplined Equity Portfolio                  97.35   143.91    193.07   303.10       27.35    83.91   143.07   303.10
 Lazard Retirement Series
   Equity Portfolio                                  101.45   156.10    213.18   342.07       31.45    96.10   163.18   342.07
   International Equity Portfolio                    101.45   156.10    213.18   342.07       31.45    96.10   163.18   342.07
 MFS-Registered Trademark-
   New Discovery Series                               99.60   150.63    204.17   324.72       29.60    90.63   154.17   324.72
   Research Series                                    97.45   144.22    193.58   304.09       27.45    84.22   143.58   304.09
   Utilities Series                                   97.96   145.75    196.11   309.04       27.96    85.75   146.11   309.04
 Putnam Variable Trust
   Putnam VT Growth and Income
    Fund - Class IB Shares                            95.30   137.78    182.89   283.03       25.30    77.78   132.89   283.03
   Putnam VT International Growth
    Fund - Class IB Shares                           100.63   153.67    209.18   334.40       30.63    93.67   159.18   334.40
   Putnam VT International New Opportunities
    Fund - Class IB Shares                           104.62   165.48    228.53   371.21       34.62   105.48   178.53   371.21
 Royce
   Micro-Cap Portfolio                               102.47   159.13    218.15   351.57       32.47    99.13   168.15   351.57
   Premier Portfolio                                 102.47   159.13    218.15   351.57       32.47    99.13   168.15   351.57
 Third Avenue
   Value Portfolio                                   101.96   157.62    215.67   346.83       31.96    97.62   165.67   346.83
 Wanger
   International Small Cap                           103.91   163.37    225.08   364.71       33.91   103.37   175.08   364.71
   U.S. Small Cap                                     99.09   149.11    201.66   319.85       29.09    89.11   151.66   319.85
 Warburg Pincus Trust -
   Emerging Growth Portfolio                         102.98   160.65    220.63   356.28       32.98   100.65   170.63   356.28
-------------------------------------------------------------------------------------------------------------------------------


* In these examples, the $30 contract administrative charge is approximated as a 0.068% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


--------------------------------------------------------------------------------
14 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

CONDENSED FINANCIAL INFORMATION (UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and do not have any history.



YEAR ENDED DEC. 31,                                                         1999        1998       1997        1996       1995

SUBACCOUNT ESI(1) (INVESTING IN SHARES OF AXP (SM) VARIABLE PORTFOLIO - BOND FUND)
 Accumulation unit value at beginning of period                             $1.33       $1.33      $1.24       $1.17       $1.00
 Accumulation unit value at end of period                                   $1.33       $1.33      $1.33       $1.24       $1.17
 Number of accumulation units outstanding at end of period (000 omitted)    8,127       5,689      2,544       1,377         414
 Ratio of operating expense to average net assets                            1.40%       1.40%      1.40%       1.50%       1.50%
------------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT ECR(1) (INVESTING IN SHARES OF AXP (SM) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
 Accumulation unit value at beginning of period                             $1.91       $1.56      $1.27       $1.20       $1.00
 Accumulation unit value at end of period                                   $2.33       $1.91      $1.56       $1.27       $1.20
 Number of accumulation units outstanding at end of period (000 omitted)    5,864       5,163      3,813       2,350         818
 Ratio of operating expense to average net assets                            1.40%       1.40%      1.40%       1.50%       1.50%
------------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT EMS(1) (INVESTING IN SHARES OF AXP (SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
 Accumulation unit value at beginning of period                             $1.15       $1.11      $1.07       $1.03       $1.00
 Accumulation unit value at end of period                                   $1.18       $1.15      $1.11       $1.07       $1.03
 Number of accumulation units outstanding at end of period (000 omitted)      941         749        231         241         132
 Ratio of operating expense to average net assets                            1.40%       1.40%      1.40%       1.50%       1.50%
Simple yield(2)                                                              4.52%       3.24%      3.71%       3.26%       3.53%
Compound yield(2)                                                            4.62%       3.29%      3.78%       3.32%       3.59%
------------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT EIA(3) (INVESTING IN SHARES OF AXP (SM) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
 Accumulation unit value at beginning of period                             $1.00          --         --          --          --
 Accumulation unit value at end of period                                   $1.00          --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)        8          --         --          --          --
 Ratio of operating expense to average net assets                            1.40%         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT EMG(1) (INVESTING IN SHARES OF AXP (SM) VARIABLE PORTFOLIO - MANAGED FUND)
 Accumulation unit value at beginning of period                             $1.83       $1.60      $1.36       $1.18       $1.00
 Accumulation unit value at end of period                                   $2.07       $1.83      $1.60       $1.36       $1.18
 Number of accumulation units outstanding at end of period (000 omitted)    5,985       4,684      2,944       1,546         589
 Ratio of operating expense to average net assets                            1.40%       1.40%      1.40%       1.50%       1.50%
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000   15



YEAR ENDED DEC. 31,                                                        1999         1998       1997        1996       1995

SUBACCOUNT EGD(4) (INVESTING IN SHARES OF AXP (SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND-Registered Trademark-)
 Accumulation unit value at beginning of period                             $1.32       $1.05      $1.00         --          --
 Accumulation unit value at end of period                                   $1.72       $1.32      $1.05         --          --
 Number of accumulation units outstanding at end of period (000 omitted)    2,141       1,108         69         --          --
 Ratio of operating expense to average net assets                            1.40%       1.40%      1.40%        --          --
------------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT ECA(3) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND)
 Accumulation unit value at beginning of period                             $1.00         --         --          --          --
 Accumulation unit value at end of period                                   $1.43         --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)       57         --         --          --          --
 Ratio of operating expense to average net assets                            1.40%        --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT ECD(5) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND)
 Accumulation unit value at beginning of periodt                            $1.00         --         --          --          --
 Accumulation unit value at end of period                                   $1.26         --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)        1         --         --          --          --
 Ratio of operating expense to average net assets                            1.40%        --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT EVA(6) (INVESTING IN SHARES OF AIM V.I. VALUE FUND)
 Accumulation unit value at beginning of period                             $1.34       $1.03      $1.00         --          --
 Accumulation unit value at end of period                                   $1.72       $1.34      $1.03         --          --
 Number of accumulation units outstanding at end of period (000 omitted)    5,638       1,779         66         --          --
 Ratio of operating expense to average net assets                            1.40%       1.40%      1.40%        --          --
------------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT EPP(5) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO -
CLASS B)
 Accumulation unit value at beginning of period                             $1.00         --         --          --          --
 Accumulation unit value at end of period                                   $1.17         --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)       56         --         --          --          --
 Ratio of operating expense to average net assets                            1.40%        --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
16 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY



YEAR ENDED DEC. 31,                                                        1999         1998       1997        1996       1995

SUBACCOUNT ETC(5) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO - CLASS B)
 Accumulation unit value at beginning of period                             $1.00         --         --          --          --
 Accumulation unit value at end of period                                   $1.40         --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)      105         --         --          --          --
 Ratio of operating expense to average net assets                            1.40%        --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT EHG(5) (INVESTING IN SHARES OF ALLIANCE VP U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO - CLASS B)
 Accumulation unit value at beginning of period                             $1.00         --         --          --          --
 Accumulation unit value at end of period                                   $1.00         --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)        7         --         --          --          --
 Ratio of operating expense to average net assets                            1.40%        --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT EAS(5) (INVESTING IN SHARES OF BARON CAPITAL ASSET FUND)
 Accumulation unit value at beginning of period                             $1.00         --         --          --          --
 Accumulation unit value at end of period                                   $1.19         --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)       31         --         --          --          --
 Ratio of operating expense to average net assets                            1.40%        --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT EFG(5) (INVESTING IN SHARES OF FIDELITY VIP III GROWTH & INCOME
PORTFOLIO - SERVICE CLASS)
 Accumulation unit value at beginning of period                             $1.00         --         --          --          --
 Accumulation unit value at end of period                                   $1.05         --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)       71         --         --          --          --
 Ratio of operating expense to average net assets                            1.40%        --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT EFM(5) (INVESTING IN SHARES OF FIDELITY VIP III MID CAP PORTFOLIO - SERVICE CLASS)
 Accumulation unit value at beginning of period                             $1.00         --         --          --          --
 Accumulation unit value at end of period                                   $1.24         --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)       44         --         --          --          --
 Ratio of operating expense to average net assets                            1.40%        --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000   17



YEAR ENDED DEC. 31,                                                        1999         1998       1997        1996       1995

SUBACCOUNT EFO(5) (INVESTING IN SHARES OF FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS)
 Accumulation unit value at beginning of period                             $1.00         --         --          --          --
 Accumulation unit value at end of period                                   $1.23         --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)       33         --         --          --          --
 Ratio of operating expense to average net assets                            1.40%        --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT ERE(5) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE SECURITIES FUND - CLASS 2)
 Accumulation unit value at beginning of period                             $1.00         --         --          --          --
 Accumulation unit value at end of period                                   $0.97         --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)        1         --         --          --          --
 Ratio of operating expense to average net assets                            1.40%        --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT EMU(5) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
 Accumulation unit value at beginning of period                             $1.00         --         --          --          --
 Accumulation unit value at end of period                                   $1.05         --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)       31         --         --          --          --
 Ratio of operating expense to average net assets                            1.40%        --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT EIS(5) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND - CLASS 2)
 Accumulation unit value at beginning of period                             $1.00         --         --          --          --
 Accumulation unit value at end of period                                   $1.02         --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)        1         --         --          --          --
 Ratio of operating expense to average net assets                            1.40%        --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT JCG(5) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CAPITAL GROWTH FUND)
 Accumulation unit value at beginning of period                             $1.00         --         --          --          --
 Accumulation unit value at end of period                                   $1.16         --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)      226         --         --          --          --
 Ratio of operating expense to average net assets                            1.40%        --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY




YEAR ENDED DEC. 31,                                                        1999         1998       1997        1996       1995

SUBACCOUNT JUS(5) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE (SM) U.S. EQUITY FUND)
 Accumulation unit value at beginning of period                             $1.00         --         --          --          --
 Accumulation unit value at end of period                                   $1.12         --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)      480         --         --          --          --
 Ratio of operating expense to average net assets                            1.40%        --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT JGL(5) (INVESTING IN SHARES OF GOLDMAN SACHS VIT GLOBAL INCOME FUND)
 Accumulation unit value at beginning of period                             $1.00         --         --          --          --
 Accumulation unit value at end of period                                   $0.97         --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)       34         --         --          --          --
 Ratio of operating expense to average net assets                            1.40%        --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT JIF(5) (INVESTING IN SHARES OF GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND)
 Accumulation unit value at beginning of period                             $1.00         --         --          --          --
 Accumulation unit value at end of period                                   $1.27         --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)       30         --         --          --          --
 Ratio of operating expense to average net assets                            1.40%        --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT EDE(5) (INVESTING IN SHARES OF J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO)
 Accumulation unit value at beginning of period                             $1.00         --         --          --          --
 Accumulation unit value at end of period                                   $1.07         --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)       51         --         --          --          --
 Ratio of operating expense to average net assets                            1.40%        --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT ERQ(5) (INVESTING IN SHARES OF LAZARD RETIREMENT SERIES EQUITY PORTFOLIO)
 Accumulation unit value at beginning of period                             $1.00         --         --          --          --
 Accumulation unit value at end of period                                   $1.01         --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)        1         --         --          --          --
 Ratio of operating expense to average net assets                            1.40%        --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000   19




YEAR ENDED DEC. 31,                                                        1999         1998       1997        1996       1995

SUBACCOUNT ERI(5) (INVESTING IN SHARES OF LAZARD RETIREMENT SERIES INTERNATIONAL EQUITY PORTFOLIO)
 Accumulation unit value at beginning of period                             $1.00         --         --          --          --
 Accumulation unit value at end of period                                   $1.07         --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)        1         --         --          --          --
 Ratio of operating expense to average net assets                            1.40%        --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT END(5) (INVESTING IN SHARES OF MFS-Registered Trademark- NEW DISCOVERY SERIES)
 Accumulation unit value at beginning of period                             $1.00         --         --          --          --
 Accumulation unit value at end of period                                   $1.47         --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)       64         --         --          --          --
 Ratio of operating expense to average net assets                            1.40%        --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT ERS(5) (INVESTING IN SHARES OF MFS-Registered Trademark- RESEARCH SERIES)
 Accumulation unit value at beginning of period                             $1.00         --         --          --          --
 Accumulation unit value at end of period                                   $1.16         --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)      242         --         --          --          --
 Ratio of operating expense to average net assets                            1.40%        --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT EUT(5) (INVESTING IN SHARES OF MFS-Registered Trademark- UTILITIES SERIES)
 Accumulation unit value at beginning of period                             $1.00         --         --          --          --
 Accumulation unit value at end of period                                   $1.20         --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)       30         --         --          --          --
 Ratio of operating expense to average net assets                            1.40%        --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT EPG(7) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
 Accumulation unit value at beginning of period                             $1.18       $1.00        --          --          --
 Accumulation unit value at end of period                                   $1.18       $1.18        --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)    4,302         239        --          --          --
 Ratio of operating expense to average net assets                            1.40%       1.40%       --          --          --
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY


YEAR ENDED DEC. 31,                                                          1999      1998       1997        1996       1995

SUBACCOUNT EPL(5) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND -
CLASS IB SHARES)
 Accumulation unit value at beginning of period                             $1.00       --         --          --          --
 Accumulation unit value at end of period                                   $1.33       --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)      347       --         --          --          --
 Ratio of operating expense to average net assets                            1.40%      --         --          --          --
----------------------------------------------------------------------------------------------------------------------

SUBACCOUNT EPN(5) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -
CLASS IB SHARES)
 Accumulation unit value at beginning of period                             $1.00       --         --          --          --
 Accumulation unit value at end of period                                   $1.53       --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)       35       --         --          --          --
 Ratio of operating expense to average net assets                            1.40%      --         --          --          --
----------------------------------------------------------------------------------------------------------------------

SUBACCOUNT EMC(5) (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)
 Accumulation unit value at beginning of period                             $1.00       --         --          --          --
 Accumulation unit value at end of period                                   $1.15       --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)       37       --         --          --          --
 Ratio of operating expense to average net assets                            1.40%      --         --          --          --
----------------------------------------------------------------------------------------------------------------------

SUBACCOUNT EPR(5) (INVESTING IN SHARES OF ROYCE PREMIER PORTFOLIO)
 Accumulation unit value at beginning of period                             $1.00       --         --          --          --
 Accumulation unit value at end of period                                   $1.05       --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)        1       --         --          --          --
 Ratio of operating expense to average net assets                            1.40%      --         --          --          --
----------------------------------------------------------------------------------------------------------------------

SUBACCOUNT EIC(5) (Investing in shares of Wanger International Small Cap)
 Accumulation unit value at beginning of period                             $1.00       --         --          --          --
 Accumulation unit value at end of period                                   $1.51       --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)       28       --         --          --          --
 Ratio of operating expense to average net assets                            1.40%      --         --          --          --
----------------------------------------------------------------------------------------------------------------------

                                             PROSPECTUS -- MAY 1, 2000      21


YEAR ENDED DEC. 31,                                                          1999      1998       1997        1996       1995

SUBACCOUNT EUC(5) (INVESTING IN SHARES OF WANGER U.S. SMALL CAP)
 Accumulation unit value at beginning of period                             $1.00       --         --          --          --
 Accumulation unit value at end of period                                   $1.15       --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)       19       --         --          --          --
 Ratio of operating expense to average net assets                            1.40%      --         --          --          --
----------------------------------------------------------------------------------------------------------------------

SUBACCOUNT EEG(5) (INVESTING IN SHARES OF WARBURG PINCUS TRUST - EMERGING GROWTH PORTFOLIO)
 Accumulation unit value at beginning of period                             $1.00       --         --          --          --
 Accumulation unit value at end of period                                   $1.31       --         --          --          --
 Number of accumulation units outstanding at end of period (000 omitted)        6       --         --          --          --
 Ratio of operating expense to average net assets                            1.40%      --         --          --          --
----------------------------------------------------------------------------------------------------------------------

1 Operations commenced on Feb. 21, 1995.
2 Net of annual contract administrative charge and mortality and expense risk fee.
3 Operations commenced on Aug. 26, 1999.
4 Operations commenced on Oct. 29, 1997.
5 Operations commenced on Sept. 22, 1999.
6 Operations commenced on Oct. 30, 1997.
7 Operations commenced on Oct. 5, 1998.

22 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

FINANCIAL STATEMENTS
You can find the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include the audited financial statements for some of the subaccounts because they are new and do not have any assets. You can find our audited financial statements later in this prospectus.

PERFORMANCE INFORMATION
Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts, we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including the:
- contract administrative charge,
- variable account administrative charge,
- the Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base)* fee,
- the 8% Performance Credit Rider* fee,
- mortality and expense risk fee, and
- withdrawal charge (assuming a full withdrawal at the end of the illustrated period).

*You may select either the Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) or the 8% Performance Credit Rider, but not both. Riders may not be available in all states. The Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) is only available if the annuitant is age 75 or younger.

We also show optional total return quotations that do not reflect a withdrawal charge deduction (assuming no withdrawal), the Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) fee and the 8% Performance Credit Rider fee. We may show total return quotations by means of schedules, charts or graphs.

                                             PROSPECTUS -- MAY 1, 2000      23

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.


24 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:


--------------------------------------------------------------------------------------------------------------
SUBACCOUNT    INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES:     INVESTMENT ADVISOR OR MANAGER
--------------------------------------------------------------------------------------------------------------

EVB           AXP(SM) Variable           Objective: long-term total return       IDS Life, investment
              Portfolio - Blue Chip      exceeding that of the U.S. stock        manager; American
              Advantage Fund             market. Invests primarily in            Express Financial
                                         common stocks of companies              Corporation (AEFC)
                                         included in the unmanaged S&P 500       investment advisor.
                                         Index.
--------------------------------------------------------------------------------------------------------------

ESI           AXP(SM) Variable           Objective: high level of current        IDS Life, investment
              Portfolio -Bond Fund       income while conserving the value       manager; AEFC,
                                         of the investment and continuing        investment advisor.
                                         a high level of income for the
                                         longest time period. Invests
                                         primarily in bonds and other debt
                                         obligations.
--------------------------------------------------------------------------------------------------------------

ECR           AXP(SM) Variable           Objective: capital appreciation.        IDS Life, investment
              Portfolio -Capital         Invests primarily in U.S. common        manager; AEFC
              Resource Fund              stocks and other securities             investment advisor.
                                         convertible into common stocks.
--------------------------------------------------------------------------------------------------------------

EMS           AXP(SM) Variable           Objective: maximum current income       IDS Life, investment
              Portfolio -Cash            consistent with liquidity and           manager; AEFC
              Management Fund            conservation of capital. Invests        investment advisor.
                                         in money market securities.
--------------------------------------------------------------------------------------------------------------

EVD           AXP(SM) Variable           Objective: a high level of              IDS Life, investment
              Portfolio -                current income and, as a                manager; AEFC
              Diversified Equity         secondary goal, steady growth of        investment advisor.
              Income Fund                capital. Invests primarily in
                                         dividend-paying common and
                                         preferred stocks.
--------------------------------------------------------------------------------------------------------------

EIA           AXP(SM) Variable           Objective: high current income,         IDS Life, investment
              Portfolio -Extra           with capital growth as a                manager; AEFC
              Income Fund                secondary objective. Invests            investment advisor.
                                         primarily in high-yielding,
                                         high-risk corporate bonds issued
                                         by U.S. and foreign companies and
                                         governments.
--------------------------------------------------------------------------------------------------------------

EVF           AXP(SM) Variable           Objective: a high level of              IDS Life, investment
              Portfolio - Federal        current income and safety of            manager; AEFC
              Income Fund                principal consistent with an            investment advisor.
                                         investment in U.S. government and
                                         government agency securities.
                                         Invests primarily in debt
                                         obligations issued or guaranteed
                                         as to principal and interest by
                                         the U.S. government, its agencies
                                         or instrumentalities.
--------------------------------------------------------------------------------------------------------------

EVG           AXP(SM) Variable           Objective: long-term capital            IDS Life, investment
              Portfolio -Growth Fund     growth. Invests primarily in            manager; AEFC
                                         common stocks and securities            investment advisor.
                                         convertible into common stocks
                                         that appear to offer growth
                                         opportunities.
--------------------------------------------------------------------------------------------------------------

                                             PROSPECTUS -- MAY 1, 2000      25


--------------------------------------------------------------------------------------------------------------
SUBACCOUNT    INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES:     INVESTMENT ADVISOR OR MANAGER
--------------------------------------------------------------------------------------------------------------
EMG           AXP(SM) Variable           Objective: maximum total                IDS Life, investment
              Portfolio - Managed        investment return through a             manager; AEFC
              Fund                       combination of capital growth and       investment advisor.
                                         current income. Invests primarily
                                         in a combination of common and
                                         preferred stocks, convertible
                                         securities, bonds and other debt
                                         securities.
--------------------------------------------------------------------------------------------------------------

EGD           AXP(SM) Variable           Objective: long-term growth of          IDS Life, investment
              Portfolio -New             capital. Invests primarily in           manager; AEFC
              Dimensions Fund            common stocks of U.S. and foreign       investment advisor.
              -Registered Trademark-     companies showing potential for
                                         significant growth.
--------------------------------------------------------------------------------------------------------------

EVS           AXP(SM) Variable            Objective: long-term capital           IDS Life, investment
              Portfolio -Small Cap        growth. Invests primarily in           manager; AEFC
              Advantage Fund              equity stocks of small companies       investment advisor.
                                          that are often included in the
                                          S&P Small Cap 600 Index or the
                                          Russell 2000 Index.
--------------------------------------------------------------------------------------------------------------

ECA           AIM V.I. Capital            Objective: growth of capital.          A I M Advisors, Inc.
              Appreciation Fund           Invests primarily in common
                                          stocks, with emphasis on medium-
                                          or small-sized growth companies.
--------------------------------------------------------------------------------------------------------------

ECD           AIM V.I. Capital            Objective: long term growth of         A I M Advisors, Inc.
              Development Fund            capital. Invests primarily in
                                          securities (including common
                                          stocks, convertible securities
                                          and bonds) of small- and
                                          medium-sized companies.
--------------------------------------------------------------------------------------------------------------

EVA           AIM V.I. Value Fund         Objective: long-term growth of         A I M Advisors, Inc.
                                          capital with income as a
                                          secondary objective. Invests
                                          primarily in equity securities
                                          judged to be undervalued relative
                                          to the investment advisor's
                                          appraisal of the current or
                                          projected earnings of the
                                          companies issuing the securities,
                                          or relative to current market
                                          values of assets owned by the
                                          companies issuing the securities,
                                          or relative to the equity market
                                          generally.

--------------------------------------------------------------------------------------------------------------

EPP           Alliance VP Premier         Objective: long-term growth of         Alliance Capital
              Growth Portfolio            capital by pursuing aggressive         Management, L.P.
              (Class B)                   investment policies. Invests
                                          primarily in equity securities of
                                          a limited number of large,
                                          carefully selected, high-quality
                                          U.S. companies that are judged
                                          likely to achieve superior
                                          earnings growth.
--------------------------------------------------------------------------------------------------------------

ETC           Alliance VP Technology      Objective: growth of capital.          Alliance Capital
              Portfolio (Class B)         Current income is only an              Management, L.P.
                                          incidental consideration. Invests
                                          primarily in securities of
                                          companies expected to benefit
                                          from technological advances and
                                          improvements.
--------------------------------------------------------------------------------------------------------------

EHG           Alliance VP U.S.            Objective: high level of current       Alliance Capital
              Government/ High Grade      income consistent with                 Management, L.P.
              Securities Portfolio        preservation of capital. Invest
              (Class B)                   primarily in (1) U.S. Government
                                          securities and (2) other
                                          high-grade debt securities or, if
                                          unrated, of equivalent quality.
--------------------------------------------------------------------------------------------------------------


26 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY


--------------------------------------------------------------------------------------------------------------
SUBACCOUNT    INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES:     INVESTMENT ADVISOR OR MANAGER
--------------------------------------------------------------------------------------------------------------

EAS           Baron Capital Asset         Objective: capital appreciation.       BAMCO, Inc.
              Fund                        Invests primarily in securities
                                          of small and medium sized
                                          companies with undervalued assets
                                          or favorable growth prospects.
--------------------------------------------------------------------------------------------------------------

EFG           Fidelity VIP III            Objective: high total return           Fidelity Management &
              Growth & Income             through a combination of current       Research Company
              Portfolio (Service          income and capital appreciation.       (FMR), investment
              Class)                      Invests primarily in common            manager; FMR U.K. and
                                          stocks with a focus on those that      FMR Far East,
                                          pay current dividends and show         sub-investment
                                          potential for capital                  advisors.
                                          appreciation.
--------------------------------------------------------------------------------------------------------------

EFM           Fidelity VIP III Mid        Objective: long-term growth of         FMR, investment
              Cap Portfolio (Service      capital. Invests primarily in          manager; FMR U.K. and
              Class)                      medium market capitalization           FMR Far East,
                                          common stocks.                         sub-investment
                                                                                 advisors.
--------------------------------------------------------------------------------------------------------------

EFO           Fidelity VIP Overseas       Objective: long-term growth of         FMR, investment
              Portfolio (Service          capital. Invests primarily in          manager; FMR U.K., FMR
              Class)                      common stocks of foreign               Far East, Fidelity
                                          securities.                            International
                                                                                 Investment Advisors
                                                                                 (FIIA) and FIIA U.K.,
                                                                                 sub-investment advisors.
--------------------------------------------------------------------------------------------------------------

ERE           FTVIPT Franklin Real        Objective: capital appreciation        Franklin Advisers, Inc.
              Estate Fund - Class 2       with a secondary goal to earn
              (previously Franklin        current income. Invests primarily
              Real Estate Securities      in securities of companies
              Fund)                       operating in the real estate
                                          industry, primarily equity real
                                          estate investment trusts (REITS).
--------------------------------------------------------------------------------------------------------------

EMU           FTVIPT Mutual Shares        Objective: capital appreciation        Franklin Mutual
              Securities Fund -           with income as a secondary goal.       Advisers, LLC
              Class 2                     Invests primarily in equity
                                          securities of companies that the
                                          manager believes are available at
                                          market prices less than their
                                          value based on certain recognized
                                          or objective criteria (intrinsic
                                          value).
--------------------------------------------------------------------------------------------------------------

EIS           FTVIPT Templeton            Objective: long-term capital           Templeton Investment
              International Smaller       appreciation. Invests primarily        Counsel, Inc.
              Companies Fund - Class 2    in equity securities of smaller
                                          companies located outside the
                                          U.S., including in emerging
                                          markets.
--------------------------------------------------------------------------------------------------------------

JCG           Goldman Sachs VIT           Objective: long-term growth of         Goldman Sachs Asset
              Capital Growth Fund         capital. Invests primarily in          Management
                                          equity securities considered by
                                          the Investment Advisor to have
                                          long-term capital appreciation
                                          potential.
--------------------------------------------------------------------------------------------------------------

                                             PROSPECTUS -- MAY 1, 2000      27


--------------------------------------------------------------------------------------------------------------
SUBACCOUNT    INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES:     INVESTMENT ADVISOR OR MANAGER
--------------------------------------------------------------------------------------------------------------

JUS           Goldman Sachs VIT           Objective: long-term growth of         Goldman Sachs Asset
              CORE(SM) U.S. Equity        capital and dividend income.           Management
              Fund                        Invests primarily in a broadly
                                          diversified portfolio of
                                          large-cap and blue chip equity
                                          securities representing all major
                                          sectors of the U.S. economy.
--------------------------------------------------------------------------------------------------------------

JGL           Goldman Sachs VIT Global    Objective: high total return,          Goldman Sachs Asset
              Income Fund                 emphasizing current income, and,       Management
                                          to a lesser extent, providing          International
                                          opportunities for capital
                                          appreciation. Invests primarily
                                          in a portfolio of high quality
                                          fixed-income securities of U.S.
                                          and foreign issuers and enters
                                          into transactions in foreign
                                          currencies.
--------------------------------------------------------------------------------------------------------------

JIF           Goldman Sachs VIT           Objective: long-term capital           Goldman Sachs Asset
              International Equity        appreciation. Invests primarily        Management
              Fund                        in equity securities of companies      International
                                          that are organized outside the
                                          U.S., or whose securities are
                                          principally traded outside the
                                          U.S.
--------------------------------------------------------------------------------------------------------------

EIT           Goldman Sachs VIT           Objective: long-term growth of         Goldman Sachs Asset
              Internet Tollkeeper         capital. Invests primarily in          Management
              Fund                        equity securities of companies
                                          that the Investment Advisor
                                          believes will benefit from the
                                          growth of the Internet by
                                          providing access, infrastructure,
                                          content and services to Internet
                                          companies and customers.
--------------------------------------------------------------------------------------------------------------

EJA           Janus Aspen Series          Objective: long-term growth of         Janus Capital
              Aggressive Growth           capital. Invests primarily in
              Portfolio: Service          common stocks selected for their
              Shares                      growth potential and normally
                                          invests at least 50% of its
                                          equity assets in medium-sized
                                          companies.
--------------------------------------------------------------------------------------------------------------

EJT           Janus Aspen Series          Objective: long-term growth of         Janus Capital
              Global Technology           capital. Invests primarily in
              Portfolio: Service          equity securities of U.S. and
              Shares                      foreign companies selected for
                                          their growth potential. Normally
                                          invests at least 65% of assets in
                                          securities of companies that the
                                          manager believes will benefit
                                          significantly from advancements
                                          or improvements in technology.
--------------------------------------------------------------------------------------------------------------

EJG           Janus Aspen Series          Objective: long-term growth of         Janus Capital
              Growth Portfolio:           capital in a manner consistent
              Service Shares              with the preservation of capital.
                                          Invests primarily in common
                                          stocks selected for their growth
                                          potential.
--------------------------------------------------------------------------------------------------------------

EJI           Janus Aspen Series          Objective: long-term growth of         Janus Capital
              International Growth        capital. Invests at least 65% of
              Portfolio: Service          its total assets in securities of
              Shares                      issuers from at least five
                                          different countries, excluding
                                          the U.S. It may at times invest
                                          all of its assets in fewer than
                                          five countries or even a single
                                          country.
--------------------------------------------------------------------------------------------------------------

28 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY


--------------------------------------------------------------------------------------------------------------
SUBACCOUNT    INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES:     INVESTMENT ADVISOR OR MANAGER
--------------------------------------------------------------------------------------------------------------

EDE           J.P. Morgan U.S.            Objective: seeks to provide a          J.P. Morgan
              Disciplined Equity          high total return from a
              Portfolio                   portfolio comprised of selected
                                          equity securities. The portfolio
                                          invests primarily in the common
                                          stocks of U.S. corporations with
                                          market capitalizations above $1.5
                                          billion. The portfolio is
                                          designed for investors who want
                                          an actively managed portfolio of
                                          selected equity securities that
                                          seeks to outperform the S&P 500
                                          Index.
--------------------------------------------------------------------------------------------------------------

ERQ           Lazard Retirement           Objective: long-term capital           Lazard Asset Management
              Series Equity Portfolio     appreciation. Invests primarily
                                          in equity securities, principally
                                          common stocks of relatively large
                                          U.S. companies (those whose total
                                          market value is more than $1
                                          billion) that the Investment
                                          Manager believes are undervalued
                                          based on their earnings, cash
                                          flow or asset values.
--------------------------------------------------------------------------------------------------------------

ERI           Lazard Retirement           Objective: long-term capital           Lazard Asset Management
              Series International        appreciation. Invests primarily
              Equity Portfolio            in equity securities, principally
                                          common stocks of relatively large
                                          non-U.S. companies (those whose
                                          total market value is more than
                                          $1 billion) that the Investment
                                          Manager believes are undervalued
                                          based on their earnings, cash
                                          flow or asset values.

--------------------------------------------------------------------------------------------------------------

END           MFS-Registered Trademark-   Objective: capital appreciation.       MFS Investment
              New Discovery Series        Invests primarily in equity            Management-Registered
                                          securities of emerging growth          Trademark-
                                          companies.
--------------------------------------------------------------------------------------------------------------

ERS           MFS-Registered Trademark-   Objective: long-term growth of         MFS Investment
              Research Series             capital and future income.             Management-Registered
                                          Invests primarily in common            Trademark-
                                          stocks and related securities
                                          that have favorable prospects for
                                          long-term growth, attractive
                                          valuations based on current and
                                          expected earnings or cash flow,
                                          dominant or growing market share,
                                          and superior management.
--------------------------------------------------------------------------------------------------------------

EUT           MFS-Registered Trademark-   Objective: capital growth and          MFS Investment Management
              Utilities Series             current income. Invests primarily     -Registered Trademark-
                                          in equity and debt securities of
                                          domestic and foreign companies in
                                          the utilities industry.
--------------------------------------------------------------------------------------------------------------

EPG           Putnam VT Growth and        Objective: capital growth and          Putnam Investment
              Income Fund - Class IB      current income. Invests primarily      Management, Inc.
              Shares                      in common stocks that offer
                                          potential of capital growth,
                                          current income or both.
--------------------------------------------------------------------------------------------------------------

EPL           Putnam VT                   Objective: capital appreciation.       Putnam Investment
              International Growth        Invests primarily in growth            Management, Inc.
              Fund - Class IB Shares      stocks outside the U.S.
--------------------------------------------------------------------------------------------------------------

                                             PROSPECTUS -- MAY 1, 2000      29


--------------------------------------------------------------------------------------------------------------
SUBACCOUNT    INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES:     INVESTMENT ADVISOR OR MANAGER
--------------------------------------------------------------------------------------------------------------

EPN           Putnam VT                   Objective: long-term capital           Putnam Investment
              International New           appreciation by investing in           Management, Inc.
              Opportunities Fund          companies that have above-average
              -Class IB Shares            growth prospects due to the
                                          fundamental growth of their
                                          market sector. Invests primarily
                                          in growth stocks outside the U.S.
--------------------------------------------------------------------------------------------------------------

EMC           Royce Micro-Cap             Objective: long-term growth of         Royce & Associates,
              Portfolio                   capital. Invests primarily in a        Inc.
                                          broadly diversified portfolio of
                                          equity securities issued by
                                          micro-cap companies (companies
                                          with stock market capitalizations
                                          below $300 million).
--------------------------------------------------------------------------------------------------------------

EPR           Royce Premier Portfolio     Objective: long-term growth of         Royce & Associates,
                                          capital with current income as a       Inc.
                                          secondary objective. Invests
                                          primarily in a limited number of
                                          equity securities issued by small
                                          companies with stock market
                                          capitalization between $300
                                          million and $1.5 billion.
--------------------------------------------------------------------------------------------------------------

ETV           Third Avenue Value          Objective: long-term capital           EQSF Advisers, Inc.
              Portfolio                   appreciation. Invests primarily
                                          in common stocks of well-financed
                                          companies at a substantial
                                          discount to what the Advisor
                                          believes is their true value.
--------------------------------------------------------------------------------------------------------------

EIC           Wanger International        Objective: long-term growth of         Wanger Asset
              Small Cap                   capital. Invests primarily in          Management, L.P.
                                          stocks of small- and medium-size
                                          non-U.S. companies.
--------------------------------------------------------------------------------------------------------------

EUC           Wanger U.S. Small Cap       Objective: long-term growth of         Wanger Asset
                                          capital. Invests primarily in          Management, L.P.
                                          stocks of small- and medium-size
                                          U.S. companies.
--------------------------------------------------------------------------------------------------------------

EEG           Warburg Pincus Trust -      Objective: maximum capital             Credit Suisse Asset
              Emerging Growth             appreciation. Invests primarily        Management, LLC
              Portfolio                   in equity securities of small- or
                                          medium-sized U.S. emerging growth
                                          companies.
--------------------------------------------------------------------------------------------------------------

30 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that an investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results, and those results may differ significantly from other funds with similar investment objectives and policies.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.




--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000   31

THE FIXED ACCOUNTS

GUARANTEE PERIOD ACCOUNTS
You may allocate purchase payments to one or more of the Guarantee Period Accounts with Guarantee Periods ranging from two to ten years. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts. Each Guarantee Period Account pays an interest rate that is declared when you allocate money to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a Guarantee Period Account.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns available on investments backing these annuities, product design, competition and American Enterprise Life's revenues and other expenses.

You may transfer money out of the Guarantee Period Accounts within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) At that time you may choose to start a new Guarantee Period of the same length, transfer the money to another Guarantee Period Account, transfer the money to any of the subaccounts, or withdraw the money from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period, we will automatically transfer the money into the one-year fixed account.

We hold amounts you allocate to the Guarantee Period Accounts in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the Guarantee Period Accounts. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the Guarantee Period Accounts.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Duff and Phelp's -- or are rated in the two highest grades by the National Association of Insurance Commissioners;


--------------------------------------------------------------------------------
32 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.


MARKET VALUE ADJUSTMENT (MVA)
You may choose to transfer or withdraw money out of the Guarantee Period Accounts prior to the end of the Guarantee Period. The amount transferred or withdrawn will receive a MVA which will increase or decrease the actual amount transferred or withdrawn. We calculate the MVA using the formula shown below and we base it on the current level of interest rates compared to the rate of your Guarantee Period Account.

Amount transferred     x     (    l + i     )     n/12
                             ----------------
                             ( l + j + .001 )

Where:                       i  = rate earned in the account from which
                                  funds are being transferred

                             j  = current rate for a new Guarantee Period equal
                                  to the remaining term in the current
                                  Guarantee Period

                             n  = number of months remaining in the current
                                  Guarantee Period (rounded up)

We will not make MVAs for amounts withdrawn for withdrawal charges, the annual contract administrative charge or paid out as a death claim. We also will not make MVAs on automatic transfers from the two-year Guarantee Period Account. We determine any applicable withdrawal charges based on the market value adjusted withdrawals. In some states the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT

You may also allocate purchase payments to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit interest daily and compound it annually. We will change the interest rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interest in the one-year fixed account is not required to be registered with the SEC. However, the Market Value Adjustment interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the Market Value Adjustment interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)



--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000   33

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:

- one of three death benefit options if both you and the annuitant are age 79 or younger*: Option A -- Return of purchase payment death benefit, Option B -- Maximum anniversary value death benefit, or Option C -- 5% Accumulation death benefit rider**;

- the optional Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit
  Base)***;

- the optional 8% Performance Credit Rider;

- the one-year fixed account, Guarantee Period Accounts and/or subaccounts in which you want to invest****;

- how you want to make purchase payments;

- the date you want to start receiving annuity payouts (the retirement date); and

- a beneficiary.

    * If either you or the annuitant are age 80 or older, Option A -- Return of purchase payment death benefit will apply.
   ** May not be available in all states.
  *** You may select either the Guaranteed Minimum Income Benefit Rider (6%
      Accumulation Benefit Base) or the 8% Performance Credit Rider, but not both. Riders may not be available in all states. The Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) is only avaialble if the annuitant is age 75 or younger.
 **** Some states may restrict the amount you can allocate to the fixed accounts.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed accounts in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed accounts and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of at least $5,000 in Texas, Washington, Pennsylvania or South Carolina or $2,000 in all other states. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.




--------------------------------------------------------------------------------
34 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

THE RETIREMENT DATE
Annuity payouts are to begin on the retirement date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

- no earlier than the 60th day after the contract's effective date; and
- no later than the annuitant's 85th birthday (or the tenth contract anniversary, if later).

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAS), to avoid IRS penalty taxes, the retirement date generally must be:

- on or after the date the annuitant reaches age 59 1/2; and
- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or
- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you are taking the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.


BENEFICIARY
If death benefits become payable before the retirement date (while the contract is in force and before annuity payouts begin), we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)


PURCHASE PAYMENTS

MINIMUM INITIAL PURCHASE PAYMENT (INCLUDING SIPS):
   $5,000 in Texas, Washington, Pennsylvania and South Carolina
   $2,000 in all other states

MINIMUM ADDITIONAL PURCHASE PAYMENTS:
   $ 50 for SIPs
   $100 for regular payments

MAXIMUM TOTAL PURCHASE PAYMENTS* (WITHOUT PRIOR APPROVAL):
   $1,000,000 for ages up to 85
   $ 100,000 for ages 86 to 90

* These limits apply in total to all American Enterprise Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.





--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000   35

HOW TO MAKE PURCHASE PAYMENTS
--------------------------------------------------------------------------------
 1 BY LETTER:
--------------------------------------------------------------------------------

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

--------------------------------------------------------------------------------
 2 BY SIP:
--------------------------------------------------------------------------------

Contact your sales representative to complete the necessary SIP paperwork.



CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed accounts in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.


VARIABLE ACCOUNT ADMINISTRATIVE CHARGE
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.


MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee includes coverage under any of the three death benefit options. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed accounts.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.






--------------------------------------------------------------------------------
36 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

Expense risk arises because we cannot increase the contract administrative charge or variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.


GUARANTEED MINIMUM INCOME BENEFIT RIDER (6% ACCUMULATION BENEFIT BASE) FEE
We charge a fee based on an adjusted contract value for this optional feature only if you choose this option.* If selected, we deduct the fee (currently 0.35%) from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

We apply the fee on an adjusted contract value calculated as the contract value plus the lesser of zero or (a)-(b), where:

   (a) is the transfers from the subaccounts to the fixed accounts in the last six months, and
   (b) is the total contract value in the fixed accounts.

This adjustment to the contract value allows us to base the charge largely on the subaccounts, and not on the fixed accounts. We will deduct the fee, adjusted for the number of calendar days coverage was in place, if the contract is terminated for any reason or when annuity payouts begin. We cannot increase this fee after the rider effective date and it does not apply after annuity payouts begin. We can increase this fee on new contracts up to a maximum of 0.75%.


8% PERFORMANCE CREDIT RIDER FEE
We charge a fee for this optional feature only if you choose this option.* If selected, we deduct the fee of 0.25% of your contract value on your contract anniversary date at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion as your interest in each account bears to your total contract value.

We will deduct this fee, adjusted for the number of calendar days coverage was in place, if the contract is terminated for any reason or when annuity payouts begin. We cannot increase the 8% Performance Credit Rider fee.

*You may select either the Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) or the 8% Performance Credit Rider, but not both.


WITHDRAWAL CHARGE
If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within seven years before withdrawal. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")






--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000   37

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract in the following order:

- First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary contract value. (We consider your initial purchase payment to be the prior anniversary contract value during the first contract year.) We do not assess a withdrawal charge on this amount.
- Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

- Next, we withdraw purchase payments we received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.
- Finally, if necessary, we withdraw purchase payments that are all within the withdrawal charge period shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.

        YEARS FROM PURCHASE                    WITHDRAWAL CHARGE
          PAYMENT RECEIPT                          PERCENTAGE
--------------------------------------------------------------------------------
                 1                                     7%
--------------------------------------------------------------------------------
                 2                                     7
--------------------------------------------------------------------------------
                 3                                     6
--------------------------------------------------------------------------------
                 4                                     6
--------------------------------------------------------------------------------
                 5                                     5
--------------------------------------------------------------------------------
                 6                                     4
--------------------------------------------------------------------------------
                 7                                     2
--------------------------------------------------------------------------------
            Thereafter                                 0
--------------------------------------------------------------------------------



For a partial withdrawal that is subject to a withdrawal charge, the amount deducted for the withdrawal charge will be a percentage of the total amount withdrawn. We will deduct the charge from the value remaining after we pay you the amount you requested. Example:Assume you request a withdrawal of $1,000 and there is a 7% withdrawal charge. The withdrawal charge is $75.26 for a total withdrawal amount of $1,075.26. This charge represents 7% of the total amount withdrawn and we deduct it from the contract value remaining after we pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E: Payouts for a specified period. Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.27% if the assumed investment rate is 3.5% and 6.77% if the assumed investment rate is 5%. The withdrawal charge is equal to the difference in discount values using the above discount rates and the assumed investment rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.


--------------------------------------------------------------------------------
38 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

- The contract date is July 1, 2000 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

- We received these payments:
   -- $10,000 July 1, 2000;
   -- $8,000 Dec. 31, 2005;
   -- $6,000 Feb. 20, 2008; and

- The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2010 and had not made any other withdrawals during that contract year; and

- The prior anniversary July 1, 2010 contract value was $38,488.

          WITHDRAWAL CHARGE       EXPLANATION

                  $0 $3,848.80 is 10% of the prior anniversary contract value withdrawn without withdrawal charge; and

                   0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

                   0 $10,000 July 1, 2000 payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and

                 400 $8,000 Dec. 31, 2005 payment is in its fifth year from receipt, withdrawn with a 5% withdrawal charge; and

                 360 $6,000 Feb. 20, 2008 payment is in its third year from receipt, withdrawn with a 6% withdrawal charge.
              --------------
                $760

WAIVER OF WITHDRAWAL CHARGE

We do not assess a withdrawal charge for:

-  withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary contract value to the extent they exceed contract earnings;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-  contracts settled using an annuity payout plan;

-  death benefits;

- withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when the owner and annuitant are under age 76 on the date we issue the contract. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and

- to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000   39

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS
We value the amounts you allocated to the fixed accounts directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the Guarantee Period Accounts;

- plus any contract value credits allocated to the fixed accounts;

- plus interest credited;

- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

- minus any prorated contract administrative charge;

- minus any prorated portion of the Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) fee (if applicable); and

- minus any prorated portion of the 8% Performance Credit Rider fee (if applicable).

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any contract value credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount, or we assess a contract administrative charge, or the 8% Performance Credit Rider fee, or the Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) fee, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.


--------------------------------------------------------------------------------
40 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

WE DETERMINE THE NET INVESTMENT FACTOR BY:

-- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-- dividing that sum by the previous adjusted net asset value per share; and

-- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-- additional purchase payments you allocate to the subaccounts;

-- any contract value credits allocated to the subaccounts;

-- transfers into or out of the subaccounts;

-- partial withdrawals;

-- withdrawal charges;

-- prorated portions of the contract administrative charge;

-- prorated portions of the Guaranteed Minimum Income Benefit Rider
   (6% Accumulation Benefit Base) fee (if selected); and/or

-- prorated portions of the 8% Performance Credit Rider fee (if selected).

Accumulation unit values will fluctuate due to:

-- changes in funds' net asset value;

-- dividends distributed to the subaccounts;

-- capital gains or losses of funds;

-- fund operating expenses; and/or

-- mortality and expense risk fee and the variable account administrative charge.


CONTRACT VALUE CREDITS

Before annuity payouts begin, and starting in the eighth contract year while this contract is in force, we periodically will apply a "contract value credit" to your contract value if:

-- you chose death benefit Option A -- Return of purchase payment death benefit, at the time of application (see "Benefits in Case of Death"); and

-- there are "eligible purchase payments" at the time we calculate the credit.

"Eligible purchase payments" means payments you made to the contract that you have not withdrawn and that are no longer subject to a withdrawal charge.

-------------------------------------------------------------------------------
                                                 PROSPECTUS -- MAY 1, 2000   41

On an annual basis, the contract value credit is 0.50% of an amount we calculate by multiplying (a) times (b) where:

  (a) is the contract value at the time we make the calculation; and
  (b) is the ratio of "eligible purchase payments" to total purchase payments.

We reserve the right to calculate and apply the contract value credit on a quarterly or monthly basis. If we calculate the credit on a quarterly basis, the percentage will be 0.125% instead of 0.50%. If we calculate the credit on a monthly basis, the percentage will be 0.04167% instead of 0.50%.

We will apply the contract value credit to your contract value according to your fixed accounts and subaccount allocation instructions that are in effect at the time. We will continue to apply the contract value credit, if applicable, for the life of your contract until full withdrawal or until annuity payouts begin. The contract value credit will be taxable when we distribute it to you.

The contract value credit is available because of lower costs associated with a reduced death benefit guarantee. Because the guaranteed death benefit is lower in situations where the contract value credit is paid, there may be circumstances where you may be worse off for having received the credit than in other contracts. In particular, if the market were to decline, and a death benefit became payable, the amount paid might be less.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year Guarantee Period Accounts to one or more subaccounts. The three to ten year Guarantee Period Accounts are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

----------------------------------------------------------------------------------------------------------------------
                                            HOW DOLLAR-COST AVERAGING WORKS
----------------------------------------------------------------------------------------------------------------------
                                 MONTH               AMOUNT          ACCUMULATION       NUMBER OF UNITS
                                                    INVESTED          UNIT VALUE            PURCHASED
----------------------------------------------------------------------------------------------------------------------
By investing an
equal number of
dollars each month ...           Jan                  $100                $20                 5.00
                                 Feb                   100                18                  5.56
                                 Mar                   100                17                  5.88
you automatically  -->           Apr                   100                15                  6.67
buy more units                   May                   100                16                  6.25
when the per unit                Jun                   100                18                  5.56
market price is low ...          Jul                   100                17                  5.88
                                 Aug                   100                19                  5.26
and fewer units    -->           Sep                   100                21                  4.76
when the per unit                Oct                   100                20                  5.00
market price is high.


You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.


-------------------------------------------------------------------------------
42   AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.


ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semi-annually or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed accounts. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


TRANSFERRING MONEY BETWEEN ACCOUNTS

You may transfer money from any one subaccount, or the fixed accounts, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed accounts.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments. Transfers out of the Guarantee Period Accounts will be subject to a MVA if done more than 30 days before the end of the Guarantee Period.

We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners.

These modifications could include, but not be limited to:

-- requiring a minimum time period between each transfer;

-- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

-- limiting the dollar amount that a contract owner may transfer at any one time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.


-------------------------------------------------------------------------------
                                                 PROSPECTUS -- MAY 1, 2000   43

TRANSFER POLICIES

-- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed accounts at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer.

-- You may transfer contract values from the one-year fixed account to the subaccounts or the Guarantee Period Accounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.

-- You may transfer contract values from a Guarantee Period Account any time after 60 days of transfer or payment allocation to the account. Transfers made before the end of the Guarantee Period will receive a MVA, which may result in a gain or loss of contract value.

-- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the Guarantee Period Accounts will be effective on the valuation date we receive it.

-- We will not accept requests for transfers from the one-year fixed account at any other time.

-- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

-- Once annuity payouts begin, you may not make any transfers to the Guarantee
   Period Accounts.


-------------------------------------------------------------------------------
44   AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

HOW TO REQUEST A TRANSFER OR A WITHDRAWAL

-------------------------------------------------------------------------------
 1 BY LETTER:
-------------------------------------------------------------------------------

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or the entire account balance

-------------------------------------------------------------------------------
 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS:
-------------------------------------------------------------------------------

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

-- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

-- Automated withdrawals may be restricted by applicable law under some contracts.

-- You may not make additional purchase payments if automated partial withdrawals are in effect.

-- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semi-annually or annually

MAXIMUM AMOUNT

Transfers or withdrawals:  Contract value (except for automated transfers from the one-year fixed account)



-------------------------------------------------------------------------------
                                                 PROSPECTUS -- MAY 1, 2000   45

-------------------------------------------------------------------------------
 3 BY PHONE:
-------------------------------------------------------------------------------
Call between 8 a.m. and 6 p.m. Central time:
1-800-333-3437

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or the entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.


GUARANTEED MINIMUM INCOME BENEFIT RIDER (6% ACCUMULATION BENEFIT BASE)

This optional Guaranteed Minimum Income Benefit Rider may be available in many jurisdictions for a separate annual charge (see "Charges -- Guaranteed Minimum Income Rider (6% Accumulation Benefit Base) fee"). You cannot select this rider if you select the 8% Performance Credit Rider. The rider guarantees a minimum amount of fixed annuity lifetime income during the annuity payout period if your contract has been in force for at least seven years, subject to the conditions described below. The rider also provides you the option of variable annuity payouts, with a guaranteed minimum initial payment. This rider is only available at the time you purchase your contract.

In some instances, we may allow you to add this rider if it was not available when you initially purchased your contract. In these instances we would add this rider at the next contract anniversary with the contract value at that anniversary reflected as the premium. All conditions of the rider would use this date as the effective date.

This rider does not create contract value or guarantee the performance of any investment option. Fixed annuity payouts under the terms of this rider will occur at the guaranteed annuity purchase rates based on the guaranteed annuitant mortality table in your contract and a 2.5% interest rate. We base first year payments from the variable annuity payout option offered under this rider on the same factors as the fixed annuity payout option. We base subsequent payments on the initial payment and an assumed annual return of 5%. Because this rider is based on guaranteed actuarial factors for the fixed option, the level of fixed lifetime income it guarantees may be less than the level that would be provided by applying the then current annuity factors. Likewise, for the variable annuity payout option, we base the rider on more conservative factors resulting in a lower initial payment and lower lifetime payments than those provided otherwise if the same benefit base were used. However, the Guaranteed Income Benefit Base described below establishes a floor, which when higher than the contract value, can result in a higher annuity payout level. Thus, the rider is a guarantee of a minimum amount of annuity income.


-------------------------------------------------------------------------------
46   AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

The Guaranteed Income Benefit Base uses the same calculation as the Variable account 5% floor but uses a 6% accumulation rate.

The Guaranteed Income Benefit Base, less any applicable premium tax, is the value that will be used to determine minimum annuity payouts if the rider is exercised.

We reserve the right to exclude subsequent payments paid in the last five years before exercise of the benefit in the calculation of the Guaranteed Income Benefit Base. We would do so only if such payments total $50,000 or more or if they are 25% or more of total payments paid into the contract.

If we exclude such payments, the Guaranteed Income Benefit Base would be calculated as the greatest of:

  (a) contract value less "market value adjusted prior five years of payments"
  (b) total payments less prior five years of payments and adjusted partial withdrawals
  (c) the Variable account 6% floor, less the "6% adjusted prior five years of payments"

"Market value adjusted prior five years of payments" are calculated as the sum of each such payment, multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such payment. We calculate the estimated contract value at such anniversary by assuming that payments and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

"6% Adjusted prior 5 years of payments" are calculated as the sum of each payment accumulated at 6% for the number of full contract years they have been in the contract.

CONDITIONS ON ELECTION OF THE RIDER:

-- you must elect the rider at the time you purchase your contract,

-- you must elect either the Maximum anniversary value death benefit or the 5%
   Accumulation death benefit and

-- the annuitant must be age 75 or younger on the contract date.

FUND SELECTION TO CONTINUE THE RIDER: You may allocate your purchase payments to any of the subaccounts or the fixed accounts. However, we reserve the right to limit the amount in the AXP-SM- Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you notice and ask that you reallocate your contract value so that the limitation is satisfied within 60 days. If after 60 days the limitation is not satisfied, we will terminate the rider.

EXERCISING THE RIDER:

-- you may only exercise the rider within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the effective date of the rider, and

-- the annuitant on the retirement date must be between 50 and 86 years old, and

-- you can only take an annuity payout in one of the following annuity payout plans:
   -- Plan A -- Life Annuity -- no refund
   -- Plan B -- Life Annuity with ten years certain
   -- Plan D -- Joint and last survivor life annuity -- no refund


-------------------------------------------------------------------------------
                                                 PROSPECTUS -- MAY 1, 2000   47

TERMINATING THE RIDER:

-- You may terminate the rider within 30 days after the first anniversary of the effective date of the rider.

-- You may terminate the rider any time after the seventh anniversary of the effective date of the rider.

-- The rider will terminate on the date you make a full withdrawal from the contract, or annuity payouts begin, or on the date that a death benefit is payable.

-- The rider will terminate on the contract anniversary after the annuitant's
   86th birthday.

EXAMPLE:

-- You purchase the contract with a payment of $104,000 on Jan. 1, 2000.

-- There are no additional purchase payments and no partial withdrawals.

-- The money is fully allocated to the subaccounts.

-- The annuitant is male and age 55 on the contract date. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 on the contract date.

-- The contract is within 30 days after contract anniversary.

If the Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) is exercised, the minimum fixed annuity monthly payout or the first year variable annuity monthly payout would be:




                                                                               Fixed Annuity Payout Options
                                                                             Minimum Guaranteed Annual Income
                                                                       Plan A--           Plan B--                  Plan D--
                                                                    Life Annuity--    Life Annuity with    Joint and lost survivor
Contract Anniversary At Exercise    Guaranteed Income Benefit Base    no refund       ten years certain   life annuity - no refund
----------------------------------------------------------------------------------------------------------------------------------
            10                              $186,248                        $970.35           $944.28            $772.93
            15                              $249,242                      $1,485.48         $1,415.69          $1,149.00


After the first year payments, lifetime income payments on a variable annuity payout option will depend on the investment performance of the subaccounts you select. The payments will be higher if investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.


8% PERFORMANCE CREDIT RIDER

If this rider is available in your state, you may choose to add this benefit to your contract at issue. You cannot select this rider if you select the Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base). This feature provides certain benefits if your contract value has not reached or exceeded a target value (as defined below) on the seventh and tenth rider anniversaries.

Your benefits under this rider are as follows:

  (a) if on the seventh rider anniversary, your contract value has not met or exceeded the target value, we will make a credit to your contract equal to 3% of your purchase payments less adjusted partial withdrawals and purchase payments made in the prior five years; and

  (b) if on the tenth rider anniversary, your contract value has not met or exceeded the target value, we will make an additional credit to your contract equal to 5% of your purchase payments less adjusted partial withdrawals and purchase payments made in the prior five years.


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48   AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

On the tenth rider anniversary and every ten years thereafter while you have the contract, the ten year calculation period restarts. We use the contract value (after any credits) on that contract anniversary as the initial purchase payment for the calculation of the target value and any credit. Additional credits may then be made at the end of each ten year period as described above.

In some instances, we may allow you to add this rider if it was not available when you initially purchased your contract. In these instances we would add this rider at the next contract anniversary with the contract value at that anniversary reflected as the initial purchase payment for the calculation of the target value and any credit.

TARGET VALUE: The target value accumulates purchase payments at an annual interest rate of 8% until the tenth rider anniversary less adjusted partial withdrawals also accumulated at 8% until the tenth rider anniversary.

ADJUSTED PARTIAL WITHDRAWALS: We calculate the adjusted partial withdrawals for the 8% Performance Credit Rider for each partial withdrawal as the product of (a) times (b) where:

  (a) is the ratio of the amount of partial withdrawal (including any applicable withdrawal charge) to the contract value on the date of (but prior to) the partial withdrawal, and

  (b) is the Target Value on the date of (but prior to) the partial withdrawal.

RESET OPTION: You can elect to lock in the growth in your contract by restarting the ten-year period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the initial purchase payment for the calculation of the target value and any credit. The next ten year calculation period will then restart at the end of the new ten year period from the most recent restart date. We must receive your request to restart the calculation period within 30 days after a contract anniversary.

FUND SELECTION TO CONTINUE THE RIDER: You may allocate your purchase payments to any of the subaccounts or the fixed accounts. However, we reserve the right to limit the amount in the fixed accounts and the AXP-SM- Variable Portfolio Cash Management Fund to 10% of the contract value. If we are required to activate this restriction and you have more than 10% of your contract value in these accounts, we will send you notice and ask you that you reallocate your contract value so that the limitation is satisfied in 60 days. If after 60 days the limitation is not satisfied, we will terminate the rider.

TERMINATING THE RIDER:

-- You may terminate the rider within 30 days following the first anniversary after the effective date of the rider.

-- You may terminate the rider within 30 days following the tenth anniversary of the latest of the effective date of the rider or the last reset date.

-- The rider will terminate on the date you make a full withdrawal from the contract, or annuity payouts begin, or on the date that a death benefit is payable.

EXAMPLE:

-- You purchase the contract with a payment of $104,000 on January 1, 2000.

-- There are no additional purchase payments and no partial withdrawals.

-- On January 1, 2007, the contract value is $150,000.

-- The credit on January 1, 2007 is determined as:

   Target Value on January 1, 2007 =
   104,000 x (1.08)^7 = 104,000 x 1.71382 =             $178,237.72

As the target value of $178,237.72 is greater than the contract value of $150,000, a credit is made to the contract equal to $3,120 (or 3% of the purchase payment of $104,000). Your total contract value on that date is $153,120.


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                                                 PROSPECTUS -- MAY 1, 2000   49

-- On January 1, 2010, the contract value is $220,000.

-- The credit on January 1, 2010 is determined as:

   Target Value on January 1, 2010 =
   $104,000 x (1.08)^10 = $104,000 x 2.158924 =         $224,528.20

   As the target value of $224,528.20 is greater than the contract value of $220,000, a credit is made to the contract equal to $5,200 (or 5% of the purchase payment of $104,000). Your total contract value on that date is $225,200.

-- The benefit automatically restarts on January 1, 2010 with the "initial payment" equal to $225,200 and the credit determination made on January 1, 2017 and January 1, 2020.

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For total withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity payout plans").


WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.


RECEIVING PAYMENT

By regular or express mail:

-- payable to owner;

-- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

-- the withdrawal amount includes a purchase payment check that has not cleared;

-- the NYSE is closed, except for normal holiday and weekend closings;

-- trading on the NYSE is restricted, according to SEC rules;

-- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

-- the SEC permits us to delay payment for the protection of security holders.


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50   AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -- you are at least age 59 1/2;

   -- you are disabled as defined in the Code;

   -- you separated from the service of the employer who purchased the contract; or

   -- the distribution is because of your death.

- If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

There are two standard death benefit options under this contract (Option A -- Return of purchase payment death benefit and Option B -- Maximum Anniversary Value death benefit) or you may choose to select Option C -- 5% Accumulation death benefit rider. If either you or the annuitant are age 80 or older (in most states) on the contract date, Option A will apply. If both you and the annuitant are age 79 or younger (in most states) on the contract date, you can elect Option A, Option B or Option C on your application. Once you elect an option, you cannot change it. We show the option that applies in your contract.

Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant. Other rules apply to qualified annuities. (See "Taxes").

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                                                  PROSPECTUS -- MAY 1, 2000   51

OPTION A -- RETURN OF PURCHASE PAYMENT DEATH BENEFIT

We will pay the beneficiary the greater of:

-  the contract value; or

-  the total purchase payments paid minus "adjusted partial withdrawals."

Contract value credits may apply if you choose Option A at the time of application (see "Valuing your Investment -Contract value credits").


OPTION B -- MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
We will pay the beneficiary the greatest of:

-  the contract value; or

-  the total purchase payments paid minus any "adjusted partial withdrawals"; or

- the "maximum anniversary value" immediately preceding the date of death plus the dollar amount of any payments since that anniversary and minus any "adjusted partial withdrawals" since that anniversary.

MAXIMUM ANNIVERSARY VALUE: Each contract anniversary prior to the earlier of your or the annuitant's 81st birthday, we calculate the anniversary value which is the greater of:

   (a) the contract value on that anniversary; or
   (b) total payments made to the contract minus "adjusted partial withdrawals."

The "maximum anniversary value" is equal to the greatest of these anniversary values.

After your or the annuitant's 81st birthday, the death benefit continues to be the death benefit value as of that date, plus any subsequent payments and minus any "adjusted partial withdrawals."

ADJUSTED PARTIAL WITHDRAWALS: Under either Option A or Option B, we calculate "adjusted partial withdrawals" for each partial withdrawal as the product of (a) times (b) where:
   (a) is the ratio of the amount of the partial withdrawal (including any applicable withdrawal charge) to the contract value on the date of (but prior
to) the partial withdrawal; and
   (b) is the death benefit on the date of (but prior to) the partial withdrawal.

EXAMPLE: OPTION A - RETURN OF PURCHASE PAYMENT DEATH BENEFIT

-  You purchase the contract with a payment of $20,000 on Jan. 1, 2000.

-  On Jan. 1, 2001 you make an additional purchase payment of $5,000.

- On March 1, 2001 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

-  On March 1, 2002 the contract value falls to $23,000.

We calculate the death benefit on March 1, 2002 as follows:

      Total purchase payments paid:                                   $25,000.00
      minus any "adjusted partial withdrawals"
      calculated as:           1,500    x    25,000 =                -  1,704.54
                               --------------------                  -----------
                                      22,000
      for a death benefit of:                                         $23,295.45
                                                                      ----------


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52 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

EXAMPLE: OPTION B -- MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

-  You purchase the contract with a payment of $20,000 on Jan. 1, 2000.

- On Jan. 1, 2001 (the first contract anniversary) the contract value grows to $29,000.

- On March 1, 2001 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2001 as follows:

      The highest contract value on any prior contract anniversary:   $29,000.00
      plus any purchase payments paid since that anniversary:         +     0.00
      minus any "adjusted partial withdrawal"
      taken since that anniversary,
      calculated as:      1,500    x    29,000 =                     -  1,977.27
                          --------------------                      ------------
                                 22,000
      for a death benefit of:                                         $27,022.72


OPTION C -- 5% ACCUMULATION DEATH BENEFIT RIDER
If this optional rider is available in your state and both you and the annuitant are age 79 or younger on the contract date, you may choose to add this benefit to your contract. This optional rider provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts:
- the contract value; or

- the total purchase payments paid less any "adjusted partial withdrawals"; or

- the Variable account 5% floor

We calculate the "adjusted partial withdrawals" as described above except that only the first two benefits are taken into account.

THE VARIABLE ACCOUNT 5% FLOOR
The Variable account 5% floor is the sum of the value in the fixed accounts plus the variable account floor. On each contract anniversary prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by accumulating the prior anniversary's floor at 5%. On the first contract anniversary, the floor is increased by 5% of the accumulated initial purchase payments allocated to the subaccounts. On any day that you allocate additional amounts to, or withdraw or transfer from the subaccounts, we adjust the floor by adding the additional amounts and subtracting the "adjusted partial withdrawals" or "adjusted transfers."

After the contract anniversary immediately following either your or the annuitant's 81st birthday, the Variable account floor is the floor on that anniversary increased by additional amounts allocated to the subaccounts since that anniversary plus purchase payment credits and reduced by any "adjusted partial withdrawals" since that anniversary.

For the Variable account 5% floor, we calculate the "adjusted partial withdrawals" or "adjusted transfers" as the result of (a) times (b) where:

   (a) is the ratio of the amount of withdrawal (including any withdrawal charges) or transfer from the subaccounts to the total value in the subaccounts on the date of (but prior to) the withdrawal or transfer.

   (b) is the variable account floor on the date of (but prior to) the withdrawal or transfer.

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                                                  PROSPECTUS -- MAY 1, 2000   53

EXAMPLE:

- You purchase the contract with a payment of $25,000 on Jan. 1, 2000 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

- On Jan. 1, 2001 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23, 200.

- On March 1, 2001, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

We calculate the death benefit on March 1, 2001 as follows:

The variable account floor on Jan. 1, 2001,
calculated as:            1.05     x     20,000 =                     $21,000
plus any purchase payments paid since that anniversary:         +        0.00
minus any "adjusted partial withdrawals" from the subaccounts,
calculated as:          1,500     x    21,000     =                -$1,657.89
                       -----------------------                     ----------
                                 19,000
Variable account floor benefit                                     $19,342.10
plus the one-year fixed account value                              + 5,300.00
                                                                   ----------
for a death benefit of:                                            $24,642.10
                                                                   ==========


IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. The Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base), if selected, is then terminated.

PAYMENTS: Under a nonqualified annuity, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Other rules may apply to qualified annuities. (See "Taxes.")



--------------------------------------------------------------------------------
54 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The Guarantee Period Accounts are not available during this payout period.

Amounts of fixed and variable payouts depend on:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."


ANNUITY TABLE
The annuity table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.


SUBSTITUTION OF 3.5% TABLE
If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000   55

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payment. The discount rate we use in the calculation will vary between 5.27% and 6.77% depending on the applicable assumed investment rate. (See "Charges-- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

RESTRICTIONS FOR SOME TAX-DEFERRED RETIREMENT PLANS: If you purchased a qualified annuity, you may be required to select a payout plan that provides for payouts:

-  over the life of the annuitant;

-  over the joint lives of the annuitant and a designated beneficiary;

-  for a period not exceeding the life expectancy of the annuitant; or

- for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

You have the responsibility for electing a payout plan that complies with your contract and with applicable law.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed accounts will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.


--------------------------------------------------------------------------------
56 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.


DEATH AFTER ANNUITY PAYOUTS BEGIN
If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax deferral feature. That is any increase in the value of the fixed accounts and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: Your contract may be used to fund a tax-deferred retirement plan that is already tax-deferred under the Code. The contract will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs) and after your death. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

WITHDRAWALS: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you make withdrawals from your contract before your plan specifies that you can receive payouts.



--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000   57

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract (except a Roth IRA) is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the years he or she receives the payments. The death benefit under a Roth IRA generally is not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you make withdrawals from your contract before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM TSAS: If you receive directly all or part of the contract value from your TSA, mandatory 20% Federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time we make the payout. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or the life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of ten years or more; or

- the payout is a minimum distribution required under the Code.

--------------------------------------------------------------------------------
58 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to a mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract;

- divided by the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2000   59

SUBSTITUTION OF INVESTMENTS
We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- make additional subaccounts investing in additional funds;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 200 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American
Enterprise Life.

We pay commissions for sales of the contracts of up to 7% of purchase payments to insurance agencies or broker-dealers that are also insurance agencies. Sometimes we pay the commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which, when totaled, could exceed 7% of purchase payments). In addition, we may pay certain sellers additional compensation for selling and distribution activities under certain circumstances. From time to time, we will pay or permit other promotional incentives, in cash or credit or other compensation.

Other contracts issued by American Enterprise Life that are not described in this prospectus may be available through your sales representative. The features, investment options, sales charges and expenses of the other contracts are different than those of this contract. Therefore, the contract values under the other contracts may be different than your contract value under this contract. In addition, sales commissions for the other contracts may be higher or lower than sales commissions for this contract.

--------------------------------------------------------------------------------
60 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

ISSUER

American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. AEFC is a wholly-owned subsidiary of American Express Company. American Express Company is a financial services company principally engaged through subsidiaries (in addition to AEFC) in travel related services, investment services and international banking services.

American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Our administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Our statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life is a defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of these suits, RICHARD W. AND ELIZABETH J. THORESEN VS. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK which was commenced in Minnesota State Court in October 1998. The action was brought by individuals who purchased an annuity in a qualified plan. The plaintiffs allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount.

American Enterprise Life is included as a party to preliminary settlement of all three class action lawsuits. We believe this approach will put these cases behind us and provide a fair outcome for our clients. Our decision to settle does not include any admission of wrongdoing. We do not anticipate that this proposed settlement, or any other lawsuits in which American Enterprise Life is a defendant, will have a material adverse effect on our financial condition.

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


YEARS ENDED DEC. 31, (THOUSANDS)           1999              1998             1997              1996              1995
Net investment income                $  322,746        $  340,219       $  332,268        $  271,719        $  223,706
Net gain/loss on investments              6,565            (4,788)            (509)           (5,258)           (1,154)
Other                                     8,338             7,662            6,329             5,753             4,214
----------------------------------------------------------------------------------------------------------------------
Total revenues                       $  337,649        $  343,093       $  338,088        $  272,214        $  226,766
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Income before income taxes           $   50,662        $   36,421       $   44,958        $   35,735        $   33,440
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Net income                           $   33,987        $   22,026       $   28,313        $   22,823        $   21,748
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total assets                         $4,603,343        $4,885,621       $4,973,413        $4,425,837        $3,570,960
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   PROSPECTUS - MAY 1, 2000   61

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

1999 COMPARED TO 1998:

Net income increased 54 percent to $34 million in 1999, compared to $22 million in 1998. Earnings growth resulted primarily net realized gains of $6.6 million in 1999, compared to net realized losses of $4.8 in 1998.

Income before income taxes totaled $51 million in 1999, compared with $36 million in 1998.

Total investment contract deposits received decreased to $336 million in 1999, compared with $348 million in 1998. This decrease is primarily due to a decrease in sales of variable annuities in 1999.

Total revenues decreased to $338 million in 1999, compared with $343 million in 1998. The decrease is primarily due to decreased net investment income which was partially offset by an increase in realized gain on investments. Net investment income, the largest component of revenues, decreased 5 percent from the prior year, reflecting decreases in investments owned and investment yields.

Contractholder charges decreased 5 percent to $6.1 million in 1999, compared with $6.4 million in 1998, reflecting a decrease in fixed annuities inforce. The Company receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 77 percent to $2.3 million in 1999, compared with $1.3 million in 1998, this reflects the increase in separate account assets.

Net realized gain on investments was $6.6 million in 1999, compared to a net realized loss on investments of $4.8 million in 1998. The net realized gains were primarily due to the sale of available for sale fixed maturity investments at a gain as well as a decrease in the allowance for mortgage loan losses based on management's regular evaluation of allowance adequacy.

Total benefits and expenses decreased slightly to $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $209 million, reflecting a decrease in fixed annuities in force and lower interest rates. Amortization of deferred policy acquisition costs decreased to $43 million, compared to $54 million in 1998. This decrease was due primarily to decreased aggregate amounts in force, as well as the impact of changing prospective assumptions in 1998 based on actual lapse experience on certain fixed annuities.

Other operating expenses increased 46 percent to $35 million in 1999, compared to $24 million in 1998. This increase is primarily reflects technology costs related to growth initiatives.

1998 COMPARED TO 1997:

Net income decreased 22 percent to $22 million in 1998, compared to $28 million in 1997. The decrease in earnings resulted primarily from increases in amortization of deferred policy acquisition costs.

Income before income taxes totaled $36 million in 1998, compared with $45 million in 1997.

Total premiums and investment contract deposits received decreased to $348 million in 1998, compared with $802 million in 1997. This decrease is primarily due to a decrease in sales of fixed annuities in 1998, reflecting the low interest rate environment.

Total revenues increased to $343 million in 1998, compared with $338 million in 1997. The increase is primarily due to increases in net investment income and contractholder charges. Net investment income, the largest component of revenues, increased 2 percent from the prior year, reflecting increases in investments owned and investment yields.

Contractholder charges, increased 12 percent to $6.4 million in 1998, compared with $5.7 million in 1997. The Company receives mortality and expense risk fees from the separate accounts.

Total benefits and expenses increased 4.6 percent to $307 million in 1998, compared with 293 million in 1997. The largest component of expenses, interest credited on contractholders investment contracts, decreased to $229 million, reflecting a decrease in fixed annuities in force and lower interest rates. Amortization of deferred policy acquisition costs increased to $54 million, compared to $37 million in 1997. This increase was due primarily to the impact of changing prospective assumptions based on actual lapse experience on certain fixed annuities.


--------------------------------------------------------------------------------
62   AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

RISK MANAGEMENT

The sensitivity analysis of the test of market risk discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions on the ensuing year's earnings based on year-end positions. The market changes, assumed to occur as of year-end, is a 100 basis point increase in market interest rates. Computations of the prospective effects of hypothetical interest rate change based on numerous assumptions, including relative levels of market interest rates as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occurs in the future. Furthermore, the computations do not anticipate actions that may be taken by management if the hypothetical market changes actually occurred over time. As a result, actual earnings effects in the future will differ from those quantified below.

The Company primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a competitive rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. The Company does not invest in securities to generate trading profits.

The Company has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability.

Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the purchase of some types of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.

The negative effect on the Company's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at December 31, 1999, would be appoximately $4.2 million.

LIQUIDITY AND CAPITAL RESOURCES

The liquidity requirements of the Company are met by funds provided by annuity considerations, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses, policy loans, and investment purchases.

The Company has an available line of credit with American Express Financial Corporation aggregating $50 million. The line of credit is used strictly as a short-term source of funds. No borrowings were outstanding under the agreement at December 31, 1999. At December 31, 1999, outstanding reverse repurchase agreements totaled $26 million.

At December 31, 1999, investments in fixed maturities comprised 81 percent of the Company's total invested assets. Of the fixed maturity portfolio, approximately 32 percent is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

At December 31, 1999, approximately 14 percent of the Company's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active


--------------------------------------------------------------------------------
                                                   PROSPECTUS - MAY 1, 2000   63
secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. The Company has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

At December 31, 1999, net unrealized appreciation on fixed maturities held to maturity included $6.3 million of gross unrealized appreciation and $29 million of gross unrealized depreciation. Net unrealized appreciation on fixed maturities available for sale included $9.3 million of gross unrealized appreciation and $117 million of gross unrealized depreciation.

At December 31, 1999, the Company had an allowance for losses for mortgage loans totaling $6.7 million.

The economy and other factors have caused a number of insurance companies to go under regulatory supervision. This circumstance has resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. The Company established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. The Company has also estimated the potential effect of future assessments on the Company's financial position and results of operations and has established a reserve for such potential assessments. The Company has adopted Statement of Position 97-3 providing guidance when an insurer should recognize a liability for guaranty fund assessments. The SOP is effective for fiscal years beginning after December 15, 1998. Adoption did not have a material impact on the Company's results of operations or financial condition.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of December 31, 1999, the Company's total adjusted capital was well in excess of the levels requiring regulatory attention.

YEAR 2000 ISSUE

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Enterprise Life and the variable account. All of the major systems used by American Enterprise Life and the variable account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. American Enterprise Life's and the variable account's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to American Enterprise Life and the variable account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on American Enterprise Life's and the variable account's operations.


--------------------------------------------------------------------------------
64   AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on American Enterprise Life's and the variable account's business, results of operations, or financial condition as a result of the Year 2000 issue.


RESERVES

In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.


INVESTMENTS

Our total investments of $4,107,559 at Dec. 31, 1999, 28% was invested in mortgage-backed securities, 53% in corporate and other bonds, 19% in primary mortgage loans on real estate and the remaining less than 1% in other investments.


COMPETITION

We are engaged in a business that is highly competitive due to the large number of stock and mutual life insurance companies and other entities marketing insurance products. There are over 1,600 stock, mutual and other types of insurers in the life insurance business. Best's Insurance Reports, Life-Health edition 1999, assigned us one of its highest classifications, A+ (Superior).


EMPLOYEES

As of Dec. 31, 1999, we had no employees.


PROPERTIES

We occupy office space in Minneapolis, MN, which is rented by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.


STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. Such regulation does not, however, involve any supervision of the account's management or the company's investment practices or policies. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. A full examination of American Enterprise Life's operations is conducted periodically by the National Association of Insurance Commissioners.

Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.


--------------------------------------------------------------------------------
                                                   PROSPECTUS - MAY 1, 2000   65

DIRECTORS AND EXECUTIVE OFFICERS*

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:

DIRECTORS
JAMES E. CHOAT
Born in 1947
Director, president and chief executive officer since 1996; Senior vice president - Institutional Products Group, AEFA, 1994 to 1997.

RICHARD W. KLING
Born 1940
Director and chairman of the board since March 1989.

PAUL S. MANNWEILER**
Born in 1949
Director since 1986; Partner at Locke Reynolds Boyd & Weisell since 1980.

PAULA R. MEYER
Born in 1954
Director and executive vice president, assured assets since 1998; vice president, AEFC since 1998; Piper Capital Management (PCM) President from Oct. 1997 to May 1998; PCM Director of Marketing from June 1995 to Oct. 1997; PCM Director of Retail Marketing from Dec. 1993 to June 1995.

WILLIAM A. STOLTZMANN
Born in 1948
Director since Sept. 1989; vice president, general counsel and secretary since 1985.

OFFICERS OTHER THAN DIRECTORS

JEFFREY S. HORTON
Born 1961
Vice president and treasurer since Dec. 1997; vice president and corporate treasurer, AEFC, since Dec. 1997; controller, American Express Technologies - Financial Services, AEFC, from July 1997 to Dec. 1997; controller, Risk Management Products, AEFC, from May 1994 to July 1997; director of finance and analysis, Corporate Treasury, AEFC, from June 1990 to May 1994.

PHILIP C. WENTZEL
Born in 1961
Vice president and controller since 1998; vice president - Finance, Risk Management Products, AEFC since 1997; and director of financial reporting and analysis from 1992 to 1997.

 * The address for all of the directors and principal officers is: 200 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.

** Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN 46204


--------------------------------------------------------------------------------
66   AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY

EXECUTIVE COMPENSATION

Our executive officers also may serve one or more affiliated companies. The following table reflects cash compensation paid to the five most highly compensated executive officers as a group for services rendered in the most recent year to us and our affiliates. The table also shows the total cash compensation paid to all our executive officers, as a group, who were executive officers at any time during the most recent year.



NAME OF INDIVIDUAL OR NUMBER IN GROUP                             POSITION HELD                      CASH COMPENSATION
Five most highly compensated executive officers as a group:                                          $ 7,960,888

Richard W. Kling                                                  Chairman of the Board
James E. Choat                                                    President and CEO
Stuart A. Sedlacek                                                Executive Vice President
Lorraine R. Hart                                                  Vice President, Investments
Deborah L. Pederson                                               Assistant Vice President, Investments

All executive officers as a group (11)                                                               $11,535,043



--------------------------------------------------------------------------------
                                                   PROSPECTUS - MAY 1, 2000   67

SECURITY OWNERSHIP OF MANAGEMENT

Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

Experts

Ernst & Young LLP, independent auditors, have audited the financial statements of American Enterprise Life Insurance Company at Dec. 31, 1999 and 1998, and for each of the three years in the period ended Dec. 31, 1999, and the individual and combined statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account (comprised of subaccounts ESI, ECR, EMS, EIA, EMG, EGD, ECA, ECD, EVA, EPP, ETC, EHG, EAS, EFG, EFM, EFO, ERE, EMU, EIS, JCG, JUS, JGL, JIF, EDE, ERQ, ERI, END, ERS, EUT, EPG, EPL, EPN, EMC, EPR, EIC, EUC and EEG) as of Dec. 31, 1999 and for the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's report, given on their authority as experts in accounting and auditing.


--------------------------------------------------------------------------------
68   AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY




AMERICAN ENTERPRISE LIFE INSURANCE COMPANY FINANCIAL INFORMATION


REPORT OF INDEPENDENT AUDITORS

The Board of Directors
American Enterprise Life Insurance Company


We have audited the accompanying balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1999 and 1998, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.



/s/ Ernst & Young LLP
Ernst & Young LLP
February 3, 2000
Minneapolis, Minnesota

                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                  December 31,
                       ($ thousands, except share amounts)

ASSETS                                                              1999              1998
------                                                           -----------      -----------

Investments:
  Fixed maturities:
    Held to maturity, at amortized cost (fair value:
       1999, $984,103; 1998, $1,126,732)                          $1,006,349       $1,081,193
    Available for sale, at fair value (amortized cost:
       1999, $2,411,799; 1998, $2,526,712)                         2,304,487        2,594,858
                                                                 -----------      -----------
                                                                   3,310,836        3,676,051

  Mortgage loans on real estate                                      785,253          815,806
  Other investments                                                   11,470           12,103
                                                                 -----------      -----------
          Total investments                                        4,107,559        4,503,960

Accounts receivable                                                      316              214
Accrued investment income                                             56,676           61,740
Deferred policy acquisition costs                                    180,288          196,479
Deferred income taxes                                                 37,501               --
Other assets                                                               9               43
Separate account assets                                              220,994          123,185
                                                                 -----------      -----------

          Total assets                                            $4,603,343       $4,885,621
                                                                  ==========       ==========

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
  Future policy benefits for fixed annuities                      $3,921,513       $4,166,852
  Policy claims and other policyholders' funds                        12,097            7,389
  Deferred income taxes                                                   --           23,199
  Amounts due to brokers                                              25,215           54,347
  Other liabilities                                                   17,436           24,500
  Separate account liabilities                                       220,994          123,185
                                                                 -----------      -----------
          Total liabilities                                        4,197,255        4,399,472

Stockholder's equity:
  Capital stock, $100 par value per share;
    100,000 shares authorized,
    20,000 shares issued and outstanding                               2,000            2,000
  Additional paid-in capital                                         282,872          282,872
  Accumulated other comprehensive (loss) income:
     Net unrealized securities (losses) gains                        (69,753)          44,295
  Retained earnings                                                  190,969          156,982
                                                                 -----------      -----------
          Total stockholder's equity                                 406,088          486,149
                                                                 -----------      -----------

Total liabilities and stockholder's equity                        $4,603,343       $4,885,621
                                                                  ==========       ==========

                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                            Years ended December 31,
                                  ($ thousands)

                                                            1999              1998             1997
                                                          ---------         ---------        ---------

Revenues:
  Net investment income                                    $322,746          $340,219         $332,268
  Contractholder charges                                      6,069             6,387            5,688
  Mortality and expense risk fees                             2,269             1,275              641
  Net realized gain (loss) on investments                     6,565            (4,788)            (509)
                                                          ---------         ---------        ---------

          Total revenues                                    337,649           343,093          338,088
                                                          ---------         ---------        ---------

Benefits and expenses:
  Interest credited on investment contracts                 208,583           228,533          231,437
  Amortization of deferred policy acquisition costs          43,257            53,663           36,803
  Other operating expenses                                   35,147            24,476           24,890
                                                          ---------         ---------        ---------

          Total benefits and expenses                       286,987           306,672          293,130
                                                          ---------         ---------        ---------

Income before income taxes                                   50,662            36,421           44,958

Income taxes                                                 16,675            14,395           16,645
                                                          ---------         ---------        ---------

Net income                                                $  33,987         $  22,026        $  28,313
                                                          =========         =========        =========

                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                       STATEMENTS OF STOCKHOLDER'S EQUITY
                       Three years ended December 31, 1999
                                  ($ thousands)

                                                                                                   Accumulated
                                                                                                     Other
                                                         Total                      Additional    Comprehensive
                                                     Stockholder's     Capital       Paid-In      (Loss) Income,     Retained
                                                         Equity         Stock         Capital        Net of Tax       Earnings
                                                     -------------    --------    ------------    ------------    -------------
Balance, December 31, 1996                               $363,858       $2,000       $242,872        $ 12,343        $106,643
Comprehensive income:
     Net income                                            28,313           --             --              --          28,313
      Unrealized holding gains arising
           during the year, net of  taxes of
        ($19,891)                                          36,940           --             --          36,940              --
      Reclassification adjustment for losses
           included in net income, net of tax
           of ($126)                                          233           --             --             233              --
                                                     -------------                                ------------
     Other comprehensive income                            37,173           --             --          37,173              --
                                                     -------------
     Comprehensive income                                  65,486
Capital contribution from IDS Life                         40,000           --         40,000              --              --
                                                     -------------    --------    ------------    ------------    -------------

Balance, December 31, 1997                                469,344        2,000        282,872          49,516         134,956
Comprehensive income:
     Net income                                            22,026           --             --              --          22,026
     Unrealized holding losses arising
          during the year, net of taxes of $3,400          (6,314)          --             --          (6,314)             --
       Reclassification adjustment for losses
           included in net income, net of tax
           of ($588)                                        1,093           --             --           1,093              --
                                                     -------------                                ------------
     Other comprehensive loss                              (5,221)          --             --          (5,221)             --
                                                     -------------
     Comprehensive income                                  16,805
                                                     -------------    --------    ------------    ------------    -------------

Balance, December 31, 1998                                486,149        2,000        282,872          44,295         156,982
Comprehensive loss:
     Net income                                            33,987           --             --              --          33,987
     Unrealized holding losses arising
         during the year, net of taxes of $(59,231)      (110,001)          --             --        (110,001)             --
     Reclassification adjustment for gains
          included in net income, net of tax               (4,047)                                     (4,047)             --
          of $(2,179)                                -------------                                ------------
     Other comprehensive loss                            (114,048)          --             --        (114,048)             --
                                                     -------------
     Comprehensive loss                                   (80,061)
                                                     -------------    --------    ------------    ------------    -------------

Balance, December 31, 1999                               $406,088       $2,000       $282,872        $(69,753)       $190,969
                                                     =============    ========    ============    ============    =============


                                         See accompanying notes.

                                AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                                         STATEMENTS OF CASH FLOWS
                                         Years ended December 31,
                                              ($ thousands)
                                                                      1999          1998          1997
                                                                   -----------   -----------   -----------
Cash flows from operating activities:
  Net income                                                       $   33,987    $   22,026    $   28,313
  Adjustments to reconcile net income to net cash
    provided by (used in) operating activities:
      Change in accrued investment income                               5,064        (2,152)       (8,017)
      Change in accounts receivable                                      (102)          349         9,304
      Change in deferred policy acquisition costs, net                 16,191        28,022       (21,276)
      Change in other assets                                               34            74         4,840
      Change in policy claims and other policyholders' funds            4,708        (3,939)      (16,099)
      Deferred income tax (benefit) provision                             711        (9,591)       (2,485)
      Change in other liabilities                                      (7,064)        7,595         1,255
      Amortization of premium (accretion of discount), net              2,315           122        (2,316)
      Net realized (gain) loss on investments                          (6,565)        4,788           509
      Other, net                                                      (1,562)         2,544           959
                                                                   -----------   -----------   -----------

         Net cash provided by (used in) operating activities           47,717        49,838        (5,013)

Cash flows from investing activities:
    Fixed maturities held to maturity:
        Purchases                                                          --            --        (1,996)
        Maturities                                                     65,705        73,601        41,221
        Sales                                                           8,466        31,117        30,601
    Fixed maturities available for sale:
        Purchases                                                    (593,888)     (298,885)     (688,050)
        Maturities                                                    248,317       335,357       231,419
        Sales                                                         469,126        48,492        73,366
    Other investments:
        Purchases                                                     (28,520)     (161,252)     (199,593)
        Sales                                                          57,548        78,681        29,139
    Change in amounts due to brokers                                  (29,132)       19,412       (53,796)
                                                                   -----------   -----------   ------------

          Net cash provided by (used in) investing activities         197,622       126,523      (537,689)

Cash flows from financing activities:
 Activity related to investment contracts:
    Considerations received                                           299,899       302,158       783,339
    Surrenders and other benefits                                    (753,821)     (707,052)     (552,903)
    Interest credited to account balances                             208,583       228,533       231,437
    Capital contribution from parent                                       --            --        40,000
                                                                   -----------   -----------   -----------

          Net cash (used in) provided by financing activities        (245,339)     (176,361)      501,873
                                                                   -----------   -----------   -----------

Net decrease in cash and cash equivalents                                  --            --       (40,829)

Cash and cash equivalents at beginning of year                             --            --        40,829
                                                                   -----------   -----------   -----------

Cash and cash equivalents at end of year                           $       --    $       --    $      --
                                                                   ===========   ===========   ==========
                                         See accompanying notes.


1.   Summary of significant accounting policies

     Nature of business

     American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance business in 48 states. The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis.
     Immediate annuities are offered as well.

     Basis of presentation

     The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS
     Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4).

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments

     Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of deferred income taxes.

     Realized investment gain or loss is determined on an identified cost basis.

     Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

     Mortgage loans on real estate are carried at amortized cost less an allowance for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

     Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in an allowance for mortgage loan losses. The allowance for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the allowance account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses.

     The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

     The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments.

     When evidence  indicates a decline,  which is other than temporary,  in the
     underlying  value  or  earning  power  of  individual   investments,   such
     investments are written down to the fair value by a charge to income.

     Statements of cash flows

     The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

     Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                        1999            1998           1997
                                        ----            -----          ----
    Cash paid during the year for:
      Income taxes                      $22,007        $19,035       $19,456
      Interest on borrowings              2,187          5,437         1,832

     Contractholder charges

     Contractholder   charges  include  surrender  charges  and  fees  collected regarding the issue and administration of annuity contracts.

     Deferred policy acquisition costs

     The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using primarily the interest method.

     Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 1998, unlocking adjustments resulted in a net increase in amortization of $11 million. Net unlocking adjustments in 1999 and 1997 were not significant.

     Liabilities for future policy benefits

     Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

     Federal income taxes

     The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

     Included in other liabilities at December 31, 1999 and 1998 are $2,147 and $3,504, respectively, payable to IDS Life for federal income taxes.

     Separate account business

     The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

     The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

      Accounting changes

     American Institute of Certified Public Accountants (AICPA) Statement of Position (SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use" became effective January 1, 1999. The SOP requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and capitalized by AEFC. As a result, the new rule did not have a material impact on the Company's results of operations or financial condition.

     Effective January 1, 1999, the Company adopted AICPA SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company had historically carried balance in other liabilities on the balance sheet for potential guaranty fund assessment exposure. Adoption of the SOP did not have a material impact on the Company's results of operations or financial condition.

     In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. The ultimate financial effect of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

2.   Investments

     Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                                                   Gross           Gross
                                                Amortized        Unrealized       Unrealized        Fair
    Held to maturity                             Cost              Gains           Losses           Value
    ----------------                            ----------       --------         --------        ----------
    U.S. Government agency obligations          $    7,514       $     23         $    431        $    7,106
    State and municipal obligations                  3,002             44               --             3,046
    Corporate bonds and obligations                816,826          5,966           23,311           799,482
    Mortgage-backed securities                     179,007            296            4,834           174,469
                                                ----------       --------         --------        ----------
                                                $1,006,349       $  6,329         $ 28,576        $  984,103
                                                ==========       ========         ========        ==========

    Available for sale
    U.S. Government agency obligations          $    2,047   $         --         $     47        $    1,999
    State and municipal obligations                  2,250             --              190             2,060
    Corporate bonds and obligations              1,419,150          7,445           90,703         1,335,892
    Mortgage-backed securities                     988,352          1,929           25,746           964,536
                                                ------------     --------         --------        ----------
                                                $2,411,799       $  9,374         $116,686        $2,304,487
                                                ==========       ========         ========        ==========

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1998 are as follows:

                                                                   Gross           Gross
                                                 Amortized       Unrealized       Unrealized         Fair
    Held to maturity                               Cost            Gains           Losses            Value
    ----------------                            ----------       --------         --------        ----------
    U.S. Government agency obligations          $    8,652       $    423         $     --        $    9,075
    State and municipal obligations                  3,003            149               --             3,152
    Corporate bonds and obligations                877,140         48,822            6,670           919,292
    Mortgage-backed securities                     192,398          2,844               29           195,213
                                                ----------       --------         --------        ----------
                                                $1,081,193       $ 52,238         $  6,699        $1,126,732
                                                ==========       ========         ========        ==========

    Available for sale
    U.S. Government agency obligations          $    2,062       $    116         $     --        $    2,178
    Corporate bonds and obligations              1,472,814         69,990           34,103         1,508,701
    Mortgage-backed securities                   1,051,836         32,232               89         1,083,979
                                                ----------       --------         --------        ----------
                                                $2,526,712       $102,338          $34,192        $2,594,858
                                                ==========       ========          =======        ==========

     The amortized cost and fair value of investments in fixed maturities at December 31, 1999 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized            Fair
    Held to maturity                              Cost             Value

    Due in one year or less                    $    26,214        $   26,334
    Due from one to five years                     412,533           408,638
    Due from five to ten years                     331,187           320,146
    Due in more than ten years                      57,408            54,516
    Mortgage-backed securities                     179,007           174,469
                                             -------------     -------------
                                               $ 1,006,349        $  984,103
                                               ===========      ============

                                               Amortized            Fair
    Available for sale                            Cost             Value

    Due in one year or less                    $    46,937        $   47,236
    Due from one to five years                      75,233            73,525
    Due from five to ten years                   1,037,001           980,633
    Due in more than ten years                     264,276           238,557
    Mortgage-backed securities                     988,352           964,536
                                              ------------      ------------
                                                $2,411,799        $2,304,487

     During the years ended December 31, 1999, 1998 and 1997, fixed maturities classified as held to maturity were sold with amortized cost of $8,466, $31,117 and $29,561, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

     In addition, fixed maturities available for sale were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147 respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $48,492 and gross realized gains and losses of $2,835 and $4,516, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $73,366 and gross realized gains and losses of $1,081 and $1,440, respectively.

     At December 31, 1999, bonds carried at $3,277 were on deposit with various states as required by law.

     At December 31, 1999, investments in fixed maturities comprised 81 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $486 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

           Rating                                    1999             1998
    ----------------------                       -----------       -----------
    Aaa/AAA                                       $1,168,144        $1,242,301
    Aa/AA                                             42,859            45,526
    Aa/A                                              52,416            60,019
    A/A                                              422,668           422,725
    A/BBB                                            189,072           228,656
    Baa/BBB                                          995,152         1,030,874
    Baa/BB                                            64,137            79,687
    Below investment grade                           483,700           498,117
                                                ------------      ------------
                                                  $3,418,148        $3,607,905

     At December 31, 1999, approximately 94 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than one percent of the Company's total investments in fixed maturities.

     At December 31, 1999, approximately 19 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                               December 31, 1999                        December 31, 1998
                                         -------------------------------       --------------------------------
                                          On Balance         Commitments         On Balance         Commitments
    Region                                   Sheet           to Purchase           Sheet            to Purchase
    ----------------------------------   -----------         -----------        ----------          -----------
    South Atlantic                          $194,325         $        --          $198,552             $    651
    Middle Atlantic                          118,699                  --           129,284                  520
    East North Central                       126,243                  --           134,165                2,211
    Mountain                                 103,751                  --           113,581                   --
    West North Central                       125,891                 513           119,380                9,626
    New England                               43,345                 802            46,103                   --
    Pacific                                   41,396                  --            43,706                   --
    West South Central                        31,153                  --            32,086                   --
    East South Central                         7,100                  --             7,449                   --
                                         -----------        ------------       -----------         ------------
                                             791,903               1,315           824,306               13,008
    Less allowance for losses                  6,650                  --             8,500                   --
                                         -----------        ------------       -----------         ------------
                                            $785,253            $  1,315          $815,806              $13,008
                                            ========            ========          ========              =======


2.   Investments (continued)
                                               December 31, 1999                       December 31, 1998
                                          ------------------------------         ------------------------------
                                          On Balance         Commitments         On Balance         Commitments
              Property type                  Sheet            to Purchase          Sheet            to Purchase
                                          ----------      --------------        ----------         ------------
    Department/retail stores                $232,449        $     1,315           $253,380            $     781
    Apartments                               181,346                 --            186,030                2,211
    Office buildings                         202,132                 --            206,285                9,496
    Industrial buildings                      83,186                 --             82,857                  520
    Hotels/Motels                             43,839                 --             45,552                   --
    Medical buildings                         32,284                 --             33,103                   --
    Nursing/retirement homes                   6,608                 --              6,731                   --
    Mixed Use                                 10,059                 --             10,368                   --
                                          ----------      --------------        ----------         ------------
                                             791,903              1,315            824,306               13,008
    Less allowance for losses                  6,650                 --              8,500                   --
                                         -----------      --------------       -----------         ------------
                                            $785,253         $    1,315           $815,806              $13,008
                                            ========         ==========           ========              =======

     Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

     At December 31, 1999, the Company's recorded investment in impaired loans was $5,200 with an allowance of $1,250. At December 31, 1998, the Company's recorded investment in impaired loans was $1,932 with an allowance of $500. During 1999 and 1998, the average recorded investment in impaired loans was $5,399 and $2,736, respectively.

     The Company recognized $136, $251 and $nil of interest income related to impaired loans for the years ended December 31, 1999, 1998 and 1997, respectively.

     The following table presents changes in the allowance for investment losses related to all loans:

                                                     1999        1998         1997
                                                     ----        ----         ----
    Balance, January 1                               $8,500      $3,718       $2,370
    Provision (reduction) for investment losses      (1,850)      4,782        1,805
    Loan payoffs                                         --          --         (457)
                                                     ------   ---------      -------
    Balance, December 31                             $6,650      $8,500       $3,718
                                                     ======      ======       ======

     Net investment income for the years ended December 31 is summarized as follows:

                                                     1999         1998        1997
                                                     -----        -----       ----
    Interest on fixed maturities                   $265,199    $285,260     $278,736
    Interest on mortgage loans                       63,721      65,351       55,085
    Interest on cash equivalents                        534         137          704
    Other                                            (1,755)     (2,493)       1,544
                                                   ---------- ----------   ----------
                                                    327,699     348,255      336,069
    Less investment expenses                          4,953       8,036        3,801
                                                   ---------  ----------   ----------
                                                   $322,746    $340,219     $332,268
                                                   ========    ========     ========

     Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                                      1999        1998         1997
                                                      ----        ----         ----
    Fixed maturities                               $  6,534     $   863      $ 1,638
    Mortgage loans                                   (1,650)     (4,816)      (1,348)
    Other investments                                (1,819)       (835)        (799)
                                                   ---------   --------      -------
                                                   $  3,065     $(4,788)     $  (509)
                                                   =========    =======      =======

     Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                                      1999       1998         1997
                                                     -----        -----       ----
    Fixed maturities available for sale           $(175,458)    $(8,032)     $57,188

3.    Income taxes

     The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

     The income tax expense (benefit) for the years ended December 31, consists of the following:

                                                     1999         1998        1997
                                                     ----         ----        ----
    Federal income taxes:
      Current                                      $ 15,531    $ 23,227      $17,668
      Deferred                                          711      (9,591)      (2,485)
                                                   --------    --------      -------
                                                     16,242      13,636       15,183

    State income taxes-current                          433         759        1,462
                                                   --------    --------      -------
    Income tax expense                             $ 16,675    $ 14,395      $16,645
                                                   ========    ========      =======

     Increases (decreases) to the federal income tax provision applicable to pretax income based on the statutory rate, for the years ended December 31, are attributable to:

                                                       1999                      1998                     1997
                                               ------------------       ------------------       ---------------------
                                               Provision    Rate        Provision    Rate        Provision       Rate
                                               ---------    -----       ---------    -----       ---------       -----
     Federal income taxes based
       on the statutory rate                    $17,731     35.0%         $13,972    35.0%        $15,735        35.0%
     Increases (decreases) are
      attributable to:
         Tax-excluded interest                      (14)      --              (35)   (0.1)            (41)       (0.1)
         State tax, net of federal benefit          281      0.5              493     1.2             956         2.1
         Reduction of mortgage loss
           reserve                               (1,225)    (2.4)              --       --             --          --
      Other, net                                    (98)    (0.2)             (35)       --            (5)         --
                                                 ------    -----         --------    ------          ----      ------
      Total income taxes                        $16,675     32.9 %        $14,395    36.1%        $16,645        37.0%
                                                =======     =====         =======    ====         =======        ====

     Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

    Deferred income tax assets:                             1999          1998
                                                          -------       -------
    Policy reserves                                        $46,243      $51,298
    Unrealized losses on investments                        39,678           --
    Other                                                    1,070        2,214
                                                          --------     --------
         Total deferred income tax assets                   86,991       53,512
                                                          --------     --------

    Deferred income tax liabilities:
    Deferred policy acquisition costs                       49,490       52,908
    Unrealized gains on investments                             --       23,803
                                                          --------     --------
         Total deferred income tax liabilities              49,490       76,711
                                                          --------     --------
         Net deferred income tax assets (liabilities)      $37,501     ($23,199)
                                                           =======     ========

     The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4.   Stockholder's equity

     Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $58,223 and $45,716 as of December 31, 1999 and 1998, respectively. In addition, dividends in excess of $15,241 would require approval by the Insurance Department of the state of Indiana.

     Statutory net income and stockholder's equity as of December 31, are summarized as follows:

                                           1999           1998             1997
                                        ---------      ---------        -------
    Statutory net income                  $ 15,241       $ 37,902      $ 23,589
    Statutory stockholder's equity         343,094        330,588       302,264

5.   Related party transactions

     The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $8,258 and $6,651 at December 31, 1999 and 1998, respectively. The interest rate swap is an off balance sheet transaction.

     The Company has no employees. Charges by IDS Life for services and use of other joint facilities aggregated $38,931, $28,482 and $24,535 for the years ended December 31, 1999, 1998 and 1997, respectively. Certain of these costs are included in deferred policy acquisition costs.

6.   Lines of credit

     The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 1999 or 1998.

7.   Derivative financial instruments

     The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

     Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

     Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

     Credit risk related to interest rate caps and floors is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

     The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

     The Company's holdings of derivative financial instruments are as follows:

                                            Notional         Carrying            Fair         Total Credit
    December 31, 1999                        Amount            Amount            Value          Exposure
    -----------------                       --------         --------           ------        ------------
      Assets:
    Interest rate caps                     $  900,000         $  3,212         $  4,437          $  4,437
        Interest rate floors                2,000,000            8,258            2,251             2,251
     Off balance sheet assets:
        Interest rate swaps                 2,000,000               --           18,274            18,274
                                                             ---------         --------          --------
                                                               $11,470          $24,962           $24,962
                                                               =======          =======           =======


7.   Derivative financial instruments (continued)

                                            Notional         Carrying            Fair         Total Credit
    December 31, 1998                        Amount            Amount            Value           Exposure
    -----------------                       --------         --------           ------        ------------
      Assets:
        Interest rate caps                 $  900,000         $  5,452         $  1,518          $  1,518
        Interest rate floors                1,000,000            6,651           17,798            17,798
      Off balance sheet liabilities:
        Interest rate swaps                 1,000,000               --          (33,500)               --
                                                             ---------        ----------         --------
                                                               $12,103        ($ 14,184)          $19,316
                                                               =======        ===========         =======

     The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. All interest rate caps, floors and swaps will expire on various dates from 2000 to 2006.

     Interest rate caps, floors and swaps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

8.   Fair values of financial instruments

     The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                December 31,
                                                                    1999                          1998
                                                         --------------------------      --------------------------
                                                         Carrying          Fair          Carrying         Fair
    Financial Assets                                      Amount          Value           Amount          Value
    ----------------                                     ----------       ---------      ----------      ----------
    Investments:
    Fixed maturities (Note 2):
       Held to maturity                                  $1,006,349        $984,103      $1,081,193      $1,126,732
       Available for sale                                 2,304,487       2,304,487       2,594,858       2,594,858
    Mortgage loans on real estate (Note 2)                  785,253         770,095         815,806         874,064
    Derivative financial instruments (Note 7)                11,470          24,962          12,103          19,316
    Separate account assets (Note 1)                        220,994         220,994         123,185         123,185

    Financial Liabilities
    Future policy benefits for fixed annuities           $3,905,849      $3,778,945      $4,152,059      $4,000,789
    Separate account liabilities                            220,994         209,942         123,185         115,879
    Derivative financial instruments (Note 7)                    --              --              --          33,500

     At December 31, 1999 and 1998, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $15,633 and $14,793, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1999 and 1998.

     The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1999 and 1998.

9.   Commitments and contingencies

     In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits. The Company had been named as a co-defendant in one of these lawsuits. It is expected the settlement will provide $215 million of benefits to more than 2 million participants. The agreement in principle to settle also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies including a definitive agreement and court approval. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results from operations.

10. YEAR 2000 ISSUE (unaudited)

     The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the major systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

     A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of December 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of December 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on the Company's operations.

     AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. At December 31, 1999, these plans had been amended to include specific Year 2000 considerations.

     In assessing its Year 2000 initiatives and the results of actual production since January 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on the Company's business, results of operations, or financial condition as a result of the Year 2000 issue.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information.............................p.3

Calculating Annuity Payouts........................p.14

Rating Agencies....................................p.15

Principal Underwriter..............................p.16

Independent Auditors...............................p.16

Financial Statements

Please check the appropriate box to receive a copy of the Statement of Additional Information for:

[ ]  American Express Signature Variable Annuity(SM)

[ ]  American Express Variable Portfolio Funds

[ ]  AIM Variable Insurance Funds

[ ]  Alliance variable Products Series Fund

[ ]  Baron Capital Funds

[ ]  Fidelity Variable Insurance Products Funds - Service Class

[ ]  Franklin Templeton Variable Insurance Products Trust

[ ]  Goldman Sachs Variable Insurance Trust (VIT)

[ ]  Janus Aspen Series: Series Trust II

[ ]  J.P. Morgan Series Trust II

[ ]  Lazard Retirement Series, Inc.

[ ]  MFS(R) Variable Insurance Trust(SM)

[ ]  Putnam Variable Trust - Class IB shares

[ ]  Royce Capital Fund

[ ]  Third Avenue Variable Series Trust

[ ]  Third Avenue Variable Series Trust

[ ]  Wanger Advisors Trust

[ ]  Warburg Pincus Trust - Emerging Growth Portfolio


MAIL YOUR REQUEST TO:

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474

We will mail your request to:

Your name ___________________________________________________________________

Address _____________________________________________________________________

City ___________________________________State _________________Zip __________

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                  AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(SM)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                   May 1, 2000


American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI which you can obtain from your sales representative or by writing or calling us at the address or telephone number below. The prospectus is incorporated into this SAI by reference.



American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN  55474
1-800-333-3437

                                TABLE OF CONTENTS

Performance Information.............................................p. 3

Calculating Annuity Payouts.........................................p.14

Rating Agencies....................................................p. 15

Principal Underwriter..............................................p. 16

Independent Auditors...............................................p. 16

Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                  P(1+T)n = ERV

where:            P   =    a hypothetical initial payment of $1,000
                  T   =    average annual total return
                  n   =    number of years
                EVR   =    Ending  Redeemable  Value of a hypothetical  $1,000
                           payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some subaccounts, we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


Average Annual Total Return For Annuities Without Withdrawal For Periods Ending Dec. 31. 1999

                                                                  Performance Since
                                                                 Commencement of the                 Performance Since
                                                                    Subaccount**                Commencement of the Fund**
                                                                               Since                                   Since
Subaccount  Investing In:                                       1 Year     Commencement   1 Year  5 Years 10 Years  Commencement
----------  -------------                                       ------     ------------   ------  ------- --------  ------------
            AXP(SM) VARIABLE PORTFOLIO -
EVB              Blue Chip Advantage Fund (5/00;9/99)*            --%           --%         --%     --%     --%        10.81%
ESI              Bond Fund (2/95;10/81)                           0.22          6.09        0.22    6.41    6.54        9.03
ECR              Capital Resource Fund (2/95;10/81)              21.96         18.97       21.96   19.55   13.76       14.22
EMS              Cash Management Fund (2/95;10/81)                3.21          3.49        3.21    3.51    3.29        4.94
EVD              Diversified Equity Income Fund (5/00;9/99)       --            --          --      --       --         2.37
EIA              Extra Income Fund (7/99;5/96)                    --            0.36        4.28    --       --        3.87
EVF              Federal Income Fund (5/00;9/99)                  --            --          --      --       --         0.04
EVG              Growth Fund (5/00;9/99)                          --            --          --      --       --        17.72
EMG              Managed Fund (2/95;4/86)                        13.18         16.23       13.18   16.46   11.82       11.16
EGD              New Dimensions Fund(R)(10/97, 5/96)             30.10         28.33       30.10    --       --        24.50
EVS              Small Cap Advantage Fund  (5/00;9/99)            --            --          --      --       --        12.18
            AIM V.I.
ECA              Capital Appreciation Fund (8/99;5/93)            --           32.97       42.56   23.78     --        20.56
ECD              Capital Development Fund (9/99;5/98)             --           28.68       27.23    --       --         9.57
EVA              Value Fund (10/97;5/93)                         28.03         28.33       28.03   25.36     --        21.22
            ALLIANCE VP
EPP              Premier Growth Portfolio (Class B)               --           19.00        --      --       --        11.27
                 (9/99;7/99)
ETC              Technology Portfolio (Class B) (9/99,9/99)       --           47.96        --      --       --        47.96
EHG              U.S. Government/High Grade Securities            --           -0.54        --      --       --        -0.60
                    Portfolio (Class B) (9/99;6/99)
            BARON FUNDS
EAS              Baron Capital Asset Fund (9/99;10/98)            --           19.38       33.89    --       --        59.30
            FIDELITY VIP
EFG              III Growth & Income Portfolio (Service           --            6.87        6.26    --       --        19.78
                 Class) (9/99;12/96)
EFM              III Mid Cap Portfolio (Service Class)            --           27.26       46.63    --       --        50.65
                 (9/99;12/98)
EFO              Overseas Portfolio (Service Class)               --           24.71       40.35   15.62    9.79       10.78
                 (9/99;12/87)
            FRANKLIN TEMPLETON VIP TRUST
ERE              Franklin Real Estate Fund - Class 2              --           -0.50       -7.72    6.41    7.42        7.08
                 (9/99;1/89)***
EMU              Mutual Shares Securities Fund - Class 2          --            8.50       11.95    --       --         9.24
                 (9/99;11/96)***
EIS              Templeton International Smaller Companies        --            5.28       22.15    --       --         3.70
                 Fund - Class 2 (9/99;5/96) ***
            GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
JCG              Capital Growth Fund (9/99;4/98)                  --           16.96       25.30    --       --        22.68
JUS              CORE(SM) U.S. Equity Fund (9/99;2/98)****        --           12.43       22.51    --       --        18.98
JGL              Global Income Fund (9/99;1/98)                   --            0.09       -2.46    --       --         2.08
JIF              International Equity Fund (9/99;1/98)            --           20.71       29.34    --       --        24.19
EIT              Internet Tollkeeper Fund (5/00;5/00)+            --            --          --      --       --          --
            Janus Aspen Series
EJA              Aggressive Growth Portfolio: Service             --            --          --      --       --          --
                 Shares (5/00;12/99)+
EJT              Global Technology Portfolio: Service             --            --          --      --       --          --
                 Shares (5/00; 1/00)+
EJG              Growth Portfolio: Service Shares                 --            --          --      --       --          --
                 (5/00;12/99)+
EJI              International Growth Portfolio: Service          --            --          --      --       --          --
                 Shares (5/00;12/99)+

   *(Commencement date of the subaccount; Commencement date of the fund)
  **Current  applicable  charges  deducted from fund  performance  include a $30 annual contract  administrative  charge,  a 1.25% mortality and expense risk fee and a 0.15% variable account  administrative  charge.  Premium taxes are not reflected in these total returns.
***Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
   +Had not commenced operations as of Dec. 31, 1999.



Average Annual Total Return For Annuities Without Withdrawal For Periods Ending Dec. 31. 1999 (continued)

                                                                  Performance Since
                                                                 Commencement of the                 Performance Since
                                                                    Subaccount**                Commencement of the Fund**
                                                                               Since                                   Since
Subaccount  Investing In:                                       1 Year     Commencement   1 Year  5 Years 10 Years  Commencement
----------  -------------                                       ------     ------------   ------  ------- --------  ------------
            J.P. MORGAN SERIES TRUST II
EDE              J.P. Morgan U.S. Disciplined Equity              --%          8.60%      16.85%  22.73%     --%       22.71%
                 Portfolio (9/99;12/94)*
            LAZARD RETIREMENT SERIES
ERQ              Equity Portfolio (9/99;3/98)                     --           3.57        6.42     --       --         9.00
ERI              International Equity Portfolio (9/99;9/98)       --           9.38        19.67    --       --        24.42
            MFS (R)
END              New Discovery Series (9/99;4/98)                 --           51.86       70.96    --       --        38.74
ERS              Research Series (9/99;7/95)                      --           17.90       22.26    --       --        21.17
EUT              Utilities Series (9/99;1/95)                     --           21.18       28.93    --       --        24.65
            PUTNAM VARIABLE TRUST
EPG              Putnam VT Growth and Income Fund - Class        -0.01         14.33       -0.01   17.46   12.10       13.27
                 IB Shares (10/98;2/88)+
EPL              Putnam VT International Growth Fund -            --           36.35       57.89    --       --        28.28
                 Class IB Shares (9/99;1/97)+
EPN              Putnam VT International New Opportunities        --           59.44      100.08    --       --        30.85
                 Fund - Class IB Shares (9/99;1/97)+
            ROYCE CAPITAL FUND
EMC              Micro-Cap Portfolio (9/99;12/96)                 --           15.85       26.30    --       --        15.64
EPR              Premier Portfolio (9/99;12/96)                   --           9.14        6.65     --       --         9.70
            THIRD AVENUE VARIABLE SERIES TRUST
ETV              Value Portfolio (5/00;9/99)                      --            --          --      --       --         7.89
            WANGER
EIC              International Small Cap (9/99;5/95)              --           56.59      123.29    --       --        36.78
EUC              U.S. Small Cap (9/99;5/95)                       --           28.00       23.09    --       --        24.63
            WARBURG PINCUS TRUST -
EEG              Emerging Growth Portfolio (9/99;7/99)            --           33.52        --      --       --        34.33

   *(Commencement date of the subaccount; Commencement date of the fund)
  **Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in these total returns.
   +Each of the above Funds' Class IB Shares  commenced  operations on April 30,
    1998.  For  periods  prior to the  inception  dates of the  Funds'  Class IB
    Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.

Average Annual Total Return For Annuities With Withdrawal For Periods Ending Dec. 31. 1999


                                                                  Performance Since
                                                                 Commencement of the                 Performance Since
                                                                    Subaccount**                Commencement of the Fund**
                                                                               Since                                   Since
Subaccount  Investing In:                                       1 Year     Commencement   1 Year  5 Years 10 Years  Commencement
----------  -------------                                       ------     ------------   ------  ------- --------  ------------
            AXP(SM) VARIABLE PORTFOLIO -
EVB              Blue Chip Advantage Fund (5/00;9/99)*            --%           --%         --%     --%      --%        3.81%
ESI              Bond Fund (2/95;10/81)                          -6.09          5.26      -6.09    5.62     6.54        9.03
ECR              Capital Resource Fund (2/95;10/81)              14.96         18.44      14.96   19.06    13.76       14.22
EMS              Cash Management Fund (2/95;10/81)               -3.32          2.57      -3.32    2.62     3.29        4.94
EVD              Diversified Equity Income Fund (5/00;9/99)       --            --          --      --       --        -4.09
EIA              Extra Income Fund (7/99;5/96)                    --           -6.18      -2.32     --       --         2.36
EVF              Federal Income Fund (5/00;9/99)                  --            --          --      --       --        -6.27
EVG              Growth Fund (5/00;9/99)                          --            --          --      --       --        10.72
EMG              Managed Fund (2/95;4/86)                         6.18         15.65       6.18   15.91    11.82       11.16
EGD              New Dimensions Fund(R)(10/97, 5/96)             23.10         26.24      23.10     --       --        23.58
EVS              Small Cap Advantage Fund  (5/00;9/99)            --            --          --      --       --         5.18
            AIM V.I.
ECA              Capital Appreciation Fund (8/99;5/93)            --           25.97      35.56   23.35      --        20.45
ECD              Capital Development Fund (9/99;5/98)             --           21.65      20.23     --       --         5.57
EVA              Value Fund (10/97;5/93)                         21.03         26.25      21.03   24.95      --        21.12
            ALLIANCE VP
EPP              Premier Growth Portfolio (Class B)               --           12.00        --      --       --         3.77
                 (9/99;7/99)
ETC              Technology Portfolio (Class B) (9/99,9/99)       --           40.96        --      --       --        40.96
EHG              U.S. Government/High Grade Securities            --           -6.80        --      --       --        -7.31
                    Portfolio (Class B) (9/99;6/99)
            BARON FUNDS
EAS              Baron Capital Asset Fund (9/99;10/98)            --           12.38      26.89     --       --        54.26
            FIDELITY VIP
EFG              III Growth & Income Portfolio (Service           --            0.09      -0.48     --       --        18.37
                 Class) (9/99;12/96)
EFM              III Mid Cap Portfolio (Service Class)            --           20.26      39.63     --       --        43.73
                 (9/99;12/98)
EFO              Overseas Portfolio (Service Class)               --           17.71      33.35   15.06     9.79       10.78
                 (9/99;12/87)
            FRANKLIN TEMPLETON VIP TRUST
ERE              Franklin Real Estate Fund - Class 2              --           -6.76     -13.48    5.62     7.42        7.08
                 (9/99;1/89)***
EMU              Mutual Shares Securities Fund - Class 2          --            1.60       4.95     --       --         7.65
                 (9/99;11/96)***
EIS              Templeton International Smaller Companies        --           -1.39      15.15     --       --         2.19
                 Fund - Class 2 (9/99;5/96) ***
            GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
JCG              Capital Growth Fund (9/99;4/98)                  --            9.96      18.30     --       --        18.99
JUS              CORE(SM) U.S. Equity Fund (9/99;2/98)****        --            5.43      15.51     --       --        15.74
JGL              Global Income Fund (9/99;1/98)                   --           -6.21      -8.59     --       --        -1.23
JIF              International Equity Fund (9/99;1/98)            --           13.71      22.34     --       --        21.27
EIT              Internet Tollkeeper Fund (5/00;5/00)+            --            --          --      --       --          --
            Janus Aspen Series
EJA              Aggressive Growth Portfolio: Service             --            --          --      --       --          --
                 Shares (5/00;12/99)+
EJT              Global Technology Portfolio: Service             --            --          --      --       --          --
                 Shares (5/00; 1/00)+
EJG              Growth Portfolio: Service Shares                 --            --          --      --       --          --
                 (5/00;12/99)+
EJI              International Growth Portfolio: Service          --            --          --      --       --          --
                 Shares (5/00;12/99)+

   *(Commencement date of the subaccount; Commencement date of the fund)
  **Current  applicable  charges  deducted from fund  performance  include a $30 annual contract  administrative  charge,  a 1.25% mortality and expense risk fee and a 0.15% variable account  administrative  charge.  Premium taxes are not reflected in these total returns.
***Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
   +Had not commenced operations as of Dec. 31, 1999.


Average Annual Total Return For Annuities With Withdrawal For Periods Ending Dec. 31. 1999 (continued)


                                                                  Performance Since
                                                                 Commencement of the                 Performance Since
                                                                    Subaccount**                Commencement of the Fund**
                                                                               Since                                   Since
Subaccount  Investing In:                                       1 Year     Commencement   1 Year  5 Years 10 Years  Commencement
----------  -------------                                       ------     ------------   ------  ------- --------  ------------
            J.P. MORGAN SERIES TRUST II
EDE              J.P. Morgan U.S. Disciplined Equity              --%           1.70%      9.85%  22.29%     --%       22.35%
                 Portfolio (9/99;12/94)*
            LAZARD RETIREMENT SERIES
ERQ              Equity Portfolio (9/99;3/98)                     --           -2.98      -0.33     --       --         5.29
ERI              International Equity Portfolio (9/99;9/98)       --            2.42      12.67     --       --        19.50
            MFS (R)
END              New Discovery Series (9/99;4/98)                 --           44.86      63.96     --       --        35.36
ERS              Research Series (9/99;7/95)                      --           10.90      15.26     --       --        20.58
EUT              Utilities Series (9/99;1/95)                     --           14.18      21.93     --       --        24.23
            PUTNAM VARIABLE TRUST
EPG              Putnam VT Growth and Income Fund - Class        -6.31          8.83      -6.31   16.93    12.10       13.27
                 IB Shares (10/98;2/88)+
EPL              Putnam VT International Growth Fund -            --           29.35      50.89     --       --        27.05
                 Class IB Shares (9/99;1/97)+
EPN              Putnam VT International New Opportunities        --           52.44      93.08     --       --        29.67
                 Fund - Class IB Shares (9/99;1/97)+
            ROYCE CAPITAL FUND
EMC              Micro-Cap Portfolio (9/99;12/96)                 --            8.85      19.30     --       --        14.12
EPR              Premier Portfolio (9/99;12/96)                   --            2.20      -0.12     --       --         8.01
            THIRD AVENUE VARIABLE SERIES TRUST
ETV              Value Portfolio (5/00;9/99)                      --            --          --      --       --         1.04
            WANGER
EIC              International Small Cap (9/99;5/95)              --           49.59     116.29     --       --        36.44
EUC              U.S. Small Cap (9/99;5/95)                       --           21.00      16.09     --       --        24.15
            WARBURG PINCUS TRUST -
EEG              Emerging Growth Portfolio (9/99;7/99)            --           26.52        --      --       --        27.33

   *(Commencement date of the subaccount; Commencement date of the fund)
  **Current  applicable  charges  deducted from fund  performance  include a $30 annual contract  administrative  charge,  a 1.25% mortality and expense risk
    fee,  a  0.15%  variable  account   administrative   charge  and  applicable
    withdrawal charges. Premium taxes are not reflected in these total returns.
   +Each of the above Funds' Class IB Shares  commenced  operations on April 30,
    1998.  For  periods  prior to the  inception  dates of the  Funds'  Class IB
    Shares, the performance shown is based on the historical  performance of the
    Funds'  Class IA Shares  adjusted  to reflect  the  current  expenses of the
    Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return For Annuities Without Withdrawal and Selection of the Guaranteed Minimum Income Benefit
Rider (6% Accumulation Benefit Base) For Periods Ending Dec. 31. 1999

                                                                  Performance Since
                                                                 Commencement of the                 Performance Since
                                                                    Subaccount**                Commencement of the Fund**
                                                                               Since                                   Since
Subaccount  Investing In:                                       1 Year     Commencement   1 Year  5 Years 10 Years  Commencement
----------  -------------                                       ------     ------------   ------  ------- --------  ------------
            AXP(SM) VARIABLE PORTFOLIO -
EVB              Blue Chip Advantage Fund (5/00;9/99)*            --%           --%         --%     --%      --%       10.46%
ESI              Bond Fund (2/95;10/81)                          -0.13          5.74      -0.13    6.06     6.19        8.68
ECR              Capital Resource Fund (2/95;10/81)              21.61         18.62      21.61   19.20    13.41       13.87
EMS              Cash Management Fund (2/95;10/81)               2.86           3.14       2.86    3.16     2.94        4.59
EVD              Diversified Equity Income Fund (5/00;9/99)       --            --          --      --       --         2.02
EIA              Extra Income Fund (7/99;5/96)                    --            0.01       3.93     --       --         3.52
EVF              Federal Income Fund (5/00;9/99)                  --            --          --      --       --        -0.31
EVG              Growth Fund (5/00;9/99)                          --            --          --      --       --        17.37
EMG              Managed Fund (2/95;4/86)                        12.83         15.88      12.83   16.11    11.47       10.81
EGD              New Dimensions Fund(R)(10/97, 5/96)             29.75         27.98      29.75     --       --        24.15
EVS              Small Cap Advantage Fund  (5/00;9/99)            --            --          --      --       --        11.83
            AIM V.I.
ECA              Capital Appreciation Fund (8/99;5/93)            --           32.62      42.21   23.43     --         20.21
ECD              Capital Development Fund (9/99;5/98)             --           28.33      26.88     --       --         9.22
EVA              Value Fund (10/97;5/93)                         27.68         27.98      27.68   25.01     --         20.87
            ALLIANCE VP
EPP              Premier Growth Portfolio (Class B)               --           18.65        --      --       --        10.92
                 (9/99;7/99)
ETC              Technology Portfolio (Class B) (9/99,9/99)       --           47.61        --      --       --        47.61
EHG              U.S. Government/High Grade Securities            --           -0.89        --      --       --        -0.95
                    Portfolio (Class B) (9/99;6/99)
            BARON FUNDS
EAS              Baron Capital Asset Fund (9/99;10/98)            --           19.03      33.54     --       --        58.95
            FIDELITY VIP
EFG              III Growth & Income Portfolio (Service           --            6.52       5.91     --       --        19.43
                 Class) (9/99;12/96)
EFM              III Mid Cap Portfolio (Service Class)            --           26.91      46.28     --       --        50.30
                 (9/99;12/98)
EFO              Overseas Portfolio (Service Class)               --           24.36      40.00   15.27     9.44       10.43
                 (9/99;12/87)
            FRANKLIN TEMPLETON VIP TRUST
ERE              Franklin Real Estate Fund - Class 2              --           -0.85      -8.07    6.06     7.07        6.73
                 (9/99;1/89)***
EMU              Mutual Shares Securities Fund - Class 2          --            8.15      11.60     --       --         8.89
                 (9/99;11/96)***
EIS              Templeton International Smaller Companies        --            4.93      21.80     --       --         3.35
                 Fund - Class 2 (9/99;5/96) ***
            GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
JCG              Capital Growth Fund (9/99;4/98)                  --           16.61      24.95     --       --        22.33
JUS              CORE(SM) U.S. Equity Fund (9/99;2/98)****        --           12.08      22.16     --       --        18.63
JGL              Global Income Fund (9/99;1/98)                   --           -0.26      -2.81     --       --         1.73
JIF              International Equity Fund (9/99;1/98)            --           20.36      28.99     --       --        23.84
EIT              Internet Tollkeeper Fund (5/00;5/00)+            --            --          --      --       --          --
            Janus Aspen Series
EJA              Aggressive Growth Portfolio: Service             --            --          --      --       --          --
                 Shares (5/00;12/99)+
EJT              Global Technology Portfolio: Service             --            --          --      --       --          --
                 Shares (5/00; 1/00)+
EJG              Growth Portfolio: Service Shares                 --            --          --      --       --          --
                 (5/00;12/99)+
EJI              International Growth Portfolio: Service          --            --          --      --       --          --
                 Shares (5/00;12/99)+
   *(Commencement date of the subaccount; Commencement date of the fund)
  **Current  applicable  charges  deducted from fund  performance  include a $30 annual contract  administrative  charge,  a 1.25% mortality and expense risk fee and a 0.15% variable account  administrative  charge.  Premium taxes are not reflected in these total returns.
***Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
   +Had not commenced operations as of Dec. 31, 1999.



Average Annual Total Return For Annuities Without Withdrawal and Selection of the Guaranteed Minimum Income Benefit
Rider (6% Accumulation Benefit Base) For Periods Ending Dec. 31. 1999


                                                                  Performance Since
                                                                 Commencement of the                 Performance Since
                                                                    Subaccount**                Commencement of the Fund**
                                                                               Since                                   Since
Subaccount  Investing In:                                       1 Year     Commencement   1 Year  5 Years 10 Years  Commencement
----------  -------------                                       ------     ------------   ------  ------- --------  ------------
            J.P. MORGAN SERIES TRUST II
EDE              J.P. Morgan U.S. Disciplined Equity              --%           8.25%     16.50%  22.38%     --%       22.36%
                 Portfolio (9/99;12/94)*
            LAZARD RETIREMENT SERIES
ERQ              Equity Portfolio (9/99;3/98)                     --            3.22       6.07     --       --         8.65
ERI              International Equity Portfolio (9/99;9/98)       --            9.03      19.32     --       --        24.07
            MFS (R)
END              New Discovery Series (9/99;4/98)                 --           51.51      70.61     --       --        38.39
ERS              Research Series (9/99;7/95)                      --           17.55      21.91     --       --        20.82
EUT              Utilities Series (9/99;1/95)                     --           20.83      28.58     --       --        24.30
            PUTNAM VARIABLE TRUST
EPG              Putnam VT Growth and Income Fund - Class        -0.36         13.98      -0.36   17.11    11.75       12.92
                 IB Shares (10/98;2/88)+
EPL              Putnam VT International Growth Fund -            --           36.00      57.54     --       --        27.93
                 Class IB Shares (9/99;1/97)+
EPN              Putnam VT International New Opportunities        --           59.09      99.73     --       --        30.50
                 Fund - Class IB Shares (9/99;1/97)+
            ROYCE CAPITAL FUND
EMC              Micro-Cap Portfolio (9/99;12/96)                 --           15.50      25.95     --       --        15.29
EPR              Premier Portfolio (9/99;12/96)                   --           8.79        6.30     --       --         9.35
            THIRD AVENUE VARIABLE SERIES TRUST
ETV              Value Portfolio (5/00;9/99)                      --            --          --      --       --         7.54
            WANGER
EIC              International Small Cap (9/99;5/95)              --           56.24     122.94     --       --        36.43
EUC              U.S. Small Cap (9/99;5/95)                       --           27.65      22.74     --       --        24.28
            WARBURG PINCUS TRUST -
EEG              Emerging Growth Portfolio (9/99;7/99)            --           33.17        --      --       --        33.98

   *(Commencement date of the subaccount; Commencement date of the fund)
  **Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge and a 0.35% Guaranteed
    Minimum Income Benefit Rider (6% Accumulation Benefit Base) fee. Premium taxes are not reflected in these total returns.
   +Each of the above Funds' Class IB Shares  commenced  operations on April 30,
    1998.  For  periods  prior to the  inception  dates of the  Funds'  Class IB
    Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.



Average Annual Total Return For Annuities With Withdrawal and Selection of the Guaranteed Minumum Income Benefit Rider
(6% Accumulation Benefit Base) For Periods Ending Dec. 31. 1999


                                                                  Performance Since
                                                                 Commencement of the                 Performance Since
                                                                    Subaccount**                Commencement of the Fund**
                                                                               Since                                   Since
Subaccount  Investing In:                                       1 Year     Commencement   1 Year  5 Years 10 Years  Commencement
----------  -------------                                       ------     ------------   ------  ------- --------  ------------
            AXP(SM) VARIABLE PORTFOLIO -
EVB              Blue Chip Advantage Fund (5/00;9/99)*            --%           --%         --%     --%      --%        3.46%
ESI              Bond Fund (2/95;10/81)                          -6.42          4.90      -6.42    5.26     6.19        8.68
ECR              Capital Resource Fund (2/95;10/81)              14.61         18.08      14.61   18.71    13.41       13.87
EMS              Cash Management Fund (2/95;10/81)               -3.65          2.21      -3.65    2.26     2.94        4.59
EVD              Diversified Equity Income Fund (5/00;9/99)       --            --          --      --       --        -4.42
EIA              Extra Income Fund (7/99;5/96)                    --           -6.29      -2.65     --       --         2.00
EVF              Federal Income Fund (5/00;9/99)                  --            --          --      --       --        -6.60
EVG              Growth Fund (5/00;9/99)                          --            --          --      --       --        10.37
EMG              Managed Fund (2/95;4/86)                        12.83         15.88      12.83   16.11    11.47       10.81
EGD              New Dimensions Fund(R)(10/97, 5/96)             22.75         25.89      22.75     --       --        23.23
EVS              Small Cap Advantage Fund  (5/00;9/99)            --            --          --      --       --         4.83
            AIM V.I.
ECA              Capital Appreciation Fund (8/99;5/93)            --           25.62      35.21   22.99      --        20.10
ECD              Capital Development Fund (9/99;5/98)             --           21.33      19.88     --       --         5.22
EVA              Value Fund (10/97;5/93)                         20.68         25.89      20.68   24.60      --        20.77
            ALLIANCE VP
EPP              Premier Growth Portfolio (Class B)               --           11.65        --      --       --         3.92
                 (9/99;7/99)
ETC              Technology Portfolio (Class B) (9/99,9/99)       --           40.61        --      --       --        40.61
EHG              U.S. Government/High Grade Securities            --           -7.13        --      --       --        -7.19
                    Portfolio (Class B) (9/99;6/99)
            BARON FUNDS
EAS              Baron Capital Asset Fund (9/99;10/98)            --           12.03      26.54     --       --        53.91
            FIDELITY VIP
EFG              III Growth & Income Portfolio (Service           --           -0.24      -0.81     --       --        18.01
                 Class) (9/99;12/96)
EFM              III Mid Cap Portfolio (Service Class)            --           19.91      39.28     --       --        43.38
                 (9/99;12/98)
EFO              Overseas Portfolio (Service Class)               --           17.36      33.00   14.70     9.44       10.43
                 (9/99;12/87)
            FRANKLIN TEMPLETON VIP TRUST
ERE              Franklin Real Estate Fund - Class 2              --           -7.09     -13.81    5.26     7.07        6.73
                 (9/99;1/89)***
EMU              Mutual Shares Securities Fund - Class 2          --            1.28       4.60     --       --         7.29
                 (9/99;11/96)***
EIS              Templeton International Smaller Companies        --           -1.72      14.80     --       --         1.83
                 Fund - Class 2 (9/99;5/96) ***
            GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
JCG              Capital Growth Fund (9/99;4/98)                  --            9.61       17.95    --       --        18.63
JUS              CORE(SM) U.S. Equity Fund (9/99;2/98)****        --            5.08       15.16    --       --        15.39
JGL              Global Income Fund (9/99;1/98)                   --           -6.54      -8.93     --       --        -1.56
JIF              International Equity Fund (9/99;1/98)            --           13.36      21.99     --       --        20.91
EIT              Internet Tollkeeper Fund (5/00;5/00)+            --            --          --      --       --          --
            Janus Aspen Series
EJA              Aggressive Growth Portfolio: Service             --            --          --      --       --          --
                 Shares (5/00;12/99)+
EJT              Global Technology Portfolio: Service             --            --          --      --       --          --
                 Shares (5/00; 1/00)+
EJG              Growth Portfolio: Service Shares                 --            --          --      --       --          --
                 (5/00;12/99)+
EJI              International Growth Portfolio: Service          --            --          --      --       --          --
                 Shares (5/00;12/99)+
   *(Commencement date of the subaccount; Commencement date of the fund)
  **Current  applicable  charges  deducted from fund  performance  include a $30 annual contract  administrative  charge,  a 1.25% mortality and expense risk fee and a 0.15% variable account  administrative  charge.  Premium taxes are not reflected in these total returns.
***Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
   +Had not commenced operations as of Dec. 31, 1999.


Average Annual Total Return For Annuities With Withdrawal and Selection of the Guaranteed Minimum Income Benefit Rider
(6% Accumulation Benefit Base) For Periods Ending Dec. 31. 1999 (continued)


                                                                  Performance Since
                                                                 Commencement of the                 Performance Since
                                                                    Subaccount**                Commencement of the Fund**
                                                                               Since                                   Since
Subaccount  Investing In:                                       1 Year     Commencement   1 Year  5 Years 10 Years  Commencement
----------  -------------                                       ------     ------------   ------  ------- --------  ------------
            J.P. MORGAN SERIES TRUST II
EDE              J.P. Morgan U.S. Disciplined Equity              --%           1.37%      9.50%  21.94%     --%       22.00%
                 Portfolio (9/99;12/94)*
            LAZARD RETIREMENT SERIES
ERQ              Equity Portfolio (9/99;3/98)                     --           -3.31      -0.66     --       --         4.93
ERI              International Equity Portfolio (9/99;9/98)       --            2.09      12.32     --       --        19.14
            MFS (R)
END              New Discovery Series (9/99;4/98)                 --           44.51      63.61     --       --        35.01
ERS              Research Series (9/99;7/95)                      --           10.55      14.91     --       --        20.22
EUT              Utilities Series (9/99;1/95)                     --           13.83      21.58     --       --        23.87
            PUTNAM VARIABLE TRUST
EPG              Putnam VT Growth and Income Fund - Class        -6.64          8.47      -6.64   16.57    11.75       12.92
                 IB Shares (10/98;2/88)+
EPL              Putnam VT International Growth Fund -            --           29.00      50.54     --       --        26.69
                 Class IB Shares (9/99;1/97)+
EPN              Putnam VT International New Opportunities        --           52.09      92.73     --       --        29.31
                 Fund - Class IB Shares (9/99;1/97)+
            ROYCE CAPITAL FUND
EMC              Micro-Cap Portfolio (9/99;12/96)                 --            8.50      18.95     --       --        13.76
EPR              Premier Portfolio (9/99;12/96)                   --            1.87      -0.44     --       --         7.65
            THIRD AVENUE VARIABLE SERIES TRUST
ETV              Value Portfolio (5/00;9/99)                      --            --          --      --       --         0.71
            WANGER
EIC              International Small Cap (9/99;5/95)              --           49.24     115.94     --       --        36.08
EUC              U.S. Small Cap (9/99;5/95)                       --           20.65      15.74     --       --        23.79
            WARBURG PINCUS TRUST -
EEG              Emerging Growth Portfolio (9/99;7/99)            --           26.17        --      --       --        26.98

   *(Commencement date of the subaccount; Commencement date of the fund)
  **Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.35% Guaranteed
    Minimum Income Benefit Rider (6% Accumulation Benefit Base) fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
   +Each of the above Funds' Class IB Shares  commenced  operations on April 30,
    1998.  For  periods  prior to the  inception  dates of the  Funds'  Class IB
    Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Cumulative Total Return

Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return using the following formula:

                                               ERV - P
                                                  P

where:        P = a hypothetical initial payment of $1,000
            ERV = Ending  Redeemable  Value of a  hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one-, five- and ten- year periods (or, if less, up to the life of the subaccount).

We may also show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the annual contract administrative charge, the variable account administrative charge, the Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) fee, the 8% Performance Credit Rider fee and the mortality and expense risk fee.

Calculation of Yield for Subaccounts Investing in Money Market Funds

Annualized Simple Yield

For the subaccounts investing in money market funds, we base quotations of simple yield on:
         (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period:
         (b) less, a pro rata share of the subaccount expenses accrued over the period;
         (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
         (d)      multiplying the base period return by 365/7.

The subaccount's value includes:

o    any declared dividends;

o    the value of any shares  purchased  with  dividends paid during the period;
     and

o    any dividends declared for such shares.

It does not include:

o    the effect of any applicable withdrawal charge; or

o    any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] - 1

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 1999

Subaccount  Investing In                        Simple Yield     Compound Yield
EMS          AXP(SM) Variable Portfolio -       4.52%              4.62%
               Cash Management Fund

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period according to the following formula:

                                YIELD = 2[a-b + 1)6 - 1]
                                              cd

         where:            a = dividends and investment income earned during
                               the period

                           b = expenses accrued for the period (net of
                               reimbursements)

                           c = the average daily number of  accumulation  units
                               outstanding during the period that were entitled to receive dividends

                           d = the maximum offering price per accumulation  unit
                               on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on 30-Day Period Ended Dec. 31, 1999

Subaccount        Investing In                                        Yield
ESI               AXPSM Variable Portfolio - Bond Fund               7.52%
EIA               AXPSM Variable Portfolio - Extra Income Fund       15.35

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare:

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News & World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o    determine the dollar value of your contract on the valuation date; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by

o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later value we multiply the last annuity value by the product of:

o    the net investment factor; and

o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor

We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per-share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The One-Year Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your one-year fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the annuities.

             Rating agency                                     Rating

               A.M. Best                                   A+ (Superior)

             Duff & Phelps                                      AAA

                Moody's                                   Aa2 (Excellent)

A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. American Enterprise Life has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in American Enterprise Life's General Account and reflects American Enterprise Life's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with American Enterprise Life's variable products.

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is American Express Financial Advisors Inc. (AEFA) which offers the contract on a continuous basis.

Withdrawal charges received by AEFA for 1999 total $479,554. Commissions we paid for 1999 total $5,924,368.

The contract is new as of 1999 and therefore, we do not have three years of history for withdrawal charges received or commissions paid.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

American Enterprise Variable Annuity Account -- American Express Signature Variable Annuity

Annual Financial Information

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account (comprised of subaccounts ESI, ECR, EMS, EIA, EMG, EGD, ECA, ECD, EVA, EPP, ETC, EHG, EAS, EFG, EFM, EFO, ERE, EMU, EIS, JCG, JUS, JGL, JIF, EDE, ERQ, ERI, END, ERS, EUT, EPG, EPL, EPN, EMC, EPR, EIC, EUC and EEG) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account (as described above) at December 31, 1999, and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
Minneapolis, Minnesota
March 17, 2000

American  Enterprise  Variable  Annuity  Account -- American  Express  Signature
Variable Annuity(SM)

Statements of Net Assets
December 31, 1999

                                                                         Segregated Asset Subaccounts
Assets                                               ESI            ECR            EMS             EIA            EMG
Investments in shares of mutual funds and
portfolios:
  at cost                                       $ 11,651,363   $ 10,984,992     $ 1,110,118        $ 6,759    $ 11,427,222
                                                ------------   ------------     -----------        -------    ------------
  at market value                               $ 10,828,713   $ 13,632,953     $ 1,110,117        $ 6,752    $ 12,406,820
Dividends receivable                                  66,241             --           5,329          1,078              --
Accounts receivable from American Enterprise
Life for contracct purchase payments                      --         27,305              --             --              --
Receivable from mutual funds and portfolios
for share redemptions                                     --             --              --             --              --
                                                        ----          -----           -----            ---           -----
Total assets                                      10,894,954     13,660,258       1,115,446          7,830      12,406,820
                                                  ==========     ==========       =========          =====      ==========

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                      11,459         14,364           1,274             93          13,107
  Issue and adminstrative fee                          1,375          1,724             153             11           1,573
  Contract terminations                               61,819             --              --             --           1,945
Payable to mutual funds and portfolios for
investments purchased                                     --             --              --             --              --
                                                       -----           ----             ---             --           -----
Total liabilities                                     74,653         16,088           1,427            104          16,625
                                                      ------         ------           -----            ---          ------
Net assets applicable to contracts in
accumulation period                               10,817,495     13,637,782       1,114,004          7,726      12,385,565
Net assets applicable to contracts in payment
period                                                 2,806          6,388              15             --           4,630
                                                       -----          -----              --          -----           -----
Total net assets                                $ 10,820,301   $ 13,644,170     $ 1,114,019        $ 7,726    $ 12,390,195
                                                ------------   ------------     -----------        -------    ------------
Accumulation units outstanding                     8,126,599      5,864,252         941,161          7,716       5,985,403
                                                   =========      =========         =======          =====       =========
Net asset value per accumulation unit                 $ 1.33         $ 2.33          $ 1.18         $ 1.00          $ 2.07
                                                      ======         ======          ======         ======          ======



Assets                                               EGD             ECA             ECD           EVA              EPP
Investments in shares of mutual funds and portfolios:
  at cost                                        $ 2,802,524       $ 71,183         $ 1,591    $ 8,003,320        $ 61,509
                                                 -----------       --------         -------    -----------        --------
  at market value                                $ 3,689,151       $ 80,940         $ 1,855    $ 9,698,008        $ 65,331
Dividends receivable                                      --             --              --             --              --
Accounts receivable from American Enterprise
Life for contract purchase payments                       --             --              --             --              --
Receivable from mutual funds and portfolios
for share redemptions                                     --             70               1         27,675              43
                                                       -----             --               -         ------              --
Total assets                                       3,689,151         81,010           1,856      9,725,683          65,374
                                                   =========         ======           =====      =========          ======

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                       3,694             63               1         10,001              38
  Issue and adminstrative fee                            443              7              --          1,200               5
  Contract terminations                                  401             --              --         16,474              --
Payable to mutual funds and portfolios for
investments purchased                                     --             --              --             --              --
                                                         ---             --              --           ----              --
Total liabilities                                      4,538             70               1         27,675              43
                                                       -----             --               -         ------              --
Net assets applicable to contracts in
accumulation period                                3,684,613         80,940           1,855      9,698,008          65,331
Net assets applicable to contracts in payment
period                                                    --             --              --             --              --
                                                      ------           ----             ---         ------            ----
Total net assets                                 $ 3,684,613       $ 80,940         $ 1,855    $ 9,698,008        $ 65,331
                                                 -----------       --------         -------    -----------        --------
Accumulation units outstanding                     2,140,748         56,612           1,469      5,637,595          55,616
                                                   =========         ======           =====      =========          ======
Net asset value per accumulation unit                 $ 1.72         $ 1.43          $ 1.26         $ 1.72          $ 1.17
                                                      ======         ======          ======         ======          ======



Assets                                                ETC             EHG            EAS             EFG            EFM
Investments in shares of mutual funds and portfolios:
  at cost                                          $ 129,401        $ 7,310        $ 33,298       $ 72,435        $ 48,285
                                                   ---------        -------        --------       --------        --------
  at market value                                  $ 147,050        $ 7,271        $ 36,704       $ 75,207        $ 54,974
Dividends receivable                                      --             --              --             --              --
Accounts receivable from American Enterprise
Life for contract purchase payments                        1             --              --             --              60
Receivable from mutual funds and portfolios
for share redemptions                                    125              9              29             72              47
                                                         ---              -              --             --              --
Total assets                                         147,176          7,280          36,733         75,279          55,081
                                                     =======          =====          ======         ======          ======

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                         112              8              26             64              42
  Issue and adminstrative fee                             13              1               3              8               5
  Contract terminations                                   --             --              --             --              --
Payable to mutual funds and portfolios for
investments purchased                                      1             --              --             --              60
                                                           -             --              --             --              --
Total liabilities                                        126              9              29             72             107
                                                         ---              -              --             --             ---
Net assets applicable to contracts in
accumulation period                                  147,050          7,271          36,704         75,207          54,974
Net assets applicable to contracts in payment
period                                                    --             --              --             --              --
                                                       -----           ----            ----           ----            ----
Total net assets                                   $ 147,050        $ 7,271        $ 36,704       $ 75,207        $ 54,974
                                                   =========        =======        ========       ========        ========
Accumulation units outstanding                       105,175          7,282          30,841         71,445          44,234
                                                     =======          =====          ======         ======          ======
Net asset value per accumulation unit                 $ 1.40         $ 1.00          $ 1.19         $ 1.05          $ 1.24
                                                      ======         ======          ======         ======          ======



Assets                                                 EFO             ERE            EMU             EIS            JCG
Investments in shares of mutual funds and portfolios:
  at cost                                           $ 34,348          $ 867        $ 31,535          $ 867       $ 246,690
                                                    --------          -----        --------          -----       ---------
  at market value                                   $ 40,260          $ 859        $ 32,322          $ 910       $ 261,211
Dividends receivable                                      --             --              --             --              --
Accounts receivable from American Enterprise
Life for contract purchase payments                       --             --              52             --              --
Receivable from mutual funds and portfolios
for share redemptions                                    133              1              18              1             248
                                                         ---              -              --              -             ---
Total assets                                          40,393            860          32,392            911         261,459
                                                      ======            ===          ======            ===         =======

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                         119              1              16              1             221
  Issue and adminstrative fee                             14             --               2             --              27
  Contract terminations                                   --             --              --             --              --
Payable to mutual funds and portfolios for
investments purchased                                     --             --              52             --              --
                                                        ----            ---             ---            ---             ---
Total liabilities                                        133              1              70              1             248
                                                         ---              -              --              -             ---
Net assets applicable to contracts in
accumulation period                                   40,260            859          32,322            910         261,211
Net assets applicable to contracts in payment
period                                                    --             --              --             --              --
                                                      ------           ----            ----           ----          ------
Total net assets                                    $ 40,260          $ 859        $ 32,322          $ 910       $ 261,211
                                                    ========          =====        ========          =====       =========
Accumulation units outstanding                        32,631            889          30,888            890         226,060
                                                      ======            ===          ======            ===         =======
Net asset value per accumulation unit                 $ 1.23         $ 0.97          $ 1.05         $ 1.02          $ 1.16
                                                      ======         ======          ======         ======          ======



Assets                                                JUS            JGL             JIF             EDE            ERQ
Investments in shares of mutual funds and portfolios:
  at cost                                          $ 515,769       $ 34,464        $ 36,698       $ 54,747         $ 1,196
                                                   ---------       --------        --------       --------         -------
  at market value                                  $ 539,763       $ 33,287        $ 38,640       $ 54,066         $ 1,203
Dividends receivable                                      --             --              --             --              --
Accounts receivable from American Enterprise
Life for contract purchase payments                       --             --              --             --              --
Receivable from mutual funds and portfolios
for share redemptions                                    429             38              39             45               1
                                                         ---             --              --             --               -
Total assets                                         540,192         33,325          38,679         54,111           1,204
                                                     =======         ======          ======         ======           =====

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                         383             34              35             40               1
  Issue and adminstrative fee                             46              4               4              5              --
  Contract terminations                                   --             --              --             --              --
Payable to mutual funds and portfolios for
investments purchased                                     --             --              --             --              --
                                                         ---            ---             ---            ---              --
Total liabilities                                        429             38              39             45               1
                                                         ---             --              --             --               -
Net assets applicable to contracts in
accumulation period                                  539,763         33,287          38,640         54,066           1,203
Net assets applicable to contracts in payment
period                                                    --             --              --             --              --
                                                       -----           ----           -----           ----            ----
Total net assets                                   $ 539,763       $ 33,287        $ 38,640       $ 54,066         $ 1,203
                                                   =========       ========        ========       ========         =======
Accumulation units outstanding                       480,470         34,328          30,495         50,706           1,190
                                                     =======         ======          ======         ======           =====
Net asset value per accumulation unit                 $ 1.12         $ 0.97          $ 1.27         $ 1.07          $ 1.01
                                                      ======         ======          ======         ======          ======



Assets                                                 ERI            END            ERS             EUT            EPG
Investments in shares of mutual funds and portfolios:
  at cost                                            $ 1,169       $ 77,260       $ 263,600       $ 34,419     $ 5,335,763
                                                     -------       --------       ---------       --------     -----------
  at market value                                    $ 1,270       $ 93,788       $ 281,042       $ 36,290     $ 5,082,976
Dividends receivable                                      --             --              --             --              --
Accounts receivable from American Enterprise
Life for contract purchase payments                       --             --              --             --          21,459
Receivable from mutual funds and portfolios
for share redemptions                                      2             79             143             25           5,781
                                                           -             --             ---             --           -----
Total assets                                           1,272         93,867         281,185         36,315       5,110,216
                                                       =====         ======         =======         ======       =========

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                           2             70             128             22           5,162
  Issue and adminstrative fee                             --              9              15              3             619
  Contract terminations                                   --             --              --             --              --
Payable to mutual funds and portfolios for
investments purchased                                     --             --              --             --          21,459
                                                         ---            ---            ----            ---          ------
Total liabilities                                          2             79             143             25          27,240
                                                           -             --             ---             --          ------
Net assets applicable to contracts in
accumulation period                                    1,270         93,788         281,042         36,290       5,082,976
Net assets applicable to contracts in payment
period                                                    --             --              --             --              --
                                                        ----           ----            ----           ----            ----
Total net assets                                     $ 1,270       $ 93,788       $ 281,042       $ 36,290     $ 5,082,976
                                                     =======       ========       =========       ========     ===========
Accumulation units outstanding                         1,184         63,944         241,943         30,180       4,302,357
                                                       =====         ======         =======         ======       =========
Net asset value per accumulation unit                 $ 1.07         $ 1.47          $ 1.16         $ 1.20          $ 1.18
                                                      ======         ======          ======         ======          ======



Assets                                                EPL            EPN              EMC             EPR            EIC
Investments in shares of mutual funds and portfolios:
  at cost                                          $ 421,932       $ 43,126        $ 42,113        $ 1,300        $ 35,030
                                                   ---------       --------        --------        -------        --------
  at market value                                  $ 461,834       $ 53,689        $ 42,610        $ 1,267        $ 41,956
Dividends receivable                                      --             --              --             --              --
Accounts receivable from American Enterprise
Life for contract purchase payments                        3             --              --             --              --
Receivable from mutual funds and portfolios
for share redemptions                                    322             78              37              1              35
                                                         ---             --              --              -              --
Total assets                                         462,159         53,767          42,647          1,268          41,991
                                                     =======         ======          ======          =====          ======

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                         288             50              33              1              31
  Issue and adminstrative fee                             34              6               4             --               4
  Contract terminations                                   --             22              --             --              --
Payable to mutual funds and portfolios for
investments purchased                                      3             --              --             --              --
                                                           -            ---            ----            ---             ---
Total liabilities                                        325             78              37              1              35
                                                         ---             --              --              -              --
Net assets applicable to contracts in
accumulation period                                  461,834         53,689          42,610          1,267          41,956
Net assets applicable to contracts in payment
period                                                    --             --              --             --              --
                                                       -----           ----            ----            ---            ----
Total net assets                                   $ 461,834       $ 53,689        $ 42,610        $ 1,267        $ 41,956
                                                   =========       ========        ========        =======        ========
Accumulation units outstanding                       346,626         35,084          37,088          1,208          27,774
                                                     =======         ======          ======          =====          ======
Net asset value per accumulation unit                 $ 1.33         $ 1.53          $ 1.15         $ 1.05          $ 1.51
                                                      ======         ======          ======         ======          ======



                                                                                 Combined
                                                                                 Variable
Assets                                                  EUC           EEG        Account
Investments in shares of mutual funds and portfolios:
  at cost                                           $ 20,937        $ 6,882   $ 53,652,022
                                                    --------        -------   ------------
  at market value                                   $ 22,183        $ 7,393   $ 58,970,665
Dividends receivable                                      --             --         72,648
Accounts receivable from American Enterprise
Life for contract purchase payments                       --             --         48,880
Receivable from mutual funds and portfolios
for share redemptions                                     16              4         35,547
                                                          --              -         ------
Total assets                                          22,199          7,397     59,127,740
                                                      ======          =====     ==========

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                          14              4         61,002
  Issue and adminstrative fee                              2             --          7,319
  Contract terminations                                   --             --         80,661
Payable to mutual funds and portfolios for
investments purchased                                     --             --         21,575
                                                         ---            ---         ------
Total liabilities                                         16              4        170,557
                                                          --              -        -------
Net assets applicable to contracts in accumulation
period                                                22,183          7,393     58,943,344
Net assets applicable to contracts in payment
period                                                    --             --         13,839
                                                         ---            ---         ------
Total net assets                                    $ 22,183        $ 7,393   $ 58,957,183
                                                    ========        =======   ============
Accumulation units outstanding                        19,249          5,626
                                                      ======          =====
Net asset value per accumulation unit                 $ 1.15         $ 1.31
                                                      ======         ======


See accompanying notes to financial statements.

American  Enterprise  Variable  Annuity  Account -- American  Express  Signature
Variable Annuity(SM)

Statements of Operations
Period ended December 31, 1999

                                                                         Segregated Asset Subaccounts
Investment income                                      ESI            ECR             EMS             EIA1           EMG
Dividend income from mutual funds and portfolios   $ 639,680     $ 1,220,605       $ 49,468         $ 1,149       $ 773,979
                                                   ---------     -----------       --------         -------       ---------
Expenses:
Mortality and expense risk fee                       116,344         140,485         13,300             103         128,811
Administrative charge                                 13,961          16,857          1,596              12          15,458
                                                      ------          ------          -----              --          ------
Total expenses                                       130,305         157,342         14,896             115         144,269
                                                     -------         -------         ------             ---         -------
Investment income (loss) - net                       509,375       1,063,263         34,572           1,034         629,710
                                                     =======       =========         ======           =====         =======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on
sales of investments in mutual funds and portfolios:
  Proceeds from sales                                519,183         775,040      3,469,740         351,891         674,233
  Cost of investments sold                           557,599         641,397      3,469,746         352,546         642,429
                                                     -------         -------      ---------         -------         -------
Net realized gain (loss) on investments              (38,416)        133,643             (6)           (655)         31,804
Net change in unrealized appreciation or
depreciation of investments                         (431,444)      1,170,550             (4)             (7)        705,266
                                                    --------       ---------             --              --         -------
Net gain (loss) on investments                      (469,860)      1,304,193            (10)           (662)        737,070
                                                    --------       ---------            ---            ----         -------
Net increase (decrease) in net assets resulting
from operations                                      $39,515     $ 2,367,456       $ 34,562           $ 372     $ 1,366,780
                                                     =======     ===========       ========           =====     ===========

1For the period Aug. 26, 1999 (commencement of operations) to Dec. 31, 1999.



Investment income                                      EGD             ECA1            ECD2           EVA             EPP2
Dividend income from mutual funds and portfolios    $ 32,955         $ 1,195            $--       $ 154,339             $--
                                                    --------         -------            -         ---------             -
Expenses:
Mortality and expense risk fee                        29,409             105              3          67,218              54
Administrative charge                                  3,529              12             --           8,066               7
                                                       -----              --                          -----               -
Total expenses                                        32,938             117              3          75,284              61
                                                      ------             ---              -          ------              --
Investment income (loss) - net                            17           1,078             (3)         79,055             (61)
                                                          ==           =====             ==          ======             ===

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on
sales of investments in mutual funds and portfolios:
  Proceeds from sales                                141,571             175              3         136,790           3,526
  Cost of investments sold                           116,987             157              3         119,888           3,388
                                                     -------             ---              -         -------           -----
Net realized gain (loss) on investments               24,584              18             --          16,902             138
Net change in unrealized appreciation or
depreciation of investments                          694,325           9,757            264       1,432,915           3,822
                                                     -------           -----            ---       ---------           -----
Net gain (loss) on investments                       718,909           9,775            264       1,449,817           3,960
                                                     -------           -----            ---       ---------           -----
Net increase (decrease) in net assets resulting
from operations                                    $ 718,926        $ 10,853          $ 261     $ 1,528,872         $ 3,899
                                                   =========        ========          =====     ===========         =======

1For the period Aug. 26, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 22, 1999 (commencement of operations) to Dec. 31, 1999.



Investment income                                       ETC1            EHG1            EAS1           EFG1            EFM1
Dividend income from mutual funds and portfolios         $--             $--            $--             $--           $ 341
                                                        ----           -----            ---             ---            ----
Expenses:
Mortality and expense risk fee                           136              15             32             118              62
Administrative charge                                     16               2              4              14               8
                                                          --               -              -              --               -
Total expenses                                           152              17             36             132              70
                                                         ---              --             --             ---              --
Investment income (loss) - net                          (152)            (17)           (36)           (132)            271
                                                        ====             ===            ===            ====             ===

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on
sales of investments in mutual funds and portfolios:
  Proceeds from sales                                  7,260              17             36           3,535           7,011
  Cost of investments sold                             7,201              17             33           3,409           6,911
                                                       -----              --             --           -----           -----
Net realized gain (loss) on investments                   59              --              3             126             100
Net change in unrealized appreciation or
depreciation of investments                           17,649             (39)         3,406           2,772           6,689
                                                      ------             ---          -----           -----           -----
Net gain (loss) on investments                        17,708             (39)         3,409           2,898           6,789
                                                      ------             ---          -----           -----           -----
Net increase (decrease) in net assets resulting
from operations                                     $ 17,556           $ (56)       $ 3,373         $ 2,766         $ 7,060
                                                    ========           =====        =======         =======         =======

1For the period Sept. 22,1999 (commencement of operations) to Dec. 31, 1999.



Investment income                                        EFO1           ERE1            EMU1           EIS1            JCG1
Dividend income from mutual funds and portfolios         $--             $--            $--             $--         $ 5,181
                                                        ----            ----           -----            ---           -----
Expenses:
Mortality and expense risk fee                           352               3             18               3             341
Administrative charge                                     42              --              2              --              41
                                                          --             ---              -             ---              --
Total expenses                                           394               3             20               3             382
                                                         ---               -             --               -             ---
Investment income (loss) - net                          (394)             (3)           (20)             (3)          4,799
                                                        ====              ==            ===              ==           =====

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on
sales of investments in mutual funds and portfolios:
  Proceeds from sales                                170,378               3             28               3             249
  Cost of investments sold                           152,684               3             28               3             235
                                                     -------               -             --               -             ---
Net realized gain (loss) on investments               17,694              --             --              --              14
Net change in unrealized appreciation or
depreciation of investments                            5,912              (8)           787              43          14,521
                                                       -----              --            ---              --          ------
Net gain (loss) on investments                        23,606              (8)           787              43          14,535
                                                      ------              --            ---              --          ------
Net increase (decrease) in net assets resulting
from operations                                     $ 23,212           $ (11)         $ 767            $ 40        $ 19,334
                                                    ========           =====          =====            ====        ========

1For the period Sept. 22,1999 (commencement of operations) to Dec. 31, 1999.



Investment income                                       JUS1           JGL1            JIF1           EDE1            ERQ1
Dividend income from mutual funds and portfolios     $ 4,261         $ 1,258        $ 2,396         $ 2,464            $ 40
                                                     -------         -------        -------         -------            ----
Expenses:
Mortality and expense risk fee                           514              60             58              56               4
Administrative charge                                     62               7              7               7              --
                                                          --               -              -               -              --
Total expenses                                           576              67             65              63               4
                                                         ---              --             --              --               -
Investment income (loss) - net                         3,685           1,191          2,331           2,401              36
                                                       =====           =====          =====           =====              ==

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on
sales of investments in mutual funds and portfolios:
  Proceeds from sales                                 36,031          65,197            101           3,431               4
  Cost of investments sold                            34,985          65,023             95           3,336               4
                                                      ------          ------             --           -----               -
Net realized gain (loss) on investments                1,046             174              6              95              --
Net change in unrealized appreciation or
depreciation of investments                           23,994          (1,177)         1,942            (681)              7
                                                      ------          ------          -----            ----               -
Net gain (loss) on investments                        25,040          (1,003)         1,948            (586)              7
                                                      ------          ------          -----            ----               -
Net increase (decrease) in net assets resulting
from operations                                     $ 28,725           $ 188        $ 4,279         $ 1,815            $ 43
                                                    ========           =====        =======         =======            ====

1For the period Sept. 22,1999 (commencement of operations) to Dec. 31, 1999.



Investment income                                       ERI1           END1            ERS1           EUT1             EPG
Dividend income from mutual funds and portfolios        $ 13         $ 1,640            $--             $--       $ 116,237
Expenses:
Mortality and expense risk fee                             4             114            140              28          33,684
Administrative charge                                     --              14             17               3           4,042
                                                          --              --             --               -           -----
Total expenses                                             4             128            157              31          37,726
                                                           -             ---            ---              --          ------
Investment income (loss) - net                             9           1,512           (157)            (31)         78,511
                                                           =           =====           ====             ===          ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on
sales of investments in mutual funds and portfolios:
  Proceeds from sales                                      4             128          3,520              31         194,641
  Cost of investments sold                                 4             107          3,409              30         200,699
                                                           -             ---          -----              --         -------
Net realized gain (loss) on investments                   --              21            111               1          (6,058)
Net change in unrealized appreciation or
depreciation of investments                              101          16,528         17,442           1,871        (265,626)
                                                         ---          ------         ------           -----        --------
Net gain (loss) on investments                           101          16,549         17,553           1,872        (271,684)
                                                         ---          ------         ------           -----        --------
Net increase (decrease) in net assets resulting
from operations                                        $ 110        $ 18,061       $ 17,396         $ 1,841      $ (193,173)
                                                       =====        ========       ========         =======      ==========

1For the period Sept. 22,1999 (commencement of operations) to Dec. 31, 1999.



Investment income                                       EPL1            EPN1           EMC1           EPR1            EIC1
Dividend income from mutual funds and portfolios         $--             $--        $ 2,694           $ 144             $--
                                                         ---              --        -------           -----             ---
Expenses:
Mortality and expense risk fee                           563              63             41               4              37
Administrative charge                                     68               8              5              --               4
                                                          --               -              -                               -
Total expenses                                           631              71             46               4              41
                                                         ---              --             --               -              --
Investment income (loss) - net                          (631)            (71)         2,648             140             (41)
                                                        ====             ===          =====             ===             ===

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on
sales of investments in mutual funds and portfolios:
  Proceeds from sales                                183,965           1,934             46               4              41
  Cost of investments sold                           155,333           1,853             46               4              35
                                                     -------           -----             --               -              --
Net realized gain (loss) on investments               28,632              81             --              --               6
Net change in unrealized appreciation or
depreciation of investments                           39,902          10,563            497             (33)          6,926
                                                      ------          ------            ---             ---           -----
Net gain (loss) on investments                        68,534          10,644            497             (33)          6,932
                                                      ------          ------            ---             ---           -----
Net increase (decrease) in net assets resulting
from operations                                     $ 67,903        $ 10,573        $ 3,145           $ 107         $ 6,891
                                                    ========        ========        =======           =====         =======

1For the period Sept. 22,1999 (commencement of operations) to Dec. 31, 1999.



                                                                                    Combined
                                                                                    Variable
Investment income                                        EUC1           EEG1         Account
Dividend income from mutual funds and portfolios         $--            $ 13      $ 3,010,052
                                                         ---            ----      -----------
Expenses:
Mortality and expense risk fee                            17               6          532,305
Administrative charge                                      2               1           63,874
                                                           -               -           ------
Total expenses                                            19               7          596,179
                                                          --               -          -------
Investment income (loss) - net                           (19)              6        2,413,873
                                                         ===               =        =========

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on
sales of investments in mutual funds and portfolios:
  Proceeds from sales                                     19               7        6,749,776
  Cost of investments sold                                18               7        6,539,652
                                                          --               -        ---------
Net realized gain (loss) on investments                    1              --          210,124
Net change in unrealized appreciation or
depreciation of investments                            1,246             511        3,491,189
                                                       -----             ---        ---------
Net gain (loss) on investments                         1,247             511        3,701,313
                                                       -----             ---        ---------
Net increase (decrease) in net assets resulting
from operations                                      $ 1,228           $ 517      $ 6,115,186
                                                     =======           =====      ===========

1For the period Sept. 22,1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.

American  Enterprise  Variable  Annuity  Account -- American  Express  Signature
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 1999

                          Segregated Asset Subaccounts
Operations                                         ESI           ECR            EMS             EIA1          EMG
Investment income (loss) - net                 $ 509,375    $ 1,063,263       $ 34,572        $ 1,034      $ 629,710
Net realized gain (loss) on investments          (38,416)       133,643             (6)          (655)        31,804
Net change in unrealized appreciation or
depreciation of investments                     (431,444)     1,170,550             (4)            (7)       705,266
                                                --------      ---------             --             --        -------
Net increase (decrease) in net assets resulting
from operations                                   39,515      2,367,456         34,562            372      1,366,780
                                                  ======      =========         ======            ===      =========

Contract transactions
Contract purchase payments                     2,364,485      1,613,826        327,820          5,191      1,698,764
Net transfers2                                 1,661,343        889,541        920,070          2,163      1,651,501
Annuity payments                                    (143)          (473)            --             --           (257)
Contract terminations:
  Surrender benefits and contract charges       (643,436)      (978,721)    (1,027,233)            --       (777,693)
  Death benefits                                (155,072)       (92,582)            --             --       (113,085)
                                                --------        -------         ------           ----       --------
Increase (decrease) from contract transactions 3,227,177      1,431,591        220,657          7,354      2,459,230
                                               ---------      ---------        -------          -----      ---------
Net assets at beginning of year                7,553,609      9,845,123        858,800             --      8,564,185
                                               ---------      ---------        -------                     ---------
Net assets at end of year                   $ 10,820,301   $ 13,644,170    $ 1,114,019        $ 7,726   $ 12,390,195
                                            ============   ============    ===========        =======   ============

Accumulation unit activity
Units outstanding at beginning of year         5,688,915      5,163,185        749,301             --      4,684,466
Contract purchase payments                     1,802,413        806,674        279,813          5,303        906,505
Net transfers2                                 1,255,338        436,406        788,973          2,413        874,349
Contract terminations:
  Surrender benefits and contract charges       (503,166)      (490,112)      (876,926)            --       (420,370)
  Death benefits                                (116,901)       (51,901)            --             --        (59,547)
                                                --------        -------                                      -------
Units outstanding at end of year               8,126,599      5,864,252        941,161          7,716      5,985,403
                                               =========      =========        =======          =====      =========

1For the period Aug. 26, 1999  (commencement  of  operations)  to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.



Operations                                          EGD           ECA1            ECD2          EVA             EPP2
Investment income (loss) - net                      $ 17        $ 1,078           $ (3)      $ 79,055          $ (61)
Net realized gain (loss) on investments           24,584             18             --         16,902            138
Net change in unrealized appreciation or
depreciation of investments                      694,325          9,757            264      1,432,915          3,822
                                                 -------          -----            ---      ---------          -----
Net increase (decrease) in net assets resulting
from operations                                  718,926         10,853            261      1,528,872          3,899
                                                 =======         ======            ===      =========          =====

Contract transactions
Contract purchase payments                     1,253,933         63,183            870      3,650,384         32,039
Net transfers3                                   409,913          6,962            724      2,416,621         29,393
Annuity payments                                      --             --             --             --             --
Contract terminations:
  Surrender benefits and contract charges       (132,862)           (58)            --       (259,654)            --
  Death benefits                                 (30,780)            --             --        (27,190)            --
                                                 -------                                      -------
Increase (decrease) from contract transactions 1,500,204         70,087          1,594      5,780,161         61,432
                                               ---------         ------          -----      ---------         ------
Net assets at beginning of year                1,465,483             --             --      2,388,975             --
                                               ---------                                    ---------
Net assets at end of year                    $ 3,684,613       $ 80,940        $ 1,855    $ 9,698,008       $ 65,331
                                             ===========       ========        =======    ===========       ========

Accumulation unit activity
Units outstanding at beginning of year         1,108,323             --             --      1,778,901             --
Contract purchase payments                       882,440         51,342            887      2,548,626         29,157
Net transfers3                                   288,019          5,312            582      1,606,765         26,459
Contract terminations:
  Surrender benefits and contract charges       (117,217)           (42)            --       (278,884)            --
  Death benefits                                 (20,817)            --             --        (17,813)            --
                                                 -------          -----           ----        -------           ----
Units outstanding at end of year               2,140,748         56,612          1,469      5,637,595         55,616
                                               =========         ======          =====      =========         ======

1For the period Aug. 26, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 22, 1999 (commencement of operations) to Dec. 31, 1999.
3Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.



Operations                                         ETC1            EHG1           EAS1           EFG1           EFM1
Investment income (loss) - net                    $ (152)         $ (17)         $ (36)        $ (132)         $ 271
Net realized gain (loss) on investments               59             --              3            126            100
Net change in unrealized appreciation or
depreciation of investments                       17,649            (39)         3,406          2,772          6,689
                                                  ------            ---          -----          -----          -----
Net increase (decrease) in net assets resulting
from operations                                   17,556            (56)         3,373          2,766          7,060
                                                  ======            ===          =====          =====          =====

Contract transactions
Contract purchase payments                        80,862          5,440         33,331         52,322         18,976
Net transfers2                                    48,691          1,887             --         20,119         28,938
Annuity payments                                      --             --             --             --             --
Contract terminations:
  Surrender benefits and contract charges            (59)            --             --             --             --
  Death benefits                                      --             --             --             --             --
                                                  ------            ---         ------          -----           ----
Increase (decrease) from contract transactions   129,494          7,327         33,331         72,441         47,914
                                                 -------          -----         ------         ------         ------
Net assets at beginning of year                       --             --             --             --             --
                                                   -----          -----         ------          -----          -----
Net assets at end of year                      $ 147,050        $ 7,271       $ 36,704       $ 75,207       $ 54,974
                                               =========        =======       ========       ========       ========

Accumulation unit activity
Units outstanding at beginning of year                --             --             --             --             --
Contract purchase payments                        67,333          5,404         30,841         51,905         18,546
Net transfers2                                    37,885          1,878             --         19,540         25,688
Contract terminations:
  Surrender benefits and contract charges            (43)            --             --             --             --
  Death benefits                                      --             --             --             --             --
                                                  ------           ----           ----           ----          -----
Units outstanding at end of year                 105,175          7,282         30,841         71,445         44,234
                                                 =======          =====         ======         ======         ======

1For the period Sept.  22, 1999  (commencement  of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.



Operations                                         EFO1            ERE1           EMU1           EIS1           JCG1
Investment income (loss) - net                    $ (394)          $ (3)         $ (20)          $ (3)       $ 4,799
Net realized gain (loss) on investments           17,694             --             --             --             14
Net change in unrealized appreciation or
depreciation of investments                        5,912             (8)           787             43         14,521
                                                   -----             --            ---             --         ------
Net increase (decrease) in net assets resulting
from operations                                   23,212            (11)           767             40         19,334
                                                  ======            ===            ===             ==         ======

Contract transactions
Contract purchase payments                        33,832            870          1,178            870        122,121
Net transfers2                                   (16,784)            --         30,377             --        119,756
Annuity payments                                      --             --             --             --             --
Contract terminations:
  Surrender benefits and contract charges             --             --             --             --             --
  Death benefits                                      --             --             --             --             --
                                                   -----            ---          -----           ----          -----
Increase (decrease) from contract transactions    17,048            870         31,555            870        241,877
                                                  ------            ---         ------            ---        -------
Net assets at beginning of year                       --             --             --             --             --
                                                   -----            ---           ----           ----           ----
Net assets at end of year                       $ 40,260          $ 859       $ 32,322          $ 910      $ 261,211
                                                ========          =====       ========          =====      =========

Accumulation unit activity
Units outstanding at beginning of year                --             --             --             --             --
Contract purchase payments                        29,861            889          1,194            890        115,561
Net transfers2                                     2,770             --         29,694             --        110,499
Contract terminations:
  Surrender benefits and contract charges             --             --             --             --             --
  Death benefits                                      --             --             --             --             --
                                                    ----            ---          -----            ---         ------
Units outstanding at end of year                  32,631            889         30,888            890        226,060
                                                  ======            ===         ======            ===        =======

1For the period Sept.  22, 1999  (commencement  of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.



Operations                                         JUS1           JGL1           JIF1           EDE1           ERQ1
Investment income (loss) - net                   $ 3,685        $ 1,191        $ 2,331        $ 2,401           $ 36
Net realized gain (loss) on investments            1,046            174              6             95             --
Net change in unrealized appreciation or
depreciation of investments                       23,994         (1,177)         1,942           (681)             7
                                                  ------         ------          -----           ----              -
Net increase (decrease) in net assets resulting
from operations                                   28,725            188          4,279          1,815             43
                                                  ======            ===          =====          =====             ==

Contract transactions
Contract purchase payments                       401,524         21,346         11,840         40,435          1,160
Net transfers2                                   109,571         11,753         22,521         11,816             --
Annuity payments                                      --             --             --             --             --
Contract terminations:
  Surrender benefits and contract charges            (57)            --             --             --             --
  Death benefits                                      --             --             --             --             --
                                                   -----            ---           ----          -----           ----
Increase (decrease) from contract transactions   511,038         33,099         34,361         52,251          1,160
                                                 -------         ------         ------         ------          -----
Net assets at beginning of year                       --             --             --             --             --
                                                  ------           ----          -----          -----          -----
Net assets at end of year                      $ 539,763       $ 33,287       $ 38,640       $ 54,066        $ 1,203
                                               =========       ========       ========       ========        =======

Accumulation unit activity
Units outstanding at beginning of year                --             --             --             --             --
Contract purchase payments                       376,243         22,245         11,022         39,144          1,190
Net transfers2                                   104,278         12,083         19,473         11,562             --
Contract terminations:
  Surrender benefits and contract charges            (51)            --             --             --             --
  Death benefits                                      --             --             --             --             --
                                                     ---           ----            ---          -----           ----
Units outstanding at end of year                 480,470         34,328         30,495         50,706          1,190
                                                 =======         ======         ======         ======          =====

1For period  Sept.  22, 1999  (commencemenet  of  operations)  to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.



Operations                                          ERI1           END1           ERS1           EUT1           EPG
Investment income (loss) - net                       $ 9        $ 1,512         $ (157)         $ (31)      $ 78,511
Net realized gain (loss) on investments               --             21            111              1         (6,058)
Net change in unrealized appreciation or
depreciation of investments                          101         16,528         17,442          1,871       (265,626)
                                                     ---         ------         ------          -----       --------
Net increase (decrease) in net assets resulting
from operations                                      110         18,061         17,396          1,841       (193,173)
                                                     ===         ======         ======          =====       ========

Contract transactions
Contract purchase payments                         1,160         75,476        227,648         22,501      2,903,937
Net transfers2                                        --            251         35,998         12,005      2,189,715
Annuity payments                                      --             --             --             --             --
Contract terminations:
  Surrender benefits and contract charges             --             --             --            (57)       (79,588)
  Death benefits                                      --             --             --             --        (20,046)
                                                   -----          -----          -----           ----        -------
Increase (decrease) from contract transactions     1,160         75,727        263,646         34,449      4,994,018
                                                   -----         ------        -------         ------      ---------
Net assets at beginning of year                       --             --             --             --        282,131
                                                    ----          -----         ------          -----        -------
Net assets at end of year                        $ 1,270       $ 93,788      $ 281,042       $ 36,290    $ 5,082,976
                                                 =======       ========      =========       ========    ===========

Accumulation unit activity
Units outstanding at beginning of year                --             --             --             --        238,893
Contract purchase payments                         1,184         63,747        209,115         19,749      2,446,691
Net transfers2                                        --            197         32,828         10,479      1,788,367
Contract terminations:
  Surrender benefits and contract charges             --             --             --            (48)      (155,678)
  Death benefits                                      --             --             --             --        (15,916)
                                                    ----           ----            ---           ----        -------
Units outstanding at end of year                   1,184         63,944        241,943         30,180      4,302,357
                                                   =====         ======        =======         ======      =========

1For the period Sept.  22, 1999  (commencement  of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.



Operations                                         EPL1           EPN1           EMC1           EPR1           EIC1
Investment income (loss) - net                    $ (631)         $ (71)       $ 2,648          $ 140          $ (41)
Net realized gain (loss) on investments           28,632             81             --             --              6
Net change in unrealized appreciation or
depreciation of investments                       39,902         10,563            497            (33)         6,926
                                                  ------         ------            ---            ---          -----
Net increase (decrease) in net assets resulting
from operations                                   67,903         10,573          3,145            107          6,891
                                                  ======         ======          =====            ===          =====

Contract transactions
Contract purchase payments                        70,121         30,681         19,922          1,160         35,065
Net transfers2                                   323,810         12,495         19,543             --             --
Annuity payments                                      --             --             --             --             --
Contract terminations:
  Surrender benefits and contract charges             --            (60)            --             --             --
  Death benefits                                      --             --             --             --             --
                                                   -----          -----           ----           ----          -----
Increase (decrease) from contract transactions   393,931         43,116         39,465          1,160         35,065
                                                 -------         ------         ------          -----         ------
Net assets at beginning of year                       --             --             --             --             --
                                                   -----           ----           ----          -----          -----
Net assets at end of year                      $ 461,834       $ 53,689       $ 42,610        $ 1,267       $ 41,956
                                               =========       ========       ========        =======       ========

Accumulation unit activity
Units outstanding at beginning of year                --             --             --             --             --
Contract purchase payments                        61,197         25,283         18,922          1,208         27,774
Net transfers2                                   285,429          9,842         18,166             --             --
Contract terminations:
  Surrender benefits and contract charges             --            (41)            --             --             --
  Death benefits                                      --             --             --             --             --
                                                  ------           ----          -----          -----          -----
Units outstanding at end of year                 346,626         35,084         37,088          1,208         27,774
                                                 =======         ======         ======          =====         ======

1For the period Sept.  22, 1999  (commencement  of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.



                                                                                   Combined
                                                                                   Variable
Operations                                          EUC1           EEG1             Account
Investment income (loss) - net                     $ (19)           $ 6         $  2,413,873
Net realized gain (loss) on investments                1             --              210,124
Net change in unrealized appreciation or
depreciation of investments                        1,246            511            3,491,189
                                                   -----            ---            ---------
Net increase (decrease) in net assets resulting
from operations                                    1,228            517            6,115,186
                                                   =====            ===            =========

Contract transactions
Contract purchase payments                         1,412          1,161           15,226,846
Net transfers2                                    19,543          5,715           10,995,951
Annuity payments                                      --             --                 (873)
Contract terminations:
  Surrender benefits and contract charges             --             --           (3,899,478)
  Death benefits                                      --             --             (438,755)
                                                    ----          -----             --------
Increase (decrease) from contract transactions    20,955          6,876           21,883,691
                                                  ------          -----           ----------
Net assets at beginning of year                       --             --           30,958,306
                                                   -----            ---           ----------
Net assets at end of year                       $ 22,183        $ 7,393         $ 58,957,183

Accumulation unit activity
Units outstanding at beginning of year               --              --
Contract purchase payments                         1,394          1,180
Net transfers2                                    17,855          4,446
Contract terminations:
  Surrender benefits and contract charges             --             --
  Death benefits                                      --             --
                                                   -----            ---
Units outstanding at end of year                  19,249          5,626
                                                  ======          =====

1For the period Sept.  22, 1999  (commencement  of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying notes to financial statements.

American Enterprise Variable Annuity Account

Statements of Changes in Net Assets
Period ended December 31, 1998
                                                                              Segregated Asset Subaccounts

Operations                                               ESI          ECR           EMS           EMG          EGD           EVA
Investment income (loss) - net                        $338,547     $598,178      $ 21,695     $ 794,837     $ (4,574)     $ 90,940
Net realized gain (loss) on investments                 (2,867)      31,856             1         6,346          758           478
Net change in unrealized appreciation or
depreciation of investments                           (378,318)     957,259             3        55,365      190,924       262,764
                                                      --------      -------             -        ------      -------       -------
Net increase (decrease) in net assets
resulting from operations                              (42,638)   1,587,293        21,699       856,548      187,108       354,182
                                                       =======    =========        ======       =======      =======       =======

Contract transactions
Contract purchase payments                           4,304,628    3,114,006       691,275     3,376,704    1,111,110     1,616,894
Net transfers2                                         243,040     (245,243)      (85,043)      (21,220)     126,930       381,890
Annuity payments                                           (74)        (385)           --          (118)          --            --
Contract terminations:
Surrender benefits and contract charges               (297,229)    (529,563)      (28,396)     (335,067)     (25,802)      (25,796)
Death benefits                                         (28,304)     (21,950)           --       (25,390)      (5,911)       (5,952)
                                                       -------      -------         -----       -------       ------        ------
Increase (decrease) from contract transactions       4,222,061    2,316,865       577,836     2,994,909    1,206,327     1,967,036
                                                     ---------    ---------       -------     ---------    ---------     ---------
Net assets at beginning of year                      3,374,186    5,940,965       259,265     4,712,728       72,048        67,757
                                                     ---------    ---------       -------     ---------       ------        ------
Net assets at end of year                           $7,553,609   $9,845,123      $858,800   $ 8,564,185   $1,465,483    $2,388,975
                                                    ==========   ==========      ========   ===========   ==========    ==========

Accumulation unit activity
Units outstanding at beginning of year               2,543,718    3,812,754       231,256     2,944,208       68,572        65,875
Contracts purchase payments                          3,245,320    1,848,700       635,551     2,000,537      965,321     1,418,576
Net transfers2                                         183,324     (146,994)      (79,775)      (16,062)     108,613       327,920
Contract terminations:
Surrender benefits and contract charges               (262,248)    (338,414)      (37,731)     (229,369)     (29,255)      (28,544)
Death benefits                                         (21,199)     (12,861)           --       (14,848)      (4,928)       (4,926)
                                                       -------      -------                     -------       ------        ------
Units outstanding at end of year                     5,688,915    5,163,185       749,301     4,684,466    1,108,323     1,778,901
                                                     =========    =========       =======     =========    =========     =========

                                                                      Combined
                                                                      Variable
Operations                                               EPG1          Account
Investment income (loss) - net                          $ (411)     $ 1,500,665
Net realized gain (loss) on investments                     --           39,439
Net change in unrealized appreciation or
depreciation of investments                             12,839        1,479,154
                                                        ------        ---------
Net increase (decrease) in net assets
resulting from operations                               12,428        3,019,258
                                                        ======        =========

Contract transactions
Contract purchase payments                             217,969       10,127,958
Net transfers2                                          53,032          210,346
Annuity payments                                            --             (503)
Contract terminations:
Surrender benefits and contract charges                 (1,298)        (945,922)
Death benefits                                              --          (59,203)
                                                         -----          -------
Increase (decrease) from contract transactions         269,703        9,332,676
                                                       -------        ---------
Net assets at beginning of year                             --       11,052,763
                                                       -------       ----------
Net assets at end of year                            $ 282,131     $ 23,404,697
                                                     =========     ============

Accumulation unit activity
Units outstanding at beginning of year                      --
Contracts purchase payments                            194,565
Net transfers2                                          45,511
Contract terminations:
Surrender benefits and contract charges                 (1,183)
Death benefits                                              --
                                                         -----
Units outstanding at end of year                       238,893
                                                       =======

1For the period Oct. 5, 1998 (commencement of operations) to Dec. 31, 1998.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
American  Enterprise Life's fixed account.

See accompanying notes to financial statements.


American  Enterprise  Variable  Annuity  Account -- American  Express  Signature
Variable Annuity

Notes to Financial Statements

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under
Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company
(American  Enterprise Life) under the Investment Company Act of 1940, as amended
(the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.

Subaccount       Invests exclusively in shares of                            Investment Manager
ESI              AXPSM Variable Portfolio-- Bond Fund                        IDS Life Insurance Company 1
ECR              AXPSM Variable Portfolio-- Capital Resource Fund            IDS Life Insurance Company 1
EMS              AXPSM Variable Portfolio-- Cash Management Fund             IDS Life Insurance Company 1
EIA              AXPSM Variable Portfolio-- Extra Income Fund                IDS Life Insurance Company 1
EMG              AXPSM Variable Portfolio-- Managed Fund                     IDS Life Insurance Company 1
EGD              AXPSM Variable Portfolio-- New Dimensions Fund(R)           IDS Life Insurance Company 1
ECA              AIM V.I. Capital Appreciation Fund                          A I M Advisors, Inc.
ECD              AIM V.I. Capital Development Fund                           A I M Advisors, Inc.
EVA              AIM V.I. Value Fund                                         A I M Advisors, Inc.
EPP              Alliance VP Premier Growth Portfolio - Class B              Alliance Capital Management, L.P.
ETC              Alliance VP Technology Portfolio - Class B                  Alliance Capital Management, L.P.
EHG              Alliance VP U.S. Government/High Grade Securities           Alliance Capital Management, L.P.
                 Portfolio - Class B
EAS              Baron Capital Asset Fund                                    BAMCO, Inc.
EFG              Fidelity VIP III Growth & Income Portfolio - Service Class  Fidelity Management & Research Company
                                     (FMR) 2
EFM              Fidelity VIP III Mid Cap Portfolio - Service Class          FMR 2
EFO              Fidelity VIP Overseas Portfolio - Service Class             FMR 3
ERE              FTVIPT Franklin Real Estate Securities Fund - Class 2       Franklin Advisers, Inc.
EMU              FTVIPT Mutual Shares Securities Fund - Class 2              Franklin Mutual Advisers, LLC
EIS              FTVIPT Templeton International Smaller Companies Fund -     Templeton Investment Counsel, Inc.
                 Class 2
JCG              Goldman Sachs VIT Capital Growth Fund                       Goldman Sachs Asset Management
JUS              Goldman Sachs VIT CORESM U.S. Equity Fund                   Goldman Sachs Asset Management
JGL              Goldman Sachs VIT Global Income Fund                        Goldman Sachs Asset Management
                                                                             International
JIF              Goldman Sachs VIT International Equity Fund                 Goldman Sachs Asset Management
                                                                             International
EDE              J.P. Morgan U.S. Disciplined Equity Portfolio               J.P. Morgan
ERQ              Lazard Retirement Equity Portfolio                          Lazard Asset Management
ERI              Lazard Retirement International Equity Portfolio            Lazard Asset Management
END              MFS(R) New Discovery Series                                 Massachusetts Financial Service
                                                                             Company (MFS) Investment Management(R)
ERS              MFS(R)Research Series                                       MFS Investment Management(R)
EUT              MFS(R)Utilities Series                                      MFS Investment Management(R)
EPG              Putnam VT Growth and Income Fund-- Class IB Shares          Putnam Investment Management, Inc.
EPL              Putnam VT International Growth Fund-- Class IB Shares       Putnam Investment Management, Inc.
EPN              Putnam VT International New Opportunities Fund-- Class IB   Putnam Investment Management, Inc.
                 Shares
EMC              Royce Micro-Cap Portfolio                                   Royce & Associates, Inc.
EPR              Royce Premier Portfolio                                     Royce & Associates, Inc.
EIC              Wanger International Small Cap                              Wanger Asset Management, L.P.
EUC              Wanger U.S. Small Cap                                       Wanger Asset Management, L.P.
EEG              Warburg Pincus Trust - Emerging Growth Portfolio            Credit Suisse Asset Management, LLC

1 American Express Financial Corporation (AEFC) is the investment advisor.
2 FMR U.K. and FMR Far East are the sub-investment advisors.
3 FMR U.K., FMR Far East,  Fidelity  International  Investment Advisors and FIIA
  U.K. are the sub-investment advisors.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes.
Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.
The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the subaccounts.

4. ADMINISTRATIVE CHARGE

American Enterprise Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

5. CONTRACT ADMINISTRATIVE CHARGE

American Enterprise Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full withdrawal.

6. WITHDRAWAL CHARGE

American Enterprise Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first seven payment years following a purchase payment. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $479,554 in 1999 and $199,062 in 1998. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.
This charge is waived if the withdrawal meets certain provisions as stated in the contract.

7. INVESTMENT IN SHARES

The subaccounts' investment in shares of the Funds as of Dec. 31, 1999 were as follows:

Subaccount      Investment                                                      Shares        NAV
ESI             AXPSM Variable Portfolio-- Bond Fund                         1,026,989     $10.54
ECR             AXPSM Variable Portfolio-- Capital Resource Fund               374,575      36.40
EMS             AXPSM Variable Portfolio-- Cash Management Fund              1,110,224       1.00
EIA             AXPSM Variable Portfolio-- Extra Income Fund                       787       8.58
EMG             AXPSM Variable Portfolio-- Managed Fund                        626,098      19.82
EGD             AXPSM Variable Portfolio-- New Dimensions Fund(R)              161,401      22.86
ECA             AIM V.I. Capital Appreciation Fund                               2,275      35.58
ECD             AIM V.I. Capital Development Fund                                  156      11.89
EVA             AIM V.I. Value Fund                                            289,489      33.50
EPP             Alliance VP Premier Growth Portfolio - Class B                   1,617      40.40
ETC             Alliance VP Technology Portfolio - Class B                       4,375      33.61
EHG             Alliance VP U.S. Government/High Grade Securities Portfolio -
                Class B                                                            652      11.16
EAS             Baron Capital Asset Fund                                         2,065      17.77
EFG             Fidelity VIP III Growth & Income Portfolio - Service Class       4,362      17.24
EFM             Fidelity VIP III Mid Cap Portfolio - Service Class               3,607      15.24
EFO             Fidelity VIP Overseas Portfolio - Service Class                  1,470      27.38
ERE             FTVIPT Franklin Real Estate Securities Fund - Class 2               58      14.88
EMU             FTVIPT Mutual Shares Securities Fund - Class 2                   2,439      13.25
EIS             FTVIPT Templeton International Smaller
                Companies - Class 2                                                 82      11.07
JCG             Goldman Sachs VIT Capital Growth Fund                           18,645      14.01
JUS             Goldman Sachs VIT CORESM U.S. Equity Fund                       38,610      13.98
JGL             Goldman Sachs VIT Global Income Fund                             3,386       9.83
JIF             Goldman Sachs VIT International Equity Fund                      2,670      14.47
EDE             J.P. Morgan U.S. Disciplined Equity Portfolio                    3,116      17.35
ERQ             Lazard Retirement Equity Portfolio                                 104      11.53
ERI             Lazard Retirement International Equity Portfolio                    94      13.49
END             MFS(R)New Discovery Series                                       5,431      17.27
ERS             MFS(R)Research Series                                           12,041      23.34
EUT             MFS(R)Utilities Series                                           1,502      24.16
EPG             Putnam VT Growth and Income Fund-- Class IB Shares             190,018      26.75
EPL             Putnam VT International Growth Fund-- Class IB Shares           21,361      21.62
EPN             Putnam VT International New Opportunities Fund-- Class IB Shares 2,306      23.28
EMC             Royce Micro-Cap Portfolio                                        6,951       6.13
EPR             Royce Premier Portfolio                                            242       5.23
EIC             Wanger International Small Cap                                     961      43.67
EUC             Wanger U.S. Small Cap                                              892      24.88
EEG             Warburg Pincus Trust - Emerging Growth Portfolio                   566      13.07

8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares,  including reinvestment of dividend distributions, were as follows:
                                                                                                 Year ended Dec. 31,
Subaccount       Investment                                                                     1999            1998
ESI              AXPSM Variable Portfolio-- Bond Fund                                       $4,264,147      $4,647,272
ECR              AXPSM Variable Portfolio-- Capital Resource Fund                            3,258,677       3,205,569
EMS              AXPSM Variable Portfolio-- Cash Management Fund                             3,721,067       1,567,312
EIA2             AXPSM Variable Portfolio-- Extra Income Fund                                  359,305              --
EMG              AXPSM Variable Portfolio-- Managed Fund                                     3,779,798       3,919,323
EGD              AXPSM Variable Portfolio-- New Dimensions Fund(R)                           1,646,330       1,222,554
ECA2             AIM V.I. Capital Appreciation Fund                                             71,340              --
ECD3             AIM V.I. Capital Development Fund                                               1,594              --
EVA              AIM V.I. Value Fund                                                         5,993,303       2,077,208
EPP3             Alliance VP Premier Growth Portfolio - Class B                                 64,897              --
ETC3             Alliance VP Technology Portfolio - Class B                                    136,602              --
EHG3             Alliance VP U.S. Government/High Grade Securities Portfolio - Class B           7,327              --
EAS3             Baron Capital Asset Fund                                                       33,331              --
EFG3             Fidelity VIP III Growth & Income Portfolio - Service Class                     75,844              --
EFM3             Fidelity VIP III Mid Cap Portfolio - Service Class                             55,196              --
EFO3             Fidelity VIP Overseas Portfolio - Service Class                               187,032              --
ERE3             FTVIPT Franklin Real Estate Securities Fund - Class 2                             870              --
EMU3             FTVIPT Mutual Shares Securities Fund - Class 2                                 31,563              --
EIS3             FTVIPT Templeton International Smaller Companies Fund - Class 2                   870              --
JCG3             Goldman Sachs VIT Capital Growth Fund                                         246,925              --
JUS3             Goldman Sachs VIT CORESM U.S. Equity Fund                                     550,754              --
JGL3             Goldman Sachs VIT Global Income Fund                                           99,487              --
JIF3             Goldman Sachs VIT International Equity Fund                                    36,793              --
EDE3             J.P. Morgan U.S. Disciplined Equity Portfolio                                  58,083              --
ERQ3             Lazard Retirement Equity Portfolio                                              1,200              --
ERI3             Lazard Retirement International Equity Portfolio                                1,173              --
END3             MFS(R) New Discovery Series                                                    77,367              --
ERS3             MFS(R) Research Series                                                        267,009              --
EUT3             MFS(R) Utilities Series                                                        34,449              --
EPG1             Putnam VT Growth and Income Fund-- Class IB Shares                          5,266,904         269,558
EPL3             Putnam VT International Growth Fund-- Class IB Shares                         577,265              --
EPN3             Putnam VT International New Opportunities Fund-- Class IB Shares               44,979              --
EMC3             Royce Micro-Cap Portfolio                                                      42,159              --
EPR3             Royce Premier Portfolio                                                         1,304              --
EIC3             Wanger International Small Cap                                                 35,065              --
EUC3             Wanger U.S. Small Cap                                                          20,955              --
EEG3             Warburg Pincus Trust - Emerging Growth Portfolio                                6,889              --
   -                                                                                             -----          ------
                 Combined Variable Account                                                 $31,057,853     $16,908,796

1 Operations commenced on Oct. 5, 1998.
2 Operations commenced on Aug. 26, 1999.
3 Operations commenced on Sept.22, 1999.


9. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Enterprise Life and the Account. All of the major systems used by American Enterprise Life and the Account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. American Enterprise Life's and the Account's businesses are heavily dependent upon AEFC's computer systems and have significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to American Enterprise Life and the Account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on American Enterprise Life's and the Account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on American Enterprise Life's and the Account's business, results of operations, or financial condition as a result of the Year 2000 issue.

PART C.

Item 24.          Financial Statements and Exhibits

(a)      Financial Statements included in Part A of this Registration Statement:

      American Enterprise Life Insurance Company

        Report of Independent Auditors dated Feb. 3, 2000.
        Balance sheets as of Dec. 31, 1999 and 1998.
        Statements of Income for the years ended Dec. 31, 1999, 1998, and 1997. Statement of Stockholders Equity for the three years ended Dec. 31, 1999 Statements of Cash Flows for the years ended Dec. 31, 1999, 1998 and
          1997.
        Notes to Financial Statements.

         Financial Statements included in Part B of this Registration Statement:

      American Enterprise Variable Annuity Account

         Report of Independent Auditors dated March 17, 2000.
         Statements of Net Assets for the year ended Dec. 31, 1999.
         Statements of Operations for the year ended Dec. 31, 1999.
         Statements of Changes in Net Assets for the period ended Dec. 31, 1999. Notes to Financial Statements.

(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life establishing 37 additional subaccounts within the separate account dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about July 8, 1999, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically herewith.

2.       Not applicable.

3. Form of Master General Agent Agreement for American Enterprise Life Insurance Company Variable Annuities (form 9802B) filed electronically as Exhibit 3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.1      Form of Deferred Annuity Contract (form 43431) filed electronically as
         Exhibit 4.1 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.2      Form of Roth IRA  Endorsement  (form  43094) filed  electronically  as
         Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.3 Form of SEP-IRA Endorsement (form 43433) filed electronically herewith as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.4      Form of TSA Endorsement  (form 43413) filed  electronically as Exhibit
         4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about July 8, 1999, is incorporated by reference.

4.5 Form of Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) (form 240186), filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-85567 on form N-4, filed on or about Feb. 11, 2000, is incorporated by reference.

4.6 Form of 5% Accumulation Death Benefit Rider (form 240183), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 8, 1999, is incorporated by reference.

4.7 Form of 8% Performance Credit Rider (form 240187), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 30, 1999, is incorporated by reference.

5. Form of Variable Annuity Application (form 43432) filed electronically as Exhibit 5 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated herein by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
         6.1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2      Amended By-Laws of American  Enterprise Life, filed  electronically as
         Exhibit 6.2 to American Enterprise Variable Annuity Account's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

7.       Not applicable.

8.1 Form of Participation Agreement among Royce Capital Fund, Royce & Associates, Inc. and American Enterprise Life Insurance Company filed electronically as Exhibit 8.1 to American Enterprise Variable Annuity Account'sPre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

8.2 (a) Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated January 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Life Personal Portfolio Plus 2's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated by reference.

8.2 (b)  Form of  Amendment  No.  4 to  Participation  Agreement  among  Putnam
         Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company dated June 15, 1999 filed electronically as Exhibit 8.2(b) to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

8.3      Form of  Participation  Agreement  among Templeton  Variable  Products
         Series Fund, Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and American Enterprise Life Insurance Company filed electronically as Exhibit 8.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

8.4 (a) Copy of Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and American Enterprise Life Insurance Company, dated April 1, 1999, filed electronically as Exhibit 8.4(a) to American Enterprise Variable Annuity Account'sPre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

8.4 (b)  Form of  Amendment 1 to Schedule 2 to  Participation  Agreement  among
         Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and American Enterprise Life Insurance Company, filed electronically as
         Exhibit 8.4(b) to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

8.4 (c)  Form of  Amendment 1 to Schedule 3 to  Participation  Agreement  among
         Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and American Enterprise Life Insurance Company filed electronically as
         Exhibit 8.4(c) to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities dated April 28, 2000, being registered filed electronically herewith.

10. Consent of Independent Auditors, dated April 24, 2000, is filed electronically herewith.

11.      None.

12.      Not applicable.

13.      Copy of schedule for computation of each performance quotation provided
         in  the   Registration   Statement   in  response  to  Item  21,  filed
         electronically herewith.

14. Power of Attorney to sign this Post-Effective Amendment, dated July 29, 1999, filed electronically as Exhibit 15 to Initial Registration Statement No. 333-85567, filed on or about Aug. 19, 1999 is incorporated by reference.

Item 25.          Directors and Officers of the Depositor
                   (American Enterprise Life Insurance Company)

Name                                  Principal Business Address             Positions and Offices with Depositor
------------------------------------- -------------------------------------- --------------------------------------

James E. Choat                        200 AXP Financial Center               Director, President and Chief
                                      Minneapolis, MN  55474                 Executive Officer

Lorraine R. Hart                      200 AXP Financial Center               Vice President, Investments
                                      Minneapolis, MN  55474

Jeffrey S. Horton                     200 AXP Financial Center               Vice President and Treasurer
                                      Minneapolis, MN  55474

Richard W. Kling                      200 AXP Financial Center               Director and Chairman of the Board
                                      Minneapolis, MN  55474

Bruce A. Kohn                         200 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Paul S. Mannweiler                    Indianapolis Power and Light           Director
                                      One Monument Circle
                                      P.O. Box 1595
                                      Indianapolis, IN  46206-1595

Eric L. Marhoun                       200 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Paula R. Meyer                        200 AXP Financial Center               Director and Executive Vice
                                      Minneapolis, MN  55474                 President, Assured Assets

Mary Ellyn Minenko                    200 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Stuart A. Sedlacek                    200 AXP Financial Center               Executive Vice President
                                      Minneapolis, MN  55474

William A. Stoltzmann                 200 AXP Financial Center               Director, Vice President, General
                                      Minneapolis, MN  55474                 Counsel and Secretary

Philip C. Wentzel                     200 AXP Financial Center               Vice President and Controller
                                      Minneapolis, MN  55474

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  American Enterprise Life Insurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                            Jurisdiction of
Name of Subsidiary                                           Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.    New York

II. International Banking Services

     American Express Bank Ltd.                                Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Strategies Group Inc.                    Minnesota
     American Centurion Life Assurance Company                 New York
     American Enterprise Investment Services Inc.              Minnesota
     American Enterprise Life Insurance Company                Indiana
     American Express Asset Management Group Inc.              Minnesota
     American Express Asset Management International Inc.      Delaware
     American Express Asset Management International
       (Japan) Ltd.                                            Japan
     American Express Asset Management Ltd.                    England
     American Express Client Service Corporation               Minnesota
     American Express Corporation                              Delaware
     American Express Financial Advisors Inc.                  Delaware
     American Express Financial Corporation                    Delaware
     American Express Insurance Agency of Arizona Inc.         Arizona
     American Express Insurance Agency of Idaho Inc.           Idaho
     American Express Insurance Agency of Nevada Inc.          Nevada
     American Express Insurance Agency of Oregon Inc.          Oregon
     American Express Minnesota Foundation                     Minnesota
     American Express Property Casualty Insurance Agency
       of Kentucky Inc.                                        Kentucky
     American Express Property Casualty Insurance Agency
       of Maryland Inc.                                        Maryland
     American Express Property Casualty Insurance Agency
       of Pennsylvania Inc.                                    Pennsylvania
     American Express Trust Company                            Minnesota
     American Partners Life Insurance Company                  Arizona
     IDS Cable Corporation                                     Minnesota
     IDS Cable II Corporation                                  Minnesota
     IDS Capital Holdings Inc.                                 Minnesota
     IDS Certificate Company                                   Delaware
     IDS Futures Corporation                                   Minnesota
     IDS Insurance Agency of Alabama Inc.                      Alabama
     IDS Insurance Agency of Arkansas Inc.                     Arkansas
     IDS Insurance Agency of Massachusetts Inc.                Massachusetts
     IDS Insurance Agency of New Mexico Inc.                   New Mexico

     IDS Insurance Agency of North Carolina Inc.               North Carolina
     IDS Insurance Agency of Utah Inc.                         Utah
     IDS Insurance Agency of Wyoming Inc.                      Wyoming
     IDS Life Insurance Company                                Minnesota
     IDS Life Insurance Company of New York                    New York
     IDS Management Corporation                                Minnesota
     IDS Partnership Services Corporation                      Minnesota
     IDS Plan Services of California, Inc.                     Minnesota
     IDS Property Casualty Insurance Company                   Wisconsin
     IDS Real Estate Services, Inc.                            Delaware
     IDS Realty Corporation                                    Minnesota
     IDS Sales Support Inc.                                    Minnesota
     IDS Securities Corporation                                Delaware
     Investors Syndicate Development Corp.                     Nevada
     Public Employee Payment Company                           Minnesota

Item 27.          Number of Contract owners

                  On March 31, 2000, there were 62 qualified contract holders and 86 non-qualified contract holders.

Item 28.          Indemnification

                  The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

                  The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

                  The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29      Principal Underwriters

         (a)      American   Express   Financial   Advisors  acts  as  principal
                  underwriter for the following investment companies:

         AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Fund, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Retirement Fund, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Fund, Inc.; AXP Tax-Exempt Bond Fund, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust, Tax-Free Income Trust, World Trust and IDS Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address   Position and Offices with
                                      Underwriter
------------------------------------- -----------------------------------

Ronald. G. Abrahamson                 Vice President - Business
200 AXP Financial Center              Transformation
Minneapolis, MN  55474

Douglas A. Alger                      Senior Vice President - Human
200 AXP Financial Center              Resources
Minneapolis, MN  55474

Peter J. Anderson                     Senior Vice President -
200 AXP Financial Center              Investment Operations
Minneapolis, MN  55474

Ward D. Armstrong                     Senior Vice President -
200 AXP Financial Center              Retirement Services
Minneapolis, MN  55474

John M. Baker                         Vice President - Plan Sponsor
200 AXP Financial Center              Services
Minneapolis, MN  55474

Joseph M. Barsky, III                 Vice President - Mutual Fund
200 AXP Financial Center              Equities
Minneapolis, MN  55474

Timothy V. Bechtold                   Vice President - Risk Management
200 AXP Financial Center              Products
Minneapolis, MN  55474

John D. Begley                        Group Vice President -
Suite 100                             Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                       Group Vice President - Los
Suite 900                             Angeles Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                        Vice President - Nonproprietary
200 AXP Financial Center              Products
Minneapolis, MN  55474

Walter K. Booker                      Group Vice President - New Jersey
200 AXP Financial Center
Minneapolis, MN  55474

Bruce J. Bordelon                     Group Vice President - San
1333 N. California Blvd., Suite 200   Francisco Bay Area
Walnut Creek, CA  94596

Charles R. Branch                     Group Vice President - Northwest
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                    Vice President - Sales Support
200 AXP Financial Center
Minneapolis, MN  55474

Karl J. Breyer                        Corporate Senior Vice President
200 AXP Financial Center
Minneapolis, MN  55474

Cynthia M. Carlson                    Vice President - American Express
200 AXP Financial Center              Securities Services
Minneapolis, MN  55474

Mark W. Carter                        Senior Vice President and Chief
200 AXP Financial Center              Marketing Officer
Minneapolis, MN  55474

James E. Choat                        Senior Vice President - Third
200 AXP Financial Center              Party Distribution
Minneapolis, MN  55474

Kenneth J. Ciak                       Vice President and General
IDS Property Casualty                 Manager - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                      Vice President - Advisor
200 AXP Financial Center              Staffing, Training and Support
Minneapolis, MN  55474

Henry J. Cormier                      Group Vice President - Connecticut
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                      Group Vice President -
Suite 200                             Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                        Group Vice President -
Suite 312                             Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                        Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Luz Maria Davis                       Vice President - Communications
200 AXP Financial Center
Minneapolis, MN  55474

Arthur E. DeLorenzo                   Group Vice President - Upstate
4 Atrium Drive, #100                  New York
Albany, NY  12205

Scott M. DiGiammarino                 Group Vice President -
Suite 500                             Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                      Group Vice President - Eastern
Two Datran Center                     Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                    Vice President - Assured Assets
200 AXP Financial Center              Product Development and Management
Minneapolis, MN  55474

James P. Egge                         Group Vice President - Western
4305 South Louise, Suite 202          Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                         Senior Vice President, General
200 AXP Financial Center              Counsel and Chief Compliance
Minneapolis, MN  55474                Officer

Robert M. Elconin                     Vice President - Government
200 AXP Financial Center              Relations
Minneapolis, MN  55474

Phillip W. Evans,                     Group Vice President - Rocky
Suite 600                             Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                       Vice President - Mutual Fund
200 AXP Financial Center              Equity Investments
Minneapolis, MN  55474

Douglas L. Forsberg                   Vice President - International
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey P. Fox                        Vice President and Corporate
200 AXP Financial Center              Controller
Minneapolis, MN  55474

William P. Fritz                      Group Vice President - Gateway
Suite 160
12855 Flushing Meadows Dr.
St. Louis, MO  63131

Carl W. Gans                          Group Vice President - Twin City
8500 Tower Suite 1770                 Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

Peter A. Gallus                       Vice President-Investment
200 AXP Financial Center              Administration
Minneapolis, MN  55474

Derek G. Gledhill                     Vice President - Integrated
200 AXP Financial Center              Financial Services Field
Minneapolis, MN  55474                Implementation

David A. Hammer                       Vice President and Marketing
200 AXP Financial Center              Controller
Minneapolis, MN  55474

Teresa A. Hanratty                    Senior Vice President-Field
Suites 6&7                            Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                      Group Vice President - Boston
Two Constitution Plaza                Metro
Boston, MA  02129

Lorraine R. Hart                      Vice President - Insurance
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Scott A. Hawkinson                    Vice President and Controller -
200 AXP Financial Center              Private Client Group
Minneapolis, MN  55474

Brian M. Heath                        Senior Vice President and General
Suite 150                             Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                       Vice President - Incentive
200 AXP Financial Center              Management
Minneapolis, MN  55474

Jon E. Hjelm                          Group Vice President - Rhode
310 Southbridge Street                Island/Central - Western
Auburn, MA  01501                     Massachusetts

David J. Hockenberry                  Group Vice President - Tennessee
30 Burton Hills Blvd.                 Valley
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                     Vice President and Treasurer
200 AXP Financial Center
Minneapolis, MN  55474

David R. Hubers                       Chairman, President and Chief
200 AXP Financial Center              Executive Officer
Minneapolis, MN  55474

Debra A. Hutchinson                   Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

James M. Jensen                       Vice President and
200 AXP Financial Center              Controller-Advice and Retail
Minneapolis, MN  55474                Distribution Group

Marietta L. Johns                     Senior Vice President - Field
200 AXP Financial Center              Management
Minneapolis, MN  55474

Nancy E. Jones                        Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

Ora J. Kaine                          Vice President - Financial
200 AXP Financial Center              Advisory Services
Minneapolis, MN  55474

Linda B. Keene                        Vice President - Market
200 AXP Financial Center              Development
Minneapolis, MN  55474

G. Michael Kennedy                    Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Richard W. Kling                      Senior Vice President - Products
200 AXP Financial Center
Minneapolis, MN  55474

John M. Knight                        Vice President - Investment
200 AXP Financial Center              Accounting
Minneapolis, MN  55474

Paul F. Kolkman                       Vice President - Actuarial Finance
200 AXP Financial Center
Minneapolis, MN  55474

Claire Kolmodin                       Vice President - Service Quality
200 AXP Financial Center
Minneapolis, MN  55474

David S. Kreager                      Group Vice President - Greater
Suite 108                             Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                     Director and Senior Vice
200 AXP Financial Center              President-Direct and Interactive
Minneapolis, MN  55474                Group

Mitre Kutanovski                      Group Vice President - Chicago
Suite 680                             Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                        Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Lori J. Larson                        Vice President - Brokerage and
200 AXP Financial Center              Direct Services
Minneapolis, MN  55474

Daniel E. Laufenberg                  Vice President and Chief U.S.
200 AXP Financial Center              Economist
Minneapolis, MN  55474

Jane W. Lee                           Vice President - New Business
200 AXP Financial Center              Development and Marketing
Minneapolis, MN  55474

Peter A. Lefferts                     Senior Vice President - Corporate
200 AXP Financial Center              Strategy and Development
Minneapolis, MN  55474

Douglas A. Lennick                    Director and Executive Vice
200 AXP Financial Center              President - Private Client Group
Minneapolis, MN  55474

Fred A. Mandell                       Vice President - Field Marketing
200 AXP Financial Center              Readiness
Minneapolis, MN  55474

Daniel E. Martin                      Group Vice President - Pittsburgh
Suite 650                             Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                      Vice President and Director of
200 AXP Financial Center              Global Research
Minneapolis, MN  55474

Sarah A. Mealey                       Vice President - Mutual Funds
200 AXP Financial Center
Minneapolis, MN  55474

Paula R. Meyer                        Vice President - Assured Assets
200 AXP Financial Center
Minneapolis, MN  55474

William P. Miller                     Vice President and Senior
200 AXP Financial Center              Portfolio Manager
Minneapolis, MN  55474

Shashank B. Modak                     Vice President - Technology Leader
200 AXP Financial Center
Minneapolis, MN  55474

Pamela J. Moret                       Vice President - Variable Assets
200 AXP Financial Center
Minneapolis, MN  55474

Barry J. Murphy                       Senior Vice President - Client
200 AXP Financial Center              Service
Minneapolis, MN  55474

Mary Owens Neal                       Vice President-Consumer Marketing
200 AXP Financial Center
Minneapolis, MN  55474

Thomas V. Nicolosi                    Group Vice President - New York
Suite 220                             Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                    Vice President - Advisory
200 AXP Financial Center              Business Systems
Minneapolis, MN  55474

James R. Palmer                       Vice President - Taxes
200 AXP Financial Center
Minneapolis, MN  55474

Marc A. Parker                        Group Vice President -
10200 SW Greenburg Road               Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                       Vice President-Compensation
200 AXP Financial Center              Services and ARD Product
Minneapolis, MN  55474                Distribution

Thomas P. Perrine                     Senior Vice President - Group
200 AXP Financial Center              Relationship Leader/American
Minneapolis, MN  55474                Express Technologies Financial
                                      Services

Susan B. Plimpton                     Vice President - Marketing
200 AXP Financial Center              Services
Minneapolis, MN  55474

Larry M. Post                         Group Vice President -
One Tower Bridge                      Philadelphia Metro and Northern
100 Front Street, 8th Fl              New England
West Conshohocken, PA  19428

Ronald W. Powell                      Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Diana R. Prost                        Group Vice President -
3030 N.W. Expressway                  Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                        Vice President and Project
200 AXP Financial Center              Manager - Platform I Value
Minneapolis, MN  55474                Enhanced

Frederick C. Quirsfeld                Senior Vice President - Fixed
200 AXP Financial Center              Income
Minneapolis, MN  55474

Rollyn C. Renstrom                    Vice President - Corporate
200 AXP Financial Center              Planning and Analysis
Minneapolis, MN  55474

R. Daniel Richardson                  Group Vice President - Southern
Suite 800                             Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                     Senior Vice President - Field
200 AXP Financial Center              Management and Financial Advisory
Minneapolis, MN  55474                Service

Stephen W. Roszell                    Senior Vice President -
200 AXP Financial Center              Institutional
Minneapolis, MN  55474

Max G. Roth                           Group Vice President -
Suite 201 S. IDS Ctr                  Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Erven A. Samsel                       Senior Vice President - Field
45 Braintree Hill Park                Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                       Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Russell L. Scalfano                   Group Vice President -
Suite 201                             Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                     Group Vice President -
Suite 205                             Arizona/Las Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                    Senior Vice President and Chief
200 AXP Financial Center              Financial Officer
Minneapolis, MN  55474

Donald K. Shanks                      Vice President - Property Casualty
200 AXP Financial Center
Minneapolis, MN  55474

Judy P. Skoglund                      Vice President - Quality and
200 AXP Financial Center              Service Support
Minneapolis, MN  55474

James B. Solberg                      Group Vice President - Eastern
466 Westdale Mall                     Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                         Vice President - Geographic
200 AXP Financial Center              Service Teams
Minneapolis, MN  55474

Paul J. Stanislaw                     Group Vice President - Southern
Suite 1100                            California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                       Vice President - Marketing Offer
200 AXP Financial Center              Development
Minneapolis, MN  55474

Lois A. Stilwell                      Group Vice President - Outstate
Suite 433                             Minnesota Area/North
9900 East Bren Road                   Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                 Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

James J. Strauss                      Vice President and General Auditor
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey J. Stremcha                   Vice President - Information
200 AXP Financial Center              Resource Management/ISD
Minneapolis, MN  55474

Barbara Stroup Stewart                Vice President - Channel
200 AXP Financial Center              Development
Minneapolis, MN  55474

Craig P. Taucher                      Group Vice President -
Suite 150                             Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                        Group Vice President -
Suite 425                             Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                        Senior Vice President
200 AXP Financial Center
Minneapolis, MN  55474

Keith N. Tufte                        Vice President and Director of
200 AXP Financial Center              Equity Research
Minneapolis, MN  55474

Peter S. Velardi                      Group Vice President -
Suite 180                             Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer               Group Vice President - Detroit
Suite 100                             Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Donald F. Weaver                      Group Vice President - Greater
3500 Market Street, Suite 200         Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                     Senior Vice President - Alliance
1010 Main St., Suite 2B               Group
Huntington Beach, CA  92648

Michael L. Weiner                     Vice President - Tax Research and
200 AXP Financial Center              Audit
Minneapolis, MN  55474

Jeffry M. Welter                      Vice President - Equity and Fixed
200 AXP Financial Center              Income Trading
Minneapolis, MN  55474

Thomas L. White                       Group Vice President - Cleveland
Suite 200                             Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                      Group Vice President - Virginia
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                   Group Vice President - Western
Two North Tamiami Trail               Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                     Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Michael D. Wolf                       Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Michael R. Woodward                   Senior Vice President - Field
32 Ellicott St.                       Management
Suite 100
Batavia, NY  14020

Rande L. Zellers                      Group Vice President-Gulf States
1 Galleria Blvd., Suite 1900
Metairie, LA  70001

Item 29(c)

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $5,924,368            $479,554             None                  None
Financial Advisors
Inc.

Item 30.                            Location of Accounts and Records

             American Enterprise Life Insurance Company
             829 AXP Financial Center
             Minneapolis, MN  55402

Item 31.     Management Services

             Not applicable.

Item 32. Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

         (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1998). Further, Registrant represents that it has complied with the provisions of paragraphs
                  (1)-(4) of that no-action letter.

         (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 2000.

                           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                           By American Enterprise Life Insurance Company
                                    (Sponsor)

                           By /s/  James E. Choat*
                                 James E. Choat
                                 President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2000.

Signature                             Title

/s/  James E. Choat*                  Director, President and
     James E. Choat                   Chief Executive Officer

/s/  Jeffrey S. Horton**              Vice President and Treasurer
     Jeffrey S. Horton

/s/  Richard W. Kling*                Director and Chairman of the Board
     Richard W. Kling

/s/  Paul S. Mannweiler*              Director
     Paul S. Mannweiler

/s/  Paula R. Meyer*                  Executive Vice President, Assured Assets
     Paula R. Meyer

/s/  William A. Stoltzmann*           Director, Vice President, General
     William A. Stoltzmann            Counsel and Secretary

/s/  Philip C. Wentzel*               Vice President and Controller
     Philip C. Wentzel


***Signed   pursuant  to  Power  of  Attorney,   dated  July  29,  1999,   filed
electronically as Exhibit 15 to Initial Registration Statement No. 333-85567, filed on or about Aug. 19, 1999 is incorporated by reference.




By: __________________________________
      Mary Ellyn Minenko

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 2
  TO REGISTRATION STATEMENT No. 333-74865

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements

Part C.

         Other Information.

         The signatures.

         Exhibits.